As filed with the Securities and Exchange Commission on 2/8/2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22761

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2018

Elements U.S. Portfolio

Elements U.S. Small Cap Portfolio

Elements International Portfolio

Elements International Small Cap Portfolio

Elements Emerging Markets Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Portfolios’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT NOVEMBER 30, 2018 (Unaudited)

ELEMENTS U.S. PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$ 180,310,773	17.7%

Consumer Discretionary	161,788,864	15.8%

Consumer Staples	136,553,685	13.4%

Industrials	123,757,718	12.1%

Financials	113,052,845	11.1%

Health Care	105,867,056	10.4%

Communication Services	94,877,046	9.3%

Materials	35,796,435	3.5%

Energy	26,923,140	2.6%

Utilities	4,686,915	0.5%

Real Estate	809,351	0.1%

Other(1)	35,492,632	3.5%
	$1,019,916,460

ELEMENTS INTERNATIONAL PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Consumer Discretionary	$102,275,438	16.5%

Industrials	97,201,517	15.5%

Consumer Staples	84,228,911	13.5%

Health Care	70,873,408	11.5%

Information Technology	70,148,396	11.3%

Communication Services	51,329,079	8.3%

Financials	47,780,291	7.7%

Materials	41,432,023	6.7%

Energy	14,523,120	2.3%

Real Estate	13,154,344	2.1%

Utilities	11,645,283	1.9%

Other(1)	16,696,211	2.7%
	$621,288,021

ELEMENTS U.S. SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Consumer Discretionary	$110,883,016	22.1%

Industrials	104,527,408	20.8%

Information Technology	69,367,753	13.8%

Financials	66,616,760	13.3%

Health Care	41,409,077	8.3%

Consumer Staples	25,908,197	5.2%

Communication Services	22,688,933	4.5%

Materials	16,648,211	3.4%

Energy	12,203,023	2.4%

Real Estate	3,394,513	0.7%

Utilities	2,423,730	0.5%

Other(1)	24,958,896	5.0%
	$501,029,517

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$ 45,760,035	19.1%

Consumer Discretionary	39,960,780	16.7%

Consumer Staples	33,259,190	13.8%

Information Technology	29,991,764	12.5%

Materials	19,086,618	7.9%

Communication Services	16,542,956	6.9%

Health Care	11,589,122	4.8%

Financials	11,242,234	4.7%

Energy	9,775,629	4.1%

Real Estate	1,231,657	0.5%

Utilities	116,954	0.0%

Other(1)	21,599,309	9.0%
	$240,156,248

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

ALLOCATION OF PORTFOLIO HOLDINGS AT NOVEMBER 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$44,631,273	17.5%

Health Care	34,163,646	13.3%

Consumer Discretionary	26,380,145	10.4%

Communication Services	25,991,036	10.2%

Consumer Staples	25,500,431	10.0%

Energy	17,756,565	7.0%

Financials	16,461,189	6.5%

Industrials	13,374,121	5.3%

Real Estate	12,163,510	4.8%

Materials	8,313,815	3.3%

Utilities	4,999,721	2.0%

Other(1)	24,986,419	9.7%
	$254,721,871

(1)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 96.5%
Automobiles & Components - 1.0%
Adient Plc - ADR (a)	1,645	$38,954
Aptiv Plc (a)	11,183	804,058
BorgWarner, Inc.	2,500	98,950
Ford Motor Co.	59,593	560,770
Garrett Motion, Inc. (b)	259	2,978
Gentex Corp.	138,276	3,113,975
Goodyear Tire & Rubber Co.	23,050	533,838
Lear Corp.	738	100,552
Thor Industries, Inc.	43,397	2,942,751
Visteon Corp. (b)	26,250	1,937,775

		10,134,601

Banks - 3.0%
Associated Banc-Corp.	25,908	600,288
Bank of America Corp.	82,944	2,355,610
Bank of Hawaii Corp.	8,363	666,949
Bank OZK	11,265	305,281
BankUnited, Inc.	100	3,454
BB&T Corp.	4,633	236,746
Citigroup, Inc.	3,710	240,371
Citizens Financial Group, Inc.	2,860	103,990
Commerce Bancshares, Inc.	7,098	447,316
Cullen/Frost Bankers, Inc.	362	36,316
East West Bancorp, Inc.	21,741	1,167,274
F.N.B. Corp.	3,600	44,136
Fifth Third Bancorp	1,635	45,666
First Citizens BancShares, Inc. - Class A	4,330	1,859,605
First Horizon National Corp.	3,439	56,709
Huntington Bancshares, Inc.	111,821	1,631,468
JPMorgan Chase & Co.	8,879	987,256
KeyCorp	71,878	1,318,243
M&T Bank Corp.	600	101,406
PacWest Bancorp	100	4,024
People’s United Financial, Inc.	6,600	111,276
Popular, Inc. (a)	26,253	1,480,669
Prosperity Bancshares, Inc.	1,880	130,453
Regions Financial Corp.	65,550	1,078,298
SunTrust Banks, Inc.	158	9,905
Synovus Financial Corp.	291	11,003
TCF Financial Corp.	73,214	1,646,583
Umpqua Holdings Corp.	108,224	2,082,230
Webster Financial Corp.	8,965	539,424
Wells Fargo & Co.	203,087	11,023,562
Western Alliance Bancorp (b)	6,880	322,466

		30,647,977

Capital Goods - 8.6%
3M Co.	5,765	1,198,659
Acuity Brands, Inc.	5,660	735,913
AECOM Technology Corp. (b)	2,513	80,818
AGCO Corp.	17,689	1,055,680
Air Lease Corp.	3,333	129,520
Allegion PLC (a)	4,741	434,228
Allison Transmission Holdings, Inc.	14,729	693,883
Altra Industrial Motion Corp.	5,462	172,326
AMETEK, Inc.	19,652	1,443,046
AO Smith Corp.	41,394	1,961,248

	SHARES	FAIR VALUE
Capital Goods - 8.6% (continued)
Arcosa, Inc. (b)	2,921	$79,860
Armstrong World Industries, Inc. (b)	6,989	468,193
Boeing Co.	14,806	5,134,129
BWX Technologies, Inc.	9,088	410,959
Carlisle Cos., Inc.	2,900	306,008
Caterpillar, Inc.	978	132,685
Crane Co.	16,599	1,433,656
Cummins, Inc.	7,687	1,161,198
Curtiss-Wright Corp.	11,125	1,228,200
Donaldson Co., Inc.	34,907	1,956,188
Dover Corp.	8,997	763,755
Eaton Corp. PLC (a)	12,152	934,975
Emerson Electric Co.	4,694	316,939
Fastenal Co.	3,297	195,380
Fluor Corp.	6,417	262,648
Fortive Corp.	18,800	1,430,116
Fortune Brands Home & Security, Inc.	39,551	1,732,334
Gardner Denver Holdings, Inc. (b)	8,861	219,310
Gates Industrial Corp. PLC (a)(b)	58,137	856,358
General Dynamics Corp.	20	3,698
Graco, Inc.	38,296	1,686,939
Harris Corp.	5,950	850,552
HD Supply Holdings, Inc. (b)	55,362	2,208,944
HEICO Corp.	35,615	3,010,180
HEICO Corp. - Class A	40,896	2,761,298
Hexcel Corp.	19,450	1,199,481
Honeywell International, Inc.	2,595	380,816
Hubbell, Inc.	400	44,064
Huntington Ingalls Industries, Inc.	7,643	1,647,066
IDEX Corp.	7,269	998,761
Illinois Tool Works, Inc.	136	18,911
Ingersoll-Rand PLC (a)	10,509	1,087,892
ITT, Inc.	36,964	2,049,654
Jacobs Engineering Group, Inc.	43,021	2,825,189
Johnson Controls International Plc (a)	9,534	331,593
L3 Technologies, Inc.	5,244	961,173
Lennox International, Inc.	8,339	1,883,863
Lincoln Electric Holdings, Inc.	21,594	1,856,004
Lockheed Martin Corp.	3,925	1,179,188
Masco Corp.	1	32
Middleby Corp. (b)	44	5,315
MSC Industrial Direct Co., Inc.	16,682	1,477,858
Nordson Corp.	17	2,047
Northrop Grumman Corp.	1,275	331,347
nVent Electric PLC (a)	15,720	393,314
Oshkosh Corp.	27,775	1,981,191
PACCAR, Inc.	6,195	385,453
Parker-Hannifin Corp.	5,062	870,866
Pentair PLC (a)	54,424	2,323,905
Quanta Services, Inc. (b)	408	14,321
Raytheon Co.	21,276	3,730,534
Regal Beloit Corp.	10,325	807,208
Resideo Technologies, Inc. (b)	432	8,912
Rockwell Automation, Inc.	9,826	1,713,065
Sensata Technologies Holding PLC (a)(b)	39	1,804
Snap-on, Inc.	6,367	1,058,450
Spirit AeroSystems Holdings, Inc.	30,184	2,471,466

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Capital Goods - 8.6% (continued)
Teledyne Technologies, Inc. (b)	2,751	$617,820
Terex Corp.	10,348	342,105
Textron, Inc.	38,249	2,147,299
Timken Co.	17	683
Toro Co.	35,572	2,205,108
Trinity Industries, Inc.	8,763	208,822
United Technologies Corp.	16,084	1,959,691
Univar, Inc. (b)	55,412	1,200,224
USG Corp.	4,808	206,936
Valmont Industries, Inc.	6,953	907,645
WABCO Holdings, Inc. (b)	1,722	209,137
Wabtec Corp.	1,036	98,006
Watsco, Inc.	10,365	1,593,101
Welbilt, Inc. (b)	100	1,382
WESCO International, Inc. (b)	24,525	1,309,880
WW Grainger, Inc.	6,958	2,185,090
Xylem, Inc.	11,652	850,363

		87,533,858

Commercial & Professional Services - 1.3%
Cintas Corp.	5,512	1,032,839
Clean Harbors, Inc. (b)	14,250	919,552
Copart, Inc. (b)	20,963	1,072,886
Dun & Bradstreet Corp.	17,064	2,449,367
Equifax, Inc.	4,826	495,485
IHS Markit Ltd. (a)(b)	5,300	282,861
KAR Auction Services, Inc.	16,370	935,382
ManpowerGroup, Inc.	21,792	1,769,075
Republic Services, Inc.	23,235	1,796,995
Robert Half International, Inc.	19,121	1,182,251
Rollins, Inc.	6,657	423,119
Stericycle, Inc. (b)	13,471	647,551
Verisk Analytics, Inc. (b)	1,674	206,438
Waste Management, Inc.	996	93,375

		13,307,176

Consumer Durables & Apparel - 3.9%
Brunswick Corp.	17,785	943,316
Carter’s, Inc.	21,654	2,002,995
Columbia Sportswear Co.	30,816	2,814,425
DR Horton, Inc.	17,424	648,521
Garmin Ltd. (a)	16,386	1,092,291
Hanesbrands, Inc.	246	3,914
Hasbro, Inc.	9,635	876,785
Leggett & Platt, Inc.	1	39
Lennar Corp. - A Shares	3,894	166,391
Lennar Corp. - B Shares	264	9,124
Lululemon Athletica, Inc. (b)	13,376	1,772,989
Michael Kors Holdings Ltd. (a)(b)	51,960	2,273,250
Mohawk Industries, Inc. (b)	3,653	467,803
Newell Brands, Inc.	19,203	449,350
NIKE, Inc.	104,005	7,812,856
NVR, Inc. (b)	799	1,957,550
PulteGroup, Inc.	57,004	1,511,746
PVH Corp.	11,518	1,272,854
Ralph Lauren Corp.	34,559	3,849,873
Skechers U.S.A., Inc. (b)	85,331	2,303,937
Tapestry, Inc.	29,471	1,147,306

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 3.9% (continued)
Tempur Sealy International, Inc. (b)	430	$21,921
Toll Brothers, Inc.	15,465	509,881
Under Armour, Inc. - Class A (b)	91,601	2,187,432
Under Armour, Inc. - Class C (b)(c)	84,736	1,892,155
VF Corp.	27,939	2,271,161

		40,259,865

Consumer Services - 2.0%
Aramark	8	304
Bright Horizons Family Solutions, Inc. (b)	1,804	219,511
Carnival Corp. (a)	16	965
Chipotle Mexican Grill, Inc. (b)	4,784	2,263,837
Choice Hotels International, Inc.	15,539	1,210,022
Darden Restaurants, Inc.	11,861	1,311,115
Domino’s Pizza, Inc.	2,194	608,440
Extended Stay America, Inc.	21,421	389,862
frontdoor, Inc. (b)	1,653	38,498
Graham Holdings Co.	2,519	1,659,920
Grand Canyon Education, Inc. (b)	9,186	1,123,999
H&R Block, Inc.	6,836	184,640
Hilton Grand Vacations, Inc. (b)	610	19,557
Hilton Worldwide Holdings, Inc.	7,823	590,949
Hyatt Hotels Corp.	33,921	2,418,906
McDonald’s Corp.	6,781	1,278,286
Service Corp International	13,609	628,736
ServiceMaster Global Holdings, Inc. (b)	9,291	411,313
Six Flags Entertainment Corp.	41	2,516
Starbucks Corp.	36,552	2,438,749
Wendy’s Co.	2,699	48,393
Wyndham Destinations, Inc.	20,831	863,862
Wyndham Hotels & Resorts, Inc.	722	36,194
Yum China Holdings, Inc.	77,465	2,775,571
Yum! Brands, Inc.	2,414	222,619

		20,746,764

Diversified Financials - 3.6%
Affiliated Managers Group, Inc.	918	102,008
Ally Financial, Inc.	23,371	623,538
American Express Co.	15,689	1,761,404
Ameriprise Financial, Inc.	43	5,579
Artisan Partners Asset Management, Inc.	14,382	391,622
Berkshire Hathaway, Inc. (b)	94,905	20,712,067
BGC Partners, Inc.	60,070	633,138
Capital One Financial Corp.	2,528	226,711
Cboe Global Markets, Inc.	6,031	649,056
Credit Acceptance Corp. (b)	165	67,554
Discover Financial Services	7,222	514,929
E*TRADE Financial Corp.	21,461	1,122,196
Eaton Vance Corp.	1,123	45,740
Evercore Partners, Inc. - Class A	26,721	2,206,086
FactSet Research Systems, Inc.	2,101	492,663
Franklin Resources, Inc.	47,709	1,616,858
Jefferies Financial Group, Inc.	1	22
Lazard Ltd. (a)	3,936	157,912
LPL Financial Holdings, Inc.	390	25,026
MarketAxess Holdings, Inc.	1,972	429,364
Morningstar, Inc.	11,871	1,402,440
MSCI, Inc.	1,199	188,351

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Diversified Financials - 3.6% (continued)
Nasdaq, Inc.	200	$18,264
OneMain Holdings, Inc. (b)	14,373	420,698
Raymond James Financial, Inc.	331	26,391
S&P Global, Inc.	506	92,527
SEI Investments Co.	32,054	1,721,300
Synchrony Financial	37,709	979,680
T. Rowe Price Group, Inc.	100	9,936
Voya Financial, Inc.	11,379	511,486

		37,154,546

Energy - 2.6%
Apache Corp.	300	10,539
Apergy Corp. (b)	1,193	40,896
Baker Hughes a GE Co.	12,714	290,133
Cabot Oil & Gas Corp.	3,059	76,964
Cheniere Energy, Inc. (b)	65	3,973
Chevron Corp.	49,037	5,832,461
ConocoPhillips	763	50,495
Exxon Mobil Corp.	179,004	14,230,818
Halliburton Co.	29,025	912,256
HollyFrontier Corp.	9,700	605,959
Kosmos Energy Ltd. (a)(b)	810	4,358
Marathon Oil Corp.	35,780	597,168
Marathon Petroleum Corp.	9,329	607,878
Murphy Oil Corp.	3,400	108,460
National Oilwell Varco, Inc.	800	25,688
Occidental Petroleum Corp.	300	21,081
ONEOK, Inc.	425	26,108
PBF Energy, Inc.	21,788	842,760
Phillips 66	1,700	158,984
Schlumberger Ltd. (a)	11,565	521,581
SM Energy Co.	3,700	75,480
Transocean Ltd. (a)(b)	9,800	90,944
Valero Energy Corp.	22,029	1,760,117
Whiting Petroleum Corp. (b)	759	22,975
Williams Cos., Inc.	200	5,064

		26,923,140

Food & Staples Retailing - 6.4%
Casey’s General Stores, Inc.	11,236	1,454,725
Costco Wholesale Corp.	37,170	8,596,678
Kroger Co.	179,391	5,320,737
Sprouts Farmers Market, Inc. (b)	87,400	2,011,948
Sysco Corp.	45,848	3,090,155
U.S. Foods Holding Corp. (b)	132,305	4,389,880
Walgreens Boots Alliance, Inc.	130,927	11,085,589
Walmart, Inc.	299,051	29,202,330

		65,152,042

Food, Beverage & Tobacco - 4.3%
Altria Group, Inc.	34,671	1,901,011
Archer-Daniels-Midland Co.	34,556	1,590,267
Brown-Forman Corp. - Class A	6,798	330,451
Brown-Forman Corp. - Class B	37,835	1,805,486
Bunge Ltd. (a)	5,525	315,312
Campbell Soup Co. (c)	6,174	242,021
Coca-Cola Co.	30,770	1,550,808
Conagra Brands, Inc.	10,001	323,426

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 4.3% (continued)
Constellation Brands, Inc.	200	$39,152
Flowers Foods, Inc.	98,111	1,941,617
General Mills, Inc.	22,973	971,988
Hain Celestial Group, Inc. (b)	63,124	1,306,667
Hershey Co.	21,408	2,318,486
Hormel Foods Corp. (c)	81,166	3,659,775
Ingredion, Inc.	15,295	1,597,716
JM Smucker Co.	5,023	524,954
Kellogg Co.	9,871	628,289
Keurig Dr. Pepper, Inc.	99,928	2,698,056
Kraft Heinz Co.	878	44,883
Lamb Weston Holdings, Inc.	2,552	195,738
McCormick & Co., Inc.	10,371	1,555,650
Molson Coors Brewing Co.	22,675	1,491,335
Mondelez International, Inc.	37,617	1,692,013
Monster Beverage Corp. (b)	16,688	995,940
PepsiCo., Inc.	44,648	5,444,377
Philip Morris International, Inc.	44,396	3,841,586
Pilgrim’s Pride Corp. (b)	8,052	159,752
Post Holdings, Inc. (b)	1,475	142,706
TreeHouse Foods, Inc. (b)	30,049	1,580,577
Tyson Foods, Inc.	47,690	2,811,325

		43,701,364

Health Care Equipment & Services - 7.0%
Abbott Laboratories	3,801	281,464
ABIOMED, Inc. (b)	2,240	745,203
Acadia Healthcare Co., Inc. (b)	100	3,397
Align Technology, Inc. (b)	2,433	559,322
Allscripts Healthcare Solutions, Inc. (b)	62	633
AmerisourceBergen Corp.	11,797	1,048,753
Anthem, Inc.	16,660	4,832,566
Baxter International, Inc.	19,684	1,349,338
Becton, Dickinson & Co.	1	253
Cantel Medical Corp.	10,182	874,430
Cardinal Health, Inc.	3,467	190,096
Centene Corp. (b)	18,682	2,657,515
Cerner Corp. (b)	2,121	122,827
Chemed Corp.	4,434	1,404,603
Cigna Corp.	17,938	4,006,990
Cooper Cos., Inc.	543	151,405
CVS Health Corp.	33,551	2,690,789
Danaher Corp.	5,072	555,587
DaVita, Inc. (b)	15,931	1,052,402
DENTSPLY SIRONA, Inc.	22,127	835,958
DexCom, Inc. (b)	1,874	242,852
Edwards Lifesciences Corp. (b)	5,320	861,893
Encompass Health Corp.	16,424	1,235,249
Express Scripts Holding Co. (b)	35,999	3,652,819
HCA Healthcare, Inc.	652	93,881
Henry Schein, Inc. (b)	8,949	798,251
Hill-Rom Holdings, Inc.	17,313	1,678,668
Hologic, Inc. (b)	1	44
Humana, Inc.	12,751	4,201,072
ICU Medical, Inc. (b)	947	227,744
IDEXX Laboratories, Inc. (b)	4,128	841,121
Intuitive Surgical, Inc. (b)	100	53,087
Laboratory Corp. of America Holdings (b)	5,459	795,049

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Health Care Equipment & Services - 7.0% (continued)
Masimo Corp. (b)	4,115	$454,378
McKesson Corp.	6,233	776,009
MEDNAX, Inc. (b)	46,796	1,881,199
Medtronic PLC (a)	2,951	287,811
Molina Healthcare, Inc. (b)	7,696	1,075,208
Premier, Inc. (b)	68,872	2,731,464
Quest Diagnostics, Inc.	19,724	1,746,955
ResMed, Inc.	18,778	2,099,193
STERIS PLC (a)	10,762	1,281,539
UnitedHealth Group, Inc.	45,736	12,868,281
Universal Health Services, Inc.	5,096	703,197
Varex Imaging Corp. (b)	30	791
Varian Medical Systems, Inc. (b)	13,370	1,649,724
Veeva Systems, Inc. (b)	1,300	125,008
WellCare Health Plans, Inc. (b)	13,790	3,514,795
West Pharmaceutical Services, Inc.	10,694	1,171,635
Zimmer Biomet Holdings, Inc.	5,305	620,791

		71,033,239

Household & Personal Products - 2.7%
Church & Dwight Co., Inc.	24,442	1,617,816
Clorox Co.	14,680	2,431,302
Colgate-Palmolive Co.	76,222	4,841,621
Coty, Inc.	900	7,506
Energizer Holdings, Inc.	17,031	763,500
Estee Lauder Cos., Inc.	29,903	4,265,962
Herbalife Nutrition Ltd. (a)(b)	42,680	2,443,430
Kimberly-Clark Corp.	31,793	3,667,958
Nu Skin Enterprises, Inc.	22,415	1,478,718
Procter & Gamble Co.	65,416	6,182,466

		27,700,279

Insurance - 4.4%
Aflac, Inc.	43,360	1,983,286
Allstate Corp.	17,807	1,588,206
American Financial Group, Inc.	18,059	1,848,519
American National Insurance Co.	4,395	560,846
Aon PLC (a)	900	148,599
Arthur J Gallagher & Co.	11,443	881,912
Assurant, Inc.	697	67,776
Assured Guaranty Ltd. (a)	35,532	1,450,416
Athene Holding Ltd. (a)(b)	3,764	163,696
Brighthouse Financial, Inc. (b)	5,124	206,292
Brown & Brown, Inc.	72,038	2,090,543
Cincinnati Financial Corp.	17,197	1,405,511
CNA Financial Corp.	27,574	1,293,772
Erie Indemnity Co.	1,497	204,865
Fidelity National Financial, Inc.	90,813	3,051,317
First American Financial Corp.	42,190	2,039,043
Hanover Insurance Group, Inc.	19,157	2,197,500
Hartford Financial Services Group, Inc.	20,547	907,972
Lincoln National Corp.	1	63
Loews Corp.	33,725	1,620,824
Markel Corp. (b)	100	114,414
Marsh & McLennan Cos., Inc.	25,319	2,245,795
Mercury General Corp.	12,242	693,509
MetLife, Inc.	45,774	2,042,894
Old Republic International Corp.	115,757	2,610,320

	SHARES	FAIR VALUE
Insurance - 4.4% (continued)
Principal Financial Group, Inc.	12,710	$626,857
Progressive Corp.	53,327	3,535,047
Reinsurance Group of America, Inc.	12,587	1,880,246
Torchmark Corp.	25,394	2,194,296
Travelers Cos., Inc.	14,436	1,882,021
Unum Group	19,836	712,311
WR Berkley Corp.	34,998	2,757,142

		45,005,810

Materials - 3.5%
Air Products & Chemicals, Inc.	160	25,739
Albemarle Corp.	4,708	453,475
AptarGroup, Inc.	18,087	1,881,952
Ashland Global Holdings, Inc.	6,943	568,562
Avery Dennison Corp.	23,966	2,310,322
Axalta Coating Systems Ltd. (a)(b)	34,008	851,220
Ball Corp.	209	10,264
Bemis Co., Inc.	62,773	3,060,811
Berry Global Group, Inc. (b)	3,530	177,630
Cabot Corp.	11,799	580,511
Celanese Corp.	1,026	103,554
CF Industries Holdings, Inc.	13,863	584,880
Crown Holdings, Inc. (b)	1	51
Domtar Corp.	55,091	2,400,866
Eagle Materials, Inc.	304	22,192
Ecolab, Inc.	200	32,098
FMC Corp.	6,110	505,541
Freeport-McMoRan, Inc.	88,668	1,058,696
Huntsman Corp.	12,171	246,098
International Flavors & Fragrances, Inc.	194	27,476
Linde Plc (a)(b)	13,691	2,177,554
LyondellBasell Industries N.V. (a)	15,509	1,447,145
Newmont Mining Corp.	99,601	3,221,096
Nucor Corp.	34,505	2,084,447
Olin Corp.	10,967	236,120
Packaging Corp of America	8,317	813,569
Platform Specialty Products Corp. (b)	2,300	27,071
PPG Industries, Inc.	4,560	498,545
Reliance Steel & Aluminum Co.	21,256	1,710,045
Royal Gold, Inc.	6,736	492,738
RPM International, Inc.	24,130	1,591,374
Scotts Miracle-Gro Co.	262	19,907
Sealed Air Corp.	14,937	545,649
Sherwin-Williams Co.	872	369,789
Silgan Holdings, Inc.	8,714	224,386
Sonoco Products Co.	47,161	2,713,644
Steel Dynamics, Inc.	26,587	935,862
United States Steel Corp.	10,105	233,021
Westlake Chemical Corp.	11,662	845,378
WestRock Co.	14,943	703,965
WR Grace & Co.	50	3,192

		35,796,435

Media & Entertainment - 8.4%
Activision Blizzard, Inc.	3,196	159,416
Alphabet, Inc. - Class A (b)	14,438	16,021,127
Alphabet, Inc. - Class C (b)	11,545	12,635,194
AMC Networks, Inc. (b)	15,025	899,397

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Media & Entertainment - 8.4% (continued)
Cable One, Inc.	275	$247,305
Comcast Corp.	66,813	2,606,375
Discovery Communications, Inc. - Class A (b)(c)	64,610	1,984,819
Discovery Communications, Inc. - Class C (b)	50,170	1,401,248
DISH Network Corp. (b)	20,454	670,073
Electronic Arts, Inc. (b)	8,402	706,356
Entercom Communications Corp. - Class A	1	7
Facebook, Inc. (b)	57,830	8,131,476
IAC InterActive Corp. (b)	11,551	2,055,616
Interpublic Group of Cos., Inc.	18,100	425,350
John Wiley & Sons, Inc.	58,767	3,249,227
Liberty Media Corp. - Liberty SiriusXM - Class A (b)	46,309	1,842,635
Liberty Media Corp. - Liberty SiriusXM - Class B (b)	14,026	562,723
Liberty Media Corp. - Liberty Formula One (b)	8,601	247,881
Lions Gate Entertainment Corp. - Class A (a)(c)	54,397	1,055,846
Lions Gate Entertainment Corp. - Class B (a)	52,501	946,593
Live Nation Entertainment, Inc. (b)	34,205	1,904,534
Madison Square Garden Co. (b)	4,426	1,195,109
Match Group, Inc. (b)(c)	53,190	2,141,961
News Corp. - Class A	84,195	1,092,851
News Corp. - Class B	60,744	813,970
Omnicom Group, Inc.	1,623	124,922
Take-Two Interactive Software, Inc. (b)	1,092	119,760
Tribune Media Co.	18,595	748,635
TripAdvisor, Inc. (b)	21,449	1,374,023
Twenty-First Century Fox, Inc. - Class A	60,519	2,993,875
Twenty-First Century Fox, Inc. - Class B	49,567	2,430,270
Twitter, Inc. (b)	23,413	736,339
Viacom, Inc. - Class A (c)	6,404	218,120
Viacom, Inc. - Class B	102,018	3,148,275
Walt Disney Co.	83,804	9,678,524
Zillow Group, Inc. - Class A (b)	212	7,681
Zynga, Inc. (b)	245,105	887,280

		85,464,793

Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
Agilent Technologies, Inc.	1,600	115,760
Allergan PLC (a)	11,850	1,855,710
Bio-Rad Laboratories, Inc. (b)	1,707	468,503
Bio-Techne Corp.	150	24,213
Bristol-Myers Squibb Co.	90,235	4,823,963
Bruker Corp.	70,426	2,333,918
Charles River Laboratories International, Inc. (b)	5,740	774,039
Eli Lilly & Co.	15,160	1,798,582
Illumina, Inc. (b)	2,388	805,950
IQVIA Holdings, Inc. (b)	1,021	127,696
Johnson & Johnson	62,434	9,171,555
Merck & Co., Inc.	17,402	1,380,675
Mettler-Toledo International, Inc. (b)	161	102,502

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 3.4% (continued)
Mylan N.V. (a)(b)	4,600	$155,756
PerkinElmer, Inc.	17,189	1,496,474
Perrigo Co. PLC (a)	10,953	682,153
Pfizer, Inc.	165,834	7,666,506
QIAGEN NV (a)(b)	14,095	499,527
Waters Corp. (b)	2,535	503,400
Zoetis, Inc.	500	46,935

		34,833,817

Real Estate - 0.1%
Jones Lang LaSalle, Inc.	1,242	177,854
Realogy Holdings Corp. (c)	32,788	631,497

		809,351

Retailing - 8.9%
Advance Auto Parts, Inc.	10,827	1,924,066
Amazon.com, Inc. (b)	7,179	12,133,730
AutoNation, Inc. (b)	1,994	74,037
AutoZone, Inc. (b)	2,764	2,236,270
Best Buy Co., Inc.	40,076	2,588,509
Booking Holdings, Inc. (b)	239	452,159
Burlington Stores, Inc. (b)	12,019	1,992,269
Dick’s Sporting Goods, Inc.	28,176	1,013,772
Dollar General Corp.	26,888	2,984,299
Dollar Tree, Inc. (b)	20,689	1,795,185
eBay, Inc. (b)	77,405	2,310,539
Expedia Group, Inc.	6,653	803,616
Foot Locker, Inc.	33,723	1,901,977
Gap, Inc.	116,661	3,183,679
Genuine Parts Co.	14,355	1,488,757
Home Depot, Inc.	37,610	6,781,835
Kohl’s Corp.	39,577	2,658,387
L Brands, Inc.	69,641	2,305,814
LKQ Corp. (b)	39,621	1,103,049
Lowe’s Cos., Inc.	75,292	7,105,306
Macy’s, Inc.	142,366	4,871,765
Michaels Cos., Inc. (b)	90,666	1,538,602
Nordstrom, Inc.	22,687	1,199,462
O’Reilly Automotive, Inc. (b)	3,603	1,249,448
Penske Automotive Group, Inc.	11,222	489,279
Pool Corp.	10,092	1,640,051
Qurate Retail, Inc. (b)	82,791	1,839,616
Ross Stores, Inc.	31,630	2,770,788
Target Corp.	55,724	3,954,175
Tiffany & Co.	13,575	1,235,325
TJX Cos., Inc.	96,814	4,729,364
Tractor Supply Co.	44,238	4,208,361
Urban Outfitters, Inc. (b)	62,345	2,374,721
Wayfair, Inc. - Class A (b)	860	91,332
Williams-Sonoma, Inc. (c)	28,573	1,618,089

		90,647,633

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (b)	27,102	577,273
Applied Materials, Inc.	158,640	5,914,099
Cypress Semiconductor Corp.	96,707	1,344,227
First Solar, Inc. (b)	3,722	165,443
Intel Corp.	95,102	4,689,480

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 3.5% (continued)
KLA-Tencor Corp.	6,199	$610,973
Lam Research Corp.	21,161	3,321,431
Marvell Technology Group Ltd. (a)	78,069	1,257,692
Maxim Integrated Products, Inc.	5,600	313,152
Micron Technology, Inc. (b)	166,724	6,428,877
MKS Instruments, Inc.	16,912	1,326,916
Monolithic Power Systems, Inc.	977	129,032
NVIDIA Corp.	15,078	2,464,198
NXP Semiconductors N.V. (a)	200	16,674
ON Semiconductor Corp. (b)	57,929	1,111,078
Qorvo, Inc. (b)	4,578	301,278
QUALCOMM, Inc.	19,735	1,149,761
Skyworks Solutions, Inc.	11,346	825,648
Teradyne, Inc.	19,222	686,033
Texas Instruments, Inc.	10,395	1,037,941
Universal Display Corp.	160	14,694
Xilinx, Inc.	21,085	1,949,941

		35,635,841

Software & Services - 7.1%
Accenture PLC (a)	20,218	3,326,265
Adobe, Inc. (b)	677	169,853
Akamai Technologies, Inc. (b)	7,485	514,594
Alliance Data Systems Corp.	74	14,827
Amdocs Ltd. (a)	40,536	2,631,192
ANSYS, Inc. (b)	9,880	1,600,758
Aspen Technology, Inc. (b)	17,747	1,531,566
Atlassian Corp PLC (a)(b)	7,801	670,418
Autodesk, Inc. (b)	100	14,450
Automatic Data Processing, Inc.	1,344	198,132
Black Knight, Inc. (b)	27,413	1,242,905
Booz Allen Hamilton Holding Corp.	30,413	1,560,491
Broadridge Financial Solutions, Inc.	16,919	1,791,215
Cadence Design Systems, Inc. (b)	30,278	1,363,721
CDK Global, Inc.	7,772	391,709
Citrix Systems, Inc. (b)	8,839	963,186
Cognizant Technology Solutions Corp.	6,770	482,227
Conduent, Inc. (b)	69,100	885,862
CoreLogic, Inc. (b)	8,964	362,683
Dell Technologies, Inc. - Class V (b)	9,156	965,775
DXC Technology Co.	9,050	570,512
EPAM Systems, Inc. (b)	5,793	754,538
Euronet Worldwide, Inc. (b)	10,509	1,235,963
Fidelity National Information Services, Inc.	11,280	1,217,676
FireEye, Inc. (b)	3,540	70,835
First Data Corp. (b)	44,457	848,240
Fiserv, Inc. (b)	8,317	658,124
Fortinet, Inc. (b)	8,860	654,222
Gartner, Inc. (b)	4,781	732,401
Genpact Ltd. (a)	59,182	1,797,949
GoDaddy, Inc. (b)	307	20,035
Guidewire Software, Inc. (b)	2,003	186,199
International Business Machines Corp.	68,602	8,525,171
Intuit, Inc.	14,299	3,067,564
Jack Henry & Associates, Inc.	5,264	735,381
Leidos Holdings, Inc.	14,388	906,444
LogMeIn, Inc.	20,510	1,891,637

	SHARES	FAIR VALUE
Software & Services - 7.1% (continued)
Manhattan Associates, Inc. (b)	14,633	$724,772
MasterCard, Inc.	16,643	3,346,408
Micro Focus International Plc - ADR (a)	1	20
Microsoft Corp.	5,876	651,590
Nuance Communications, Inc. (b)	18,172	290,570
Okta, Inc. (b)	2,590	164,853
Oracle Corp.	17,082	832,918
PayPal Holdings, Inc. (b)	20,593	1,767,085
Pegasystems, Inc.	11,915	643,291
Proofpoint, Inc. (b)	176	17,074
PTC, Inc. (b)	7,430	642,621
Red Hat, Inc. (b)	873	155,883
RingCentral, Inc. - Class A (b)	1,928	159,831
Sabre Corp.	24,989	638,969
Salesforce.com, Inc. (b)	327	46,683
SS&C Technologies Holdings, Inc.	13,019	626,865
Symantec Corp.	98,436	2,176,420
Synopsys, Inc. (b)	24,074	2,213,364
Tableau Software, Inc. (b)	5,469	681,656
Teradata Corp. (b)	63,141	2,375,996
Total System Services, Inc.	22,083	1,929,392
Tyler Technologies, Inc. (b)	2,901	559,197
Ultimate Software Group, Inc. (b)	2,123	560,302
Visa, Inc.	18,040	2,556,448
VMware, Inc. (b)	17,908	2,996,725
Western Union Co.	36	674
Worldpay, Inc. (b)	7,555	648,295

		71,962,622

Technology Hardware & Equipment - 7.2%
Amphenol Corp.	8,134	715,304
Apple, Inc.	155,351	27,742,581
Arista Networks, Inc. (b)	100	23,848
ARRIS International PLC (a)(b)	1,682	51,974
Arrow Electronics, Inc. (b)	8,177	629,384
Avnet, Inc.	63,957	2,802,596
CDW Corp.	22,970	2,128,860
Cisco Systems, Inc.	100,773	4,824,003
Cognex Corp.	23,758	1,045,827
Coherent, Inc. (b)	9,667	1,335,593
CommScope Holding Co., Inc. (b)	588	10,643
Corning, Inc.	56,269	1,812,987
Dolby Laboratories, Inc.	47,863	3,369,555
EchoStar Corp. (b)	17,567	735,003
F5 Networks, Inc. (b)	10,255	1,763,552
FLIR Systems, Inc.	36,263	1,663,021
Hewlett Packard Enterprise Co.	63,792	956,880
HP, Inc.	192,251	4,421,773
IPG Photonics Corp. (b)	1,207	171,575
Jabil, Inc.	1,342	33,510
Juniper Networks, Inc.	116,853	3,354,850
Keysight Technologies, Inc. (b)	23,411	1,447,268
Motorola Solutions, Inc.	7,797	1,023,356
National Instruments Corp.	29,329	1,435,948
NCR Corp. (b)(c)	470	13,024
NetApp, Inc.	39,448	2,637,888
Trimble, Inc. (b)	21,965	835,329
Western Digital Corp.	62,552	2,839,235

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 7.2% (continued)
Xerox Corp.	69,525	$1,871,613
Zebra Technologies Corp. (b)	5,647	1,015,331

		72,712,311

Telecommunication Services - 0.9%
AT&T, Inc.	47,097	1,471,310
CenturyLink, Inc.	24,426	459,209
Frontier Communications Corp.	1	4
Telephone & Data Systems, Inc.	72,885	2,604,181
T-Mobile US, Inc. (b)	4,315	295,362
United States Cellular Corp. (b)	50,130	2,800,262
Verizon Communications, Inc.	29,551	1,781,925

		9,412,253

Transportation - 2.2%
Alaska Air Group, Inc.	36,220	2,653,477
CH Robinson Worldwide, Inc.	12,029	1,110,638
Copa Holdings SA (a)	14,615	1,242,713
Delta Air Lines, Inc.	21,083	1,279,949
Expeditors International of Washington, Inc.	26,441	2,011,896
FedEx Corp.	400	91,600
Genesee & Wyoming, Inc. (b)	1,641	136,663
J.B. Hunt Transport Services, Inc.	13,378	1,422,884
JetBlue Airways Corp. (b)	84,624	1,651,860
Kirby Corp. (b)	9,874	753,781
Knight-Swift Transportation Holdings, Inc.	10,679	370,134
Landstar System, Inc.	32,652	3,561,680
Macquarie Infrastructure Corp.	700	29,190
Old Dominion Freight Line, Inc.	9,395	1,284,578
Schneider National, Inc.	80,408	1,795,511
Southwest Airlines Co.	55,315	3,020,752
Union Pacific Corp.	700	107,646
United Continental Holdings, Inc. (b)	4,051	391,732

		22,916,684

Utilities - 0.5%
Aqua America, Inc.	1,543	52,909
Atmos Energy Corp.	2,453	234,678
Avangrid, Inc.	16,662	839,431
CMS Energy Corp.	5,975	311,238
Evergy, Inc.	10,986	652,239
Eversource Energy	1,888	129,026
Hawaiian Electric Industries, Inc.	2,427	93,003
MDU Resources Group, Inc.	7,160	189,525
National Fuel Gas Co.	595	32,041
NiSource, Inc.	1,492	39,419
NRG Energy, Inc.	1,376	52,880
OGE Energy Corp.	1,446	57,290
PG&E Corp. (b)	1,535	40,493
UGI Corp.	18,237	1,047,716
Vectren Corp.	5,812	417,360
Vistra Energy Corp. (b)	4,700	110,356
WEC Energy Group, Inc.	56	4,059
Xcel Energy, Inc.	7,307	383,252

		4,686,915

TOTAL COMMON STOCKS (Cost $858,294,836)		984,179,316

	SHARES	FAIR VALUE
REAL ESTATE INVESTMENT TRUSTS - 0.0% (d)
Diversified Financials - 0.0% (d)
AGNC Investment Corp.	10,859	$192,204
Chimera Investment Corp.	1,089	20,898
MFA Financial, Inc.	656	4,756
Starwood Property Trust, Inc.	1,160	25,949
Two Harbors Investment Corp.	49	705

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $250,975)		244,512

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10% (e)	2,861,730	2,861,730
First American Government Obligations Fund, 2.12% (e)	2,861,730	2,861,730
First American Treasury Obligations Fund, 2.16% (e)	2,861,729	2,861,729
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.09% (e)	2,861,730	2,861,730
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.13% (e)	2,861,730	2,861,730

		14,308,649

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.0%
2.159%, 12/06/2018 (f)(g)	$20,000,000	19,993,944

TOTAL SHORT-TERM INVESTMENTS (Cost $34,302,593)		34,302,593

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.0%
BlackRock Liquidity Funds FedFund Portfolio, 2.11% (e)	1,696,142	1,696,142
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.34% (e)	8,989,446	8,992,188

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $10,688,330)		10,688,330

TOTAL INVESTMENTS (Cost $903,536,734) - 100.9%		1,029,414,751

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(9,498,291)

TOTAL NET ASSETS - 100.0%		$1,019,916,460

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. PORTFOLIO

Percentages are stated as a percent of net assets.

ADR	- American Depository Receipt
PLC	- Public Limited Company
(a)	Foreign issued security. Total foreign securities are $39,869,116 which represents 3.9% of net assets.
(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan as of November 30, 2018. Total loaned securities had a market value of $10,386,709 as of November 30, 2018.
(d)	Rounds to zero.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2018.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-mini Index, December 2018 Settlement	217	$29,927,555	$(310,088)

TOTAL FUTURES CONTRACTS PURCHASED		$29,927,555	$(310,088)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 94.4%
Automobiles & Components - 1.3%
Cooper Tire & Rubber Co.	13,093	$447,781
Cooper-Standard Holdings, Inc. (a)	4,384	320,558
Dana, Inc.	5,233	75,931
Dorman Products, Inc. (a)	8,289	728,271
Fox Factory Holding Corp. (a)	9,985	636,144
Gentherm, Inc. (a)	8,463	392,937
LCI Industries	3,470	268,509
Modine Manufacturing Co. (a)	18,599	242,717
Shiloh Industries, Inc. (a)	3,176	25,313
Standard Motor Products, Inc.	15,309	806,325
Stoneridge, Inc. (a)	36,142	966,798
Strattec Security Corp.	6,029	184,126
Tenneco, Inc.	22,834	770,647
Tower International, Inc.	11,509	323,633
Unique Fabricating, Inc.	600	3,516
Winnebago Industries, Inc.	15,793	395,299

		6,588,505

Banks - 6.3%
ACNB Corp.	243	8,770
American National Bankshares, Inc.	1,389	50,046
Ames National Corp.	206	5,657
Arrow Financial Corp.	4,562	158,621
Atlantic Capital Bancshares, Inc. (a)	63	1,160
Axos Financial, Inc. (a)	900	28,080
BancFirst Corp.	5,870	327,663
Bank of Commerce Holdings	2,000	24,200
Bank of Marin Bancorp	6,464	275,948
Bank of N.T. Butterfield & Son Ltd. (b)	10,607	420,886
BankFinancial Corp.	14,804	221,024
Banner Corp.	2,700	162,000
BCB Bancorp, Inc.	1,400	16,394
Beneficial Bancorp, Inc.	15,652	242,293
Berkshire Hills Bancorp, Inc.	7,446	254,281
Blue Hills Bancorp, Inc.	1,400	33,236
BOK Financial Corp.	2,495	210,307
Boston Private Financial Holdings, Inc.	1,996	25,329
Bridge Bancorp, Inc.	200	5,904
Brookline Bancorp, Inc.	15,177	234,940
Bryn Mawr Bank Corp.	449	17,655
C&F Financial Corp.	1,353	71,141
Cadence Bancorp	16,296	334,231
Camden National Corp.	840	34,734
Capital City Bank Group, Inc.	17,583	473,334
Cathay General Bancorp	5,071	200,659
CenterState Bank Corp.	5,613	140,381
Central Pacific Financial Corp.	14,090	395,084
Central Valley Community Bancorp	5,423	110,358
Century Bancorp, Inc. - Class A	796	65,073
Chemung Financial Corp.	4,790	206,928
Citizens & Northern Corp.	12,445	331,161
City Holding Co.	330	25,321
Civista Bancshares, Inc.	501	10,676
CNB Financial Corp.	1,992	53,107
Codorus Valley Bancorp, Inc.	872	20,925
Columbia Banking System, Inc.	2,991	121,674
Community Bank System, Inc.	7,536	494,814

	SHARES	FAIR VALUE
Banks - 6.3% (continued)
Community Bankers Trust Corp. (a)	700	$5,789
Community Trust Bancorp, Inc.	6,621	305,956
County Bancorp, Inc.	804	17,206
Customers Bancorp, Inc. (a)	5,401	105,373
CVB Financial Corp.	3,769	87,592
Entegra Financial Corp. (a)	100	2,314
Enterprise Bancorp, Inc.	200	6,836
Enterprise Financial Services Corp.	123	5,497
ESSA Bancorp, Inc.	950	15,247
Essent Group Ltd. (a)(b)	19,972	770,120
Farmers National Banc Corp.	8,328	116,759
FB Financial Corp.	400	15,460
Federal Agricultural Mortgage Corp. - Class C	2,183	144,209
Fidelity Southern Corp.	9,325	221,282
Financial Institutions, Inc.	3,687	110,905
First Bancorp NC	3,606	144,312
First Bancorp Puerto Rico (a)(b)	55,137	498,990
First Bancorp, Inc.	2,754	78,296
First Busey Corp.	15,413	442,199
First Business Financial Services, Inc.	5,948	127,585
First Commonwealth Financial Corp.	45,886	639,651
First Community Bancshares, Inc.	7,566	263,070
First Defiance Financial Corp.	5,523	155,638
First Financial Bancorp	700	19,544
First Financial Bankshares, Inc. (c)	1,907	124,947
First Financial Corp.	1,565	73,070
First Financial Northwest, Inc.	427	6,499
First Foundation, Inc. (a)	200	3,202
First Guaranty Bancshares, Inc.	110	2,440
First Internet Bancorp	335	8,325
First Interstate BancSystem, Inc. - Class A	20,568	893,268
First Merchants Corp.	9,765	410,521
First Midwest Bancorp, Inc.	14,246	336,063
Flagstar Bancorp, Inc. (a)	485	15,738
Flushing Financial Corp.	5,925	138,467
Fulton Financial Corp.	28,696	499,597
German American Bancorp, Inc.	1,048	33,054
Glacier Bancorp, Inc.	11,359	536,372
Great Southern Bancorp, Inc.	1,857	100,798
Great Western Bancorp, Inc.	4,300	160,476
Green Bancorp, Inc.	4,688	95,354
Guaranty Bancorp	300	7,683
Hancock Whitney Corp.	508	20,432
Hanmi Financial Corp.	13,239	297,083
HarborOne Bancorp, Inc. (a)	200	3,546
Heartland Financial USA, Inc.	11,347	620,681
Heritage Commerce Corp.	47,542	679,375
Heritage Financial Corp.	4,751	166,142
Hilltop Holdings, Inc.	1,263	24,679
Home Bancorp, Inc.	1,102	41,854
Home BancShares, Inc.	12,786	250,733
HomeStreet, Inc. (a)	9,452	251,612
HomeTrust Bancshares, Inc.	3,458	89,873
Hope Bancorp, Inc.	3,611	54,887
Horizon Bancorp	2,602	45,275
Independent Bank Corp. - Massachusetts	1,862	149,649

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Banks - 6.3% (continued)
Independent Bank Corp. - Michigan	11,966	$274,979
International Bancshares Corp.	500	19,195
Investar Holding Corp.	100	2,513
Investors Bancorp, Inc.	1,854	22,767
Lakeland Bancorp, Inc.	17,132	283,192
Lakeland Financial Corp.	3,196	147,975
Legacy Texas Financial Group, Inc.	468	18,163
Macatawa Bank Corp.	13,628	138,188
MB Financial, Inc.	14,689	673,931
MBT Financial Corp.	18,548	211,818
Mercantile Bank Corp.	300	9,582
Meridian Bancorp, Inc.	8,368	136,817
Meta Financial Group, Inc.	12,623	288,562
MGIC Investment Corp. (a)	105,212	1,232,032
MidSouth Bancorp, Inc.	12,540	165,779
MidWestOne Financial Group, Inc.	1	29
MutualFirst Financial, Inc.	200	7,078
National Bank Holdings Corp. - Class A	201	7,483
National Bankshares, Inc.	1,927	83,420
National Commerce Corp. (a)	515	21,290
NBT Bancorp, Inc.	4,871	189,823
NMI Holdings, Inc. - Class A (a)	18,091	353,498
Northeast Bancorp	700	13,034
Northfield Bancorp, Inc.	2,034	28,659
Northrim BanCorp, Inc.	8,475	309,083
Northwest Bancshares, Inc.	48,721	873,567
Ocwen Financial Corp. (a)	1,760	3,714
OFG Bancorp (b)	34,364	624,737
Old National Bancorp/IN	1,172	21,952
Old Second Bancorp, Inc.	10,564	154,974
Opus Bank	14,300	308,880
Oritani Financial Corp.	7,258	113,152
Pacific City Financial Corp.	422	6,794
Park National Corp.	795	76,026
Parke Bancorp, Inc.	420	7,976
Peapack Gladstone Financial Corp.	8,793	251,568
Penns Woods Bancorp, Inc.	500	21,625
PennyMac Financial Services, Inc.	8,710	178,642
Peoples Bancorp, Inc.	2,973	103,758
People’s United Financial, Inc.	4,731	79,765
People’s Utah Bancorp	3,827	123,650
Preferred Bank	3,932	201,397
Premier Financial Bancorp, Inc.	15,248	283,765
Provident Financial Services, Inc.	15,981	410,392
QCR Holdings, Inc.	81	2,985
Renasant Corp.	4,355	159,175
Republic Bancorp, Inc. - Class A	5,805	251,182
Riverview Bancorp, Inc.	3,500	28,490
S&T Bancorp, Inc.	4,636	195,964
Sandy Spring Bancorp, Inc.	730	26,295
Seacoast Banking Corp of Florida (a)	338	9,802
Shore Bancshares, Inc.	8,696	139,136
SI Financial Group, Inc.	400	5,444
Sierra Bancorp	4,147	117,775
Simmons First National Corp.	2,496	73,382
South State Corp.	1,676	121,611
Southern First Bancshares, Inc. (a)	460	17,360

	SHARES	FAIR VALUE
Banks - 6.3% (continued)
Southern Missouri Bancorp, Inc.	2,090	$75,930
State Bank Financial Corp.	12,039	290,140
Stock Yards Bancorp, Inc.	2,932	91,918
Territorial Bancorp, Inc.	7,353	204,781
The Bancorp, Inc. (a)	54,476	542,036
Timberland Bancorp, Inc.	2,452	69,392
Towne Bank	1,800	51,498
TriCo Bancshares	7,892	303,447
TriState Capital Holdings, Inc. (a)	2,560	64,282
TrustCo Bank Corp NY	73,675	581,296
Trustmark Corp.	32,271	1,043,644
UMB Financial Corp.	2,769	187,378
Union Bankshares Corp.	3,344	118,378
United Bankshares, Inc.	2,764	99,974
United Community Banks, Inc.	11,524	297,895
United Community Financial Corp.	4,185	40,050
United Financial Bancorp, Inc.	15,876	260,049
Unity Bancorp, Inc.	500	11,110
Univest Corp of Pennsylvania	5,858	149,379
Valley National Bancorp	1	11
Walker & Dunlop, Inc.	9,478	447,646
Waterstone Financial, Inc.	14,716	246,640
WesBanco, Inc.	5,426	235,923
West Bancorporation, Inc.	5,196	106,518
Western New England Bancorp, Inc.	6,192	61,487
WSFS Financial Corp.	8,065	339,294

		31,809,441

Capital Goods - 11.9%
AAON, Inc. (c)	14,313	543,178
AAR Corp.	15,469	675,841
Actuant Corp. - Class A	2,742	70,195
Advanced Drainage Systems, Inc.	39,460	1,076,074
Aegion Corp. (a)	20,636	394,148
Aerojet Rocketdyne Holdings, Inc. (a)	17,097	601,985
Aerovironment, Inc. (a)	2,200	168,520
Alamo Group, Inc.	5,823	482,203
Albany International Corp.	500	36,180
Allied Motion Technologies, Inc.	10,036	474,803
Altra Industrial Motion Corp.	2,055	64,835
Apogee Enterprises, Inc.	16,958	618,119
Applied Industrial Technologies, Inc.	19,354	1,262,461
Argan, Inc.	1,394	60,597
Armstrong Flooring, Inc. (a)	51,420	804,209
Astec Industries, Inc.	11,396	406,495
Astronics Corp. (a)	15,688	509,233
Astronics Corp. (a)	2,353	75,349
Atkore International Group, Inc. (a)	4,846	98,955
Axon Enterprise, Inc. (a)	558	24,256
AZZ, Inc.	6,685	319,142
Babcock & Wilcox Enterprises, Inc. (a)	4,200	3,720
Barnes Group, Inc.	13,191	792,120
Beacon Roofing Supply, Inc. (a)	3,583	124,903
Blue Bird Corp. (a)	29,854	571,107
BMC Stock Holdings, Inc. (a)	53,536	910,647
Briggs & Stratton Corp.	17,035	254,162
Builders FirstSource, Inc. (a)	46,285	626,236
Caesarstone Ltd. (b)	19,739	308,915

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Capital Goods - 11.9% (continued)
Chart Industries, Inc. (a)	3,156	$200,595
Columbus McKinnon Corp.	20,120	700,176
Comfort Systems USA, Inc.	20,631	1,086,428
Commercial Vehicle Group, Inc. (a)	24,736	172,657
Continental Building Products, Inc. (a)	15,104	431,672
CSW Industrials, Inc. (a)	6,430	340,597
Cubic Corp.	7,703	471,347
DMC Global, Inc.	23,700	862,680
Ducommun, Inc. (a)	14,982	587,744
DXP Enterprises, Inc. (a)	4,164	150,862
Dycom Industries, Inc. (a)	1,161	76,928
EMCOR Group, Inc.	31,646	2,305,728
Encore Wire Corp.	13,341	666,516
Energy Recovery, Inc. (a)	500	4,085
EnerSys	9,749	851,770
Engility Holdings, Inc. (a)	5,248	164,105
EnPro Industries, Inc.	3,865	272,019
EnviroStar, Inc. (c)	1,300	46,020
ESCO Technologies, Inc.	1,713	120,390
Esterline Technologies Corp. (a)	11,156	1,324,552
Evoqua Water Technologies Corp. (a)	33,840	309,298
Federal Signal Corp.	29,044	681,372
Foundation Building Materials, Inc. (a)	28,398	277,732
Franklin Electric Co., Inc.	10,956	495,759
FreightCar America, Inc. (a)	26,227	250,206
Gencor Industries, Inc. (a)	10,540	119,418
Generac Holdings, Inc. (a)	7,607	432,990
General Electric Co.	132,104	990,780
Gibraltar Industries, Inc. (a)	5,852	211,608
Global Brass & Copper Holdings, Inc.	12,140	392,972
GMS, Inc. (a)	8,466	159,076
Graham Corp.	13,278	330,888
Griffon Corp.	298	3,624
Harsco Corp. (a)	35,710	955,243
HC2 Holdings, Inc. (a)	16,958	53,587
Hillenbrand, Inc.	38,706	1,715,063
Hurco Cos., Inc.	9,534	364,294
Hyster-Yale Materials Handling, Inc.	3,419	223,842
IES Holdings, Inc. (a)	8,430	148,031
Illinois Tool Works, Inc.	1,626	226,095
Insteel Industries, Inc.	24,386	671,590
JELD-WEN Holding, Inc. (a)	4,883	93,070
Kadant, Inc.	8,948	814,984
Kaman Corp. (c)	24,802	1,408,010
KBR, Inc.	11,948	221,874
Kennametal, Inc.	1,500	62,730
Kratos Defense & Security Solutions, Inc. (a)	591	7,860
L3 Technologies, Inc.	6,033	1,105,789
Lawson Products, Inc. (a)	16,973	522,768
LB Foster Co. (a)	200	3,870
Lindsay Corp.	724	73,240
Lydall, Inc. (a)	8,295	183,568
Manitex International, Inc. (a)	1,000	7,290
Masonite International Corp. (a)(b)	7,842	420,880
MasTec, Inc. (a)	4,185	188,702
Meritor, Inc. (a)	14,213	234,515

	SHARES	FAIR VALUE
Capital Goods - 11.9% (continued)
Milacron Holdings Corp. (a)	26,736	$380,988
Miller Industries, Inc.	11,816	331,557
Moog, Inc. - Class A	11,281	986,523
MRC Global, Inc. (a)	50	787
Mueller Industries, Inc.	17,465	416,016
Mueller Water Products, Inc. - Class A	12,480	131,414
MYR Group, Inc. (a)	17,293	541,271
National Presto Industries, Inc.	5,300	680,944
NCI Building Systems, Inc. (a)	42,308	480,196
Nexeo Solutions, Inc. (a)	34,234	333,097
Northwest Pipe Co. (a)	1,000	23,590
NOW, Inc. (a)	3,891	52,490
NV5 Global, Inc. (a)	2,688	197,272
Omega Flex, Inc.	2,704	149,802
Orion Group Holdings, Inc. (a)	60,312	262,960
Owens Corning	4,268	222,576
Park-Ohio Holdings Corp.	439	15,830
Patrick Industries, Inc. (a)	8,625	342,585
PGT Innovations, Inc. (a)	23,534	453,500
Powell Industries, Inc.	1,900	58,083
Preformed Line Products Co.	2,500	160,400
Primoris Services Corp.	21,650	522,848
Proto Labs, Inc. (a)	3,792	487,992
Quanex Building Products Corp.	39,124	617,768
Raven Industries, Inc.	7,359	296,936
RBC Bearings, Inc. (a)	800	122,416
Rexnord Corp. (a)	11,698	331,170
Rush Enterprises, Inc. - Class A	15,460	589,026
Rush Enterprises, Inc. - Class B	5,022	194,301
Simpson Manufacturing Co., Inc.	22,130	1,294,605
SiteOne Landscape Supply, Inc. (a)	9,510	586,196
Spartan Motors, Inc.	69,725	561,286
Sparton Corp. (a)	11,808	169,563
SPX Corp. (a)	5,545	164,021
SPX FLOW, Inc. (a)	1,858	69,731
Sterling Construction Co., Inc. (a)	17,647	227,117
Systemax, Inc.	53,230	1,484,585
Tennant Co.	7,243	433,494
The Eastern Co.	2,200	60,060
The Gorman-Rupp Co.	20,200	676,296
The Greenbrier Companies, Inc.	6,322	309,209
Thermon Group Holdings, Inc. (a)	17,744	400,837
Titan Machinery, Inc. (a)	5,109	89,561
TPI Composites, Inc. (a)	1,823	49,567
Trex Co., Inc. (a)	6,446	410,804
TriMas Corp. (a)	22,757	660,636
Tutor Perini Corp. (a)	10,551	196,354
Twin Disc, Inc. (a)	800	13,960
United Technologies Corp.	3,506	427,121
Universal Forest Products, Inc.	21,901	605,782
Vectrus, Inc. (a)	18,217	441,398
Veritiv Corp. (a)	19,131	580,626
Vicor Corp. (a)	16,479	589,948
Wabash National Corp.	3,814	59,270
Watts Water Technologies, Inc. - Class A	11,770	868,155
Wesco Aircraft Holdings, Inc. (a)	10,902	103,787
Woodward, Inc.	8,545	715,046

		59,191,430

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Commercial & Professional Services - 8.0%
ABM Industries, Inc.	4,891	$154,947
Acacia Research Corp. (a)	18,826	59,867
ACCO Brands Corp.	59,027	479,299
Advanced Disposal Services, Inc. (a)	2,391	64,437
ARC Document Solutions, Inc. (a)	1	2
ASGN, Inc. (a)	17,078	1,182,651
Barrett Business Services, Inc.	8,657	609,020
BG Staffing, Inc.	3,759	93,148
Brady Corp. - Class A	40,638	1,770,191
BrightView Holdings, Inc. (a)	730	9,198
Casella Waste Systems, Inc. (a)	11,426	373,059
CBIZ, Inc. (a)	51,577	1,087,759
CECO Environmental Corp. (a)	70,573	586,462
Cimpress, N.V. (a)(b)	2,081	251,093
CompX International, Inc.	100	1,490
CRA International, Inc.	13,463	656,321
Deluxe Corp.	21,212	1,068,024
Ennis, Inc.	44,069	860,668
Essendant, Inc.	49,354	623,835
Exponent, Inc.	12,616	634,837
Forrester Research, Inc.	12,325	576,071
Franklin Covey Co. (a)	25,459	603,124
FTI Consulting, Inc. (a)	15,531	1,091,053
GP Strategies Corp. (a)	10,338	136,875
Healthcare Services Group, Inc. (c)	26,405	1,246,316
Heidrick & Struggles International, Inc.	33,642	1,233,316
Heritage-Crystal Clean, Inc. (a)	25,678	719,241
Herman Miller, Inc.	37,931	1,284,344
HNI Corp.	33,856	1,305,149
Huron Consulting Group, Inc. (a)	4,949	275,511
ICF International, Inc.	19,356	1,355,501
InnerWorkings, Inc. (a)	94,253	397,748
Insperity, Inc.	14,897	1,490,296
Interface, Inc.	9,558	154,840
Kelly Services, Inc.	45,596	1,045,060
Kforce, Inc.	43,849	1,389,575
Kimball International, Inc. - Class B	41,080	626,881
Knoll, Inc.	29,570	572,771
Korn/Ferry International	20,264	992,328
LSC Communications, Inc.	24,205	242,534
Matthews International Corp. - Class A	7,623	321,157
McGrath RentCorp.	13,545	723,709
Mistras Group, Inc. (a)	12,416	213,431
MSA Safety, Inc.	12,710	1,385,263
Navigant Consulting, Inc.	37,555	962,159
NL Industries, Inc. (a)	8,729	37,011
PICO Holdings, Inc. (a)	18,465	180,034
Pitney Bowes, Inc.	13,481	113,780
Quad Graphics, Inc.	29,159	477,624
Resources Connection, Inc.	45,008	757,935
RR Donnelley & Sons Co.	9,948	62,971
SP Plus Corp. (a)	25,833	782,998
Steelcase, Inc. - Class A	73,591	1,192,174
Team, Inc. (a)	600	10,026
Tetra Tech, Inc.	19,413	1,183,416
The Brink’s Co.	9,703	687,166
TriNet Group, Inc. (a)	16,243	745,716

	SHARES	FAIR VALUE
Commercial & Professional Services - 8.0% (continued)
TrueBlue, Inc. (a)	43,195	$1,090,674
UniFirst Corp.	7,951	1,227,714
US Ecology, Inc.	1,605	111,820
Viad Corp.	8,354	420,624
WageWorks, Inc. (a)	1,456	48,528
Willdan Group, Inc. (a)	7,483	282,034

		40,322,806

Consumer Durables & Apparel - 5.9%
Acushnet Holdings Corp.	58,296	1,332,064
American Outdoor Brands Corp. (a)	29,617	360,735
Bassett Furniture Industries, Inc.	7,631	160,480
Beazer Homes USA, Inc. (a)	1	11
Brunswick Corp.	2,642	140,132
Callaway Golf Co.	57,610	986,859
Cavco Industries, Inc. (a)	1,528	251,448
Century Communities, Inc. (a)	299	6,150
Clarus Corp.	800	9,056
Crocs, Inc. (a)	72,746	2,022,339
Deckers Outdoor Corp. (a)	15,634	2,083,074
Escalade, Inc.	2,951	34,969
Ethan Allen Interiors, Inc.	16,429	341,395
Flexsteel Industries, Inc.	9,481	235,318
Fossil Group, Inc. (a)(c)	51,713	999,612
G-III Apparel Group Ltd. (a)	22,049	883,724
GoPro, Inc. - Class A (a)	16,150	82,042
Green Brick Partners, Inc. (a)	10,713	88,918
Helen of Troy Ltd. (a)(b)	12,547	1,794,597
Hooker Furniture Corp.	7,636	230,073
Hovnanian Enterprises, Inc. - Class A (a)(c)	33,097	42,033
Installed Building Products, Inc. (a)	378	14,640
iRobot Corp. (a)	4,793	457,252
Johnson Outdoors, Inc. - Class A	14,799	1,055,169
KB Home	13,510	285,196
La-Z-Boy, Inc.	38,761	1,132,984
Lifetime Brands, Inc.	6,496	77,562
M/I Homes, Inc. (a)	118	2,778
Malibu Boats, Inc. - Class A (a)	20,584	996,677
Marine Products Corp.	3,878	84,308
MasterCraft Boat Holdings, Inc. (a)	25,614	663,659
Meritage Homes Corp. (a)	2,262	86,522
Michael Kors Holdings Ltd. (a)(b)	12,762	558,338
Movado Group, Inc.	27,160	1,022,302
Nautilus, Inc. (a)	59,935	773,761
Oxford Industries, Inc.	11,486	923,360
Rocky Brands, Inc.	2,184	56,544
Steven Madden Ltd.	54,730	1,763,948
Sturm Ruger & Co., Inc. (c)	11,002	589,817
Superior Group of Cos, Inc.	4,889	89,860
Taylor Morrison Home Corp. - Class A (a)	66,875	1,130,856
The New Home Co., Inc. (a)	795	5,811
TopBuild Corp. (a)	1	51
TRI Pointe Group, Inc. (a)	64,921	810,214
Tupperware Brands Corp.	26,049	988,820
Turtle Beach Corp. (a)(c)	5,270	85,321
Unifi, Inc. (a)	6,614	183,671
Vera Bradley, Inc. (a)	92,704	1,021,598
Vista Outdoor, Inc. (a)	36,181	412,463

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 5.9% (continued)
William Lyon Homes (a)	1,000	$12,430
Wolverine World Wide, Inc.	41,222	1,426,281
ZAGG, Inc. (a)	71,552	719,098

		29,516,320

Consumer Services - 4.3%
Adtalem Global Education, Inc. (a)	29,515	1,704,196
American Public Education, Inc. (a)	22,189	702,060
Biglari Holdings, Inc. - Class B (a)	317	45,347
BJ’s Restaurants, Inc.	9,893	537,388
Bloomin’ Brands, Inc.	42,311	827,180
Bojangles’, Inc. (a)	27,417	441,140
Brinker International, Inc. (c)	16,381	836,741
Cambium Learning Group, Inc. (a)	28,784	416,792
Career Education Corp. (a)	57,606	777,105
Carriage Services, Inc.	6,163	105,018
Carrols Restaurant Group, Inc. (a)	17,716	195,230
Century Casinos, Inc. (a)	18,918	141,128
Chegg, Inc. (a)	400	11,180
Churchill Downs, Inc.	790	219,430
Chuy’s Holdings, Inc. (a)	7,862	168,247
Cracker Barrel Old Country Store, Inc.	4,196	758,679
Dave & Buster’s Entertainment, Inc.	100	5,686
Del Frisco’s Restaurant Group, Inc. (a)	22,544	154,877
Del Taco Restaurants, Inc. (a)	10,569	113,194
Denny’s Corp. (a)	34,219	565,982
Dine Brands Global, Inc.	400	35,672
El Pollo Loco Holdings, Inc. (a)	10,598	161,831
Eldorado Resorts, Inc. (a)	3,706	162,990
Fiesta Restaurant Group, Inc. (a)	15,190	286,331
Houghton Mifflin Harcourt Co. (a)	54,338	540,663
International Speedway Corp. - Class A	11,075	468,916
J Alexander’s Holdings, Inc. (a)	34,496	352,549
Jack in the Box, Inc.	700	62,083
K12, Inc. (a)	55,130	1,315,402
Laureate Education, Inc. - Class A (a)	6,024	88,854
Luby’s, Inc. (a)	6,420	9,758
Marriott Vacations Worldwide Corp.	1,382	112,218
Monarch Casino & Resort, Inc. (a)	7,357	294,280
Papa John’s International, Inc. (c)	2,299	110,329
Penn National Gaming, Inc. (a)	28,396	627,826
Potbelly Corp. (a)	56,211	572,228
RCI Hospitality Holdings, Inc.	1,000	25,020
Red Lion Hotels Corp. (a)	200	1,804
Red Robin Gourmet Burgers, Inc. (a)	16,000	555,040
Regis Corp. (a)	68,830	1,257,524
Ruth’s Hospitality Group, Inc.	34,024	832,567
Sonic Corp.	1,986	86,292
Speedway Motorsports, Inc.	9,507	165,232
Strategic Education, Inc.	6,335	864,664
Texas Roadhouse, Inc.	20,554	1,357,181
The Cheesecake Factory, Inc. (c)	29,909	1,411,406
The Habit Restaurants, Inc. - Class A (a)	5,799	72,488
Town Sports International Holdings, Inc. (a)	6,000	42,660
Weight Watchers International, Inc. (a)	16,938	847,239

		21,447,647

	SHARES	FAIR VALUE
Diversified Financials - 3.1%
Artisan Partners Asset Management, Inc.	38,474	$1,047,647
B. Riley Financial, Inc.	815	14,809
Blucora, Inc. (a)	15,770	488,239
BrightSphere Investment Group PLC (b)	25	329
Cannae Holdings, Inc. (a)	41,052	715,536
Cohen & Steers, Inc.	12,547	468,756
Donnelley Financial Solutions, Inc. (a)	25,466	424,264
Elevate Credit, Inc. (a)	23,211	112,341
Enova International, Inc. (a)	23,455	519,294
EZCORP, Inc. - Class A (a)(c)	56,969	542,345
Federated Investors, Inc.	55,052	1,457,777
FirstCash, Inc.	6,953	619,165
GAIN Capital Holdings, Inc.	58	426
GAMCO Investors, Inc. - Class A	8,767	189,016
Green Dot Corp. - Class A (a)	16,063	1,338,690
Greenhill & Co., Inc.	3,351	78,849
Hamilton Lane, Inc.	12,739	481,789
Hennessy Advisors, Inc.	484	5,527
Houlihan Lokey, Inc.	29,001	1,226,742
Investment Technology Group, Inc.	15,870	478,163
Ladenburg Thalmann Financial Services, Inc.	22,519	64,404
Manning & Napier, Inc.	552	983
Marlin Business Services Corp.	22,242	564,947
Moelis & Co.	29,614	1,196,998
NewStar Financial, Inc. (a)(d)	4,220	1,182
On Deck Capital, Inc. (a)(c)	15,001	117,608
Oppenheimer Holdings, Inc. - Class A	6,562	187,083
Piper Jaffray Cos.	5,997	428,006
PJT Partners, Inc. - Class A	2,248	106,173
Pzena Investment Management, Inc. - Class A	56,114	572,924
Regional Management Corp. (a)	2,440	66,270
Silvercrest Asset Management Group, Inc. - Class A	10,641	148,655
SLM Corp. (a)	47,339	486,171
Stifel Financial Corp.	34	1,641
Virtus Investment Partners, Inc.	385	36,575
Waddell & Reed Financial, Inc. - Class A (c)	56,674	1,153,883
World Acceptance Corp. (a)	2,221	241,956

		15,585,163

Energy - 2.4%
Adams Resources & Energy, Inc.	7,016	284,148
Arch Coal, Inc.	8,186	665,276
C&J Energy Services, Inc. (a)	3,900	67,002
Cactus, Inc. (a)	802	23,162
Cloud Peak Energy, Inc. (a)	54,025	45,246
CONSOL Energy, Inc. (a)	8,836	303,605
Covia Holdings Corp. (a)	340	2,006
CVR Energy, Inc.	20,112	759,027
Dawson Geophysical Co. (a)	34,534	128,466
Delek US Holdings, Inc.	28,275	1,125,062
Diamond Offshore Drilling, Inc. (a)	100	1,260
Dorian LPG Ltd. (a)(b)	200	1,406
Dril-Quip, Inc. (a)	10,185	399,863
Era Group, Inc. (a)	11,501	115,700

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Energy - 2.4% (continued)
Evolution Petroleum Corp.	28,005	$243,924
Exterran Corp. (a)	1,465	32,962
Frank’s International NV (a)(b)	1,800	13,230
FTS International, Inc. (a)	9,532	94,176
Hallador Energy Co.	8,230	47,405
HollyFrontier Corp.	2,000	124,940
Independence Contract Drilling, Inc. (a)	2,241	7,575
International Seaways, Inc. (a)(b)	3,183	61,368
Key Energy Services, Inc. (a)	400	2,332
KLX Energy Services Holdings, Inc. (a)	3,479	70,241
Liberty Oilfield Services, Inc.	11,149	193,101
Mammoth Energy Services, Inc.	29,875	751,655
Matrix Service Co. (a)	46,597	952,443
NACCO Industries, Inc. - Class A	6,747	236,887
Nine Energy Service, Inc. (a)	2,961	83,441
Ocean Rig UDW, Inc. (a)(b)	8,379	232,350
Oil States International, Inc. (a)	646	14,483
Overseas Shipholding Group, Inc. - Class A (a)	21,645	46,320
Par Pacific Holdings, Inc. (a)	12,363	209,182
Peabody Energy Corp.	39,880	1,241,863
Penn Virginia Corp. (a)	100	5,815
Profire Energy, Inc. (a)	13,811	27,070
Renewable Energy Group, Inc. (a)	48,033	1,294,489
REX American Resources Corp. (a)	1,952	135,840
RigNet, Inc. (a)	3,823	69,502
Rowan Cos. PLC (a)(b)	900	12,474
SandRidge Energy, Inc. (a)	2,612	25,598
Tellurian, Inc. (a)	400	2,892
TETRA Technologies, Inc. (a)	1,021	2,369
Valero Energy Corp.	10,815	864,118
World Fuel Services Corp.	45,822	1,181,749

		12,203,023

Food & Staples Retailing - 1.9%
Ingles Markets, Inc. - Class A	15,953	464,073
Natural Grocers by Vitamin Cottage, Inc. (a)	51,208	969,368
Performance Food Group Co. (a)	78,191	2,694,462
PriceSmart, Inc.	9,561	639,535
Rite Aid Corp. (a)(c)	115,952	128,707
Smart & Final Stores, Inc. (a)	58,076	368,202
SpartanNash Co.	48,692	912,975
The Andersons, Inc.	2,918	96,469
The Chefs’ Warehouse, Inc. (a)	33,012	1,258,087
United Natural Foods, Inc. (a)	49,998	1,080,457
Village Super Market, Inc. - Class A	7,884	215,154
Weis Markets, Inc.	15,044	689,015

		9,516,504

Food, Beverage & Tobacco - 2.1%
Boston Beer Company, Inc. - Class A (a)	2,663	731,100
Calavo Growers, Inc. (c)	6,815	669,778
Cal-Maine Foods, Inc.	19,897	929,588
Coca-Cola Bottling Co.	3,207	681,552
Conagra Brands, Inc.	10,957	354,339
Craft Brew Alliance, Inc. (a)	12,128	195,018
Darling Ingredients, Inc. (a)	42,568	931,388

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 2.1% (continued)
Dean Foods Co.	110,733	$558,094
Farmer Brothers Co. (a)	1,010	24,594
Fresh Del Monte Produce, Inc. (b)	6,451	217,076
Hostess Brands, Inc. (a)	12,811	149,248
J&J Snack Foods Corp.	5,852	918,003
John B Sanfilippo & Son, Inc.	6,662	414,510
Lancaster Colony Corp.	5,591	1,008,169
Landec Corp. (a)	10,240	157,798
Lifeway Foods, Inc. (a)	3,094	8,199
MGP Ingredients, Inc.	100	6,799
National Beverage Corp. (a)(c)	2,887	251,949
Primo Water Corp. (a)	841	12,211
Pyxus International, Inc. (a)(c)	4,870	69,592
Sanderson Farms, Inc.	8,863	1,002,937
Seneca Foods Corp. - Class A (a)	400	13,388
Tootsie Roll Industries, Inc. (c)	13,338	466,963
Turning Point Brands, Inc.	5,700	169,860
Universal Corp.	8,097	513,350
Vector Group Ltd.	24,103	303,698

		10,759,201

Health Care Equipment & Services - 7.0%
Accuray, Inc. (a)	10,197	41,808
Addus HomeCare Corp. (a)	11,011	817,236
Amedisys, Inc. (a)	12,387	1,687,729
American Renal Associates Holdings, Inc. (a)	18,662	309,603
AMN Healthcare Services, Inc. (a)	16,293	1,037,864
AngioDynamics, Inc. (a)	39,208	842,580
Anika Therapeutics, Inc. (a)	11,003	379,053
AtriCure, Inc. (a)	1,100	36,839
Atrion Corp.	430	332,485
Avanos Medical, Inc. (a)	7,249	345,850
AxoGen, Inc. (a)	4,880	163,382
BioScrip, Inc. (a)	100	395
BioTelemetry, Inc. (a)	1,014	71,933
Cardiovascular Systems, Inc. (a)	1,724	53,220
Civitas Solutions, Inc. (a)	9,733	135,094
Computer Programs & Systems, Inc.	1,000	26,680
CONMED Corp.	7,534	512,011
CorVel Corp. (a)	9,728	678,042
Cross Country Healthcare, Inc. (a)	75,947	688,839
CryoLife, Inc. (a)	2,250	68,220
Cutera, Inc. (a)	14,484	296,922
Diplomat Pharmacy, Inc. (a)	56,590	876,013
Express Scripts Holding Co. (a)	21,408	2,172,270
FONAR Corp. (a)	500	11,015
Genesis Healthcare, Inc. (a)	26,489	42,118
Glaukos Corp. (a)	8,441	556,093
Globus Medical, Inc. - Class A (a)	27,237	1,315,275
Haemonetics Corp. (a)	15,117	1,621,752
HealthEquity, Inc. (a)	263	23,325
HealthStream, Inc.	19,974	492,159
HMS Holdings Corp. (a)	8,522	304,576
Inogen, Inc. (a)	2,420	356,611
Invacare Corp.	5,377	29,573
iRadimed Corp. (a)(c)	26,141	752,338
LeMaitre Vascular, Inc.	12,711	354,510

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Health Care Equipment & Services - 7.0% (continued)
LHC Group, Inc. (a)	14,636	$1,534,877
LivaNova PLC (a)(b)	7,305	739,193
Magellan Health, Inc. (a)	6,247	340,586
Medidata Solutions, Inc. (a)	552	42,620
Meridian Bioscience, Inc.	39,147	741,444
Merit Medical Systems, Inc. (a)	1,562	98,484
National HealthCare Corp.	10,439	871,135
National Research Corp. - Class A	15,594	621,733
Natus Medical, Inc. (a)	3,448	121,990
Neogen Corp. (a)	8,481	550,078
NextGen Healthcare, Inc. (a)	60,593	1,063,407
NuVasive, Inc. (a)	6,537	416,342
Omnicell, Inc. (a)	2,814	217,325
OraSure Technologies, Inc. (a)	5,764	73,203
Orthofix Medical, Inc. (a)	11,343	683,416
Owens & Minor, Inc.	41,644	317,744
Patterson Cos., Inc.	86,127	2,185,042
PetIQ, Inc. (a)	1,500	46,800
Quorum Health Corp. (a)	6,500	28,665
R1 RCM, Inc. (a)	4,900	44,884
RadNet, Inc. (a)	31,750	409,258
RTI Surgical, Inc. (a)	44,697	186,386
SeaSpine Holdings Corp. (a)	5,994	117,842
Select Medical Holdings Corp. (a)	5,709	110,640
Sientra, Inc. (a)	1,100	18,700
Simulations Plus, Inc.	3,554	70,440
STAAR Surgical Co. (a)	9,776	371,586
Surgery Partners, Inc. (a)	2,200	31,570
Surmodics, Inc. (a)	6,325	383,232
Tabula Rasa HealthCare, Inc. (a)	15,450	1,166,166
Tactile Systems Technology, Inc. (a)	5,258	295,710
The Ensign Group, Inc.	24,520	1,112,472
The Providence Service Corp. (a)	8,945	633,395
Tivity Health, Inc. (a)	7,851	321,577
Triple-S Management Corp. - Class B (a)(b)	1,061	20,244
US Physical Therapy, Inc.	4,089	486,550
Utah Medical Products, Inc.	2,100	199,269
Varex Imaging Corp. (a)	9,310	245,319

		34,352,737

Household & Personal Products - 1.1%
Central Garden & Pet Co. (a)(c)	11,370	384,874
Central Garden & Pet Co. - Class A (a)	15,108	469,859
Colgate-Palmolive Co.	17,275	1,097,308
Edgewell Personal Care Co. (a)	20,857	871,823
elf Beauty, Inc. (a)	11,076	141,330
Inter Parfums, Inc.	18,855	1,164,673
Medifast, Inc.	1,618	240,273
Natural Health Trends Corp. (c)	20,284	433,672
Nature’s Sunshine Products, Inc. (a)	4,056	37,315
Oil-Dri Corp of America	2,661	78,207
USANA Health Sciences, Inc. (a)	3,782	462,841
WD-40 Co.	1,433	250,316

		5,632,491

	SHARES	FAIR VALUE
Insurance - 3.7%
Ambac Financial Group, Inc. (a)	480	$8,390
American Equity Investment Life Holding Co.	22,355	762,976
AMERISAFE, Inc.	14,208	917,695
Citizens, Inc. (a)(c)	16,157	127,640
CNO Financial Group, Inc.	4,460	81,618
Crawford & Co. - Class B	5,104	46,344
Donegal Group, Inc. - Class A	9,958	143,395
eHealth, Inc. (a)	19,644	756,687
EMC Insurance Group, Inc.	10,577	338,252
Employers Holdings, Inc.	16,150	725,943
FBL Financial Group, Inc. - Class A	7,879	554,130
FedNat Holding Co.	2,962	64,809
Goosehead Insurance, Inc. (a)	458	11,642
Hallmark Financial Services, Inc. (a)	15,025	171,285
Hanover Insurance Group, Inc.	1,219	139,832
Health Insurance Innovations, Inc. (a)	9,878	363,708
Heritage Insurance Holdings, Inc.	40,607	651,742
Horace Mann Educators Corp.	9,011	362,963
Independence Holding Co.	1,000	38,490
Investors Title Co.	136	25,307
James River Group Holdings Ltd. (b)	6,336	241,148
Kemper Corp.	19,873	1,512,335
Kingstone Cos., Inc.	3,600	56,808
Kinsale Capital Group, Inc.	11,807	734,513
National General Holdings Corp.	60,820	1,614,771
National Western Life Group, Inc. - Class A	1	307
NI Holdings, Inc. (a)	500	7,915
Primerica, Inc.	1,106	131,481
ProAssurance Corp.	22,528	985,149
Protective Insurance Corp.	17,904	374,015
RLI Corp.	12,296	932,283
Safety Insurance Group, Inc.	11,690	1,026,616
Selective Insurance Group, Inc.	11,653	773,410
State Auto Financial Corp.	4,202	147,070
Stewart Information Services Corp.	21,564	906,982
The Navigators Group, Inc.	11,237	780,634
Third Point Reinsurance Ltd. (a)(b)	71	733
Tiptree, Inc.	4,314	23,641
United Fire Group, Inc.	14,903	802,825
United Insurance Holdings Corp.	12,382	240,211
Universal Insurance Holdings, Inc.	21,703	952,545

		18,538,240

Materials - 3.3%
AdvanSix, Inc. (a)	6,193	177,801
AgroFresh Solutions, Inc. (a)	26,945	113,438
American Vanguard Corp.	7,579	126,721
Balchem Corp.	600	52,020
Bemis Co., Inc.	2,845	138,722
Boise Cascade Co.	30,501	810,717
Carpenter Technology Corp.	1,139	49,068
Century Aluminum Co. (a)	803	7,211
Chase Corp.	3,526	397,274
Commercial Metals Co.	16,737	322,522
Ferro Corp. (a)	7,782	150,193
Flotek Industries, Inc. (a)	1,900	2,641
Forterra, Inc. (a)	1,940	9,506

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Materials - 3.3% (continued)
FutureFuel Corp.	63,386	$1,094,676
GCP Applied Technologies, Inc. (a)	1,496	40,841
Gold Resource Corp.	92,982	355,191
Greif, Inc. - Class A	12,810	656,769
Greif, Inc. - Class B	300	15,837
Hawkins, Inc.	200	8,348
Hecla Mining Co.	28	67
Ingevity Corp. (a)	800	78,408
Innospec, Inc.	5,638	415,746
Intrepid Potash, Inc. (a)	700	2,324
Kaiser Aluminum Corp.	1,716	167,705
Kraton Corp. (a)	1,863	48,811
Kronos Worldwide, Inc.	9,601	118,764
Louisiana-Pacific Corp.	61,645	1,409,205
LyondellBasell Industries N.V. (b)	20,769	1,937,955
Materion Corp.	19,671	1,040,203
Minerals Technologies, Inc.	1,556	87,572
Myers Industries, Inc.	54,302	895,983
Neenah, Inc.	2,518	173,440
Olympic Steel, Inc.	120	2,203
OMNOVA Solutions, Inc. (a)	25,501	207,833
PolyOne Corp.	13,126	441,296
Quaker Chemical Corp.	2,600	536,224
Schnitzer Steel Industries, Inc. - Class A	12,029	336,932
Schweitzer-Mauduit International, Inc.	7,274	207,382
Stepan Co.	6,690	540,686
SunCoke Energy, Inc. (a)	17,709	172,840
Trecora Resources (a)	8,257	76,790
Tredegar Corp.	21,374	356,091
Trinseo S.A. (b)	5,972	301,765
UFP Technologies, Inc. (a)	7,925	287,598
United States Lime & Minerals, Inc.	2,691	200,964
Valhi, Inc.	10,799	22,138
Verso Corp. (a)	30,336	765,074
Warrior Met Coal, Inc.	29,889	708,369
Worthington Industries, Inc.	13,963	578,347

		16,648,211

Media & Entertainment - 4.0%
Alphabet, Inc. - Class C (a)	305	333,801
Beasley Broadcast Group, Inc.	900	4,626
Care.com, Inc. (a)	29,609	530,593
Cargurus, Inc. (a)	617	24,007
Clear Channel Outdoor Holdings, Inc.	3,716	18,989
DHI Group, Inc. (a)	458	811
Emerald Expositions Events, Inc.	5,687	66,538
Entravision Communications Corp. - Class A	15,395	49,726
Eros International PLC (a)(b)	173	1,579
Facebook, Inc. (a)	10,704	1,505,089
Gannett Co., Inc.	119,446	1,238,655
Glu Mobile, Inc. (a)	49,814	369,122
Hemisphere Media Group, Inc. (a)	19,597	271,810
IMAX Corp. (a)(b)	4,873	90,443
Liberty TripAdvisor Holdings, Inc. (a)	49,515	942,270
MDC Partners, Inc. - Class A (a)(b)	4,374	11,547
MSG Networks, Inc. - Class A (a)	25,344	678,712
National CineMedia, Inc.	38,746	267,735

	SHARES	FAIR VALUE
Media & Entertainment - 4.0% (continued)
New Media Investment Group, Inc.	68,455	$903,606
QuinStreet, Inc. (a)	94,698	1,528,426
Reading International, Inc. - Class A (a)	11	168
Rosetta Stone, Inc. (a)	34,741	580,522
Saga Communications, Inc. - Class A	135	5,009
Scholastic Corp.	24,497	1,132,006
Sinclair Broadcast Group, Inc. - Class A	5,679	178,605
TechTarget, Inc. (a)	18,671	268,676
TEGNA, Inc.	78,817	1,047,478
The EW Scripps Co. - Class A	200	3,526
The Marcus Corp.	6,055	257,095
The Meet Group, Inc. (a)(c)	1,000	4,030
The New York Times Co. - Class A	78,029	2,093,518
Travelzoo (a)	1,226	11,059
Tribune Publishing Co. (a)(c)	44,915	655,310
Twenty-First Century Fox, Inc. - Class B	50,122	2,457,482
Urban One, Inc. (a)	11,010	23,892
Viacom, Inc. - Class B	26,324	812,359
World Wrestling Entertainment, Inc. - Class A	5,695	421,202
XO Group, Inc. (a)	29,376	1,013,472
Yelp, Inc. (a)	10,060	338,720

		20,142,214

Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
Amphastar Pharmaceuticals, Inc. (a)	4,618	100,303
Assertio Therapeutics, Inc. (a)	15,141	75,478
Cambrex Corp. (a)	14,664	701,379
Clearside Biomedical, Inc. (a)	1,500	2,205
Codexis, Inc. (a)	400	8,768
Collegium Pharmaceutical, Inc. (a)	500	9,595
Corcept Therapeutics, Inc. (a)	20,804	289,800
Enzo Biochem, Inc. (a)	10,473	32,257
Horizon Pharma PLC (a)(b)	6,300	125,874
Innoviva, Inc. (a)	38,479	702,626
Intersect ENT, Inc. (a)	8,374	251,304
IQVIA Holdings, Inc. (a)	7,586	948,781
Luminex Corp.	27,889	819,100
Medpace Holdings, Inc. (a)	9,273	574,091
Mettler-Toledo International, Inc. (a)	305	194,181
NeoGenomics, Inc. (a)	32,667	535,739
Pfizer, Inc.	21,630	999,955
Phibro Animal Health Corp. - Class A	16,646	564,299
Prestige Consumer Healthcare, Inc. (a)	2,496	96,895
Supernus Pharmaceuticals, Inc. (a)	500	23,710

		7,056,340

Real Estate - 0.6%
Altisource Portfolio Solutions, S.A. (a)(c)(b)	3,083	73,190
Forestar Group, Inc. (a)	3,362	53,927
HFF, Inc. - Class A	19,685	795,274
Marcus & Millichap, Inc. (a)	30,845	1,125,534
Maui Land & Pineapple Co., Inc. (a)	217	2,502
RE/MAX Holdings, Inc. - Class A	8,551	281,927
The RMR Group, Inc. - Class A	12,446	804,509

		3,136,863

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Retailing - 10.7%
1-800-Flowers.com, Inc. - Class A (a)	95,388	$1,193,304
Aaron’s, Inc.	38,679	1,810,177
Abercrombie & Fitch Co.	85,285	1,783,309
Amazon.com, Inc. (a)	891	1,505,941
American Eagle Outfitters, Inc.	134,816	2,821,699
America’s Car-Mart, Inc. (a)	14,733	1,093,336
Asbury Automotive Group, Inc. (a)	10,979	758,868
Ascena Retail Group, Inc. (a)	209,927	633,980
Barnes & Noble Education, Inc. (a)	44,698	298,136
Barnes & Noble, Inc.	78,933	597,523
Bed Bath & Beyond, Inc.	54,958	707,859
Big 5 Sporting Goods Corp. (c)	34,676	127,954
Big Lots, Inc.	26,407	1,150,289
Boot Barn Holdings, Inc. (a)	18,012	407,792
Caleres, Inc.	37,216	1,125,040
Chico’s FAS, Inc.	145,071	783,383
Citi Trends, Inc.	34,104	699,132
Conn’s, Inc. (a)	11,704	326,659
Core-Mark Holding Co., Inc.	43,524	1,143,811
Destination XL Group, Inc. (a)	7,644	21,403
Dillard’s, Inc. (c)	13,521	938,222
DSW, Inc. - Class A	59,809	1,659,102
Duluth Holdings, Inc. - Class B (a)	131	4,111
Express, Inc. (a)	120,163	749,817
Five Below, Inc. (a)	7,131	747,257
Francesca’s Holdings Corp. (a)(c)	98,490	195,995
Funko, Inc. (a)(c)	1,600	24,048
Gaia, Inc. (a)(c)	5,854	76,336
GameStop Corp. (c)	59,921	818,521
Genesco, Inc. (a)	28,438	1,187,571
GNC Holdings, Inc. (a)(c)	83,541	238,092
Group 1 Automotive, Inc.	6,456	362,827
Groupon, Inc. (a)	252,918	776,458
Guess, Inc.	42,879	1,020,520
Haverty Furniture Cos., Inc.	52,754	1,080,929
Hibbett Sports, Inc. (a)	23,495	363,938
Hudson Ltd. (a)(b)	21,198	439,858
J. Jill, Inc. (a)	82,970	511,925
Kirkland’s, Inc. (a)	78,399	850,629
Lands’ End, Inc. (a)	18,711	397,235
Liquidity Services, Inc. (a)	25,370	164,398
Lithia Motors, Inc. - Class A	2,835	234,908
Lumber Liquidators Holdings, Inc. (a)(c)	35,720	451,144
MarineMax, Inc. (a)	22,838	484,851
Monro, Inc.	16,464	1,338,852
Murphy USA, Inc. (a)	17,861	1,447,098
National Vision Holdings, Inc. (a)	6,015	221,172
Nutrisystem, Inc.	3,726	138,570
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,351	474,634
Overstock.com, Inc. (a)(c)	25,106	491,073
Party City Holdco, Inc. (a)	12,866	153,749
PetMed Express, Inc.	13,555	326,540
Pier 1 Imports, Inc.	175,991	253,427
Rent-A-Center, Inc. (a)	63,834	937,083
RH (a)(c)	6,159	715,306
RTW RetailWinds, Inc. (a)	20,682	69,285
Sally Beauty Holdings, Inc. (a)	96,609	2,039,416

	SHARES	FAIR VALUE
Retailing - 10.7% (continued)
Sears Hometown and Outlet Stores, Inc. (a)(c)	25,269	$53,318
Shoe Carnival, Inc.	34,944	1,325,426
Shutterfly, Inc. (a)	7,173	358,578
Shutterstock, Inc.	7,551	288,524
Signet Jewelers Ltd. (b)	27,361	1,441,925
Sleep Number Corp. (a)	21,534	825,614
Sonic Automotive, Inc. - Class A	16,309	257,519
Sportsman’s Warehouse Holdings, Inc. (a)	87,017	391,576
Stamps.com, Inc. (a)	679	116,421
Stein Mart, Inc. (a)	3,679	5,003
Tailored Brands, Inc.	64,565	1,478,538
The Buckle, Inc. (c)	47,311	903,640
The Cato Corp. - Class A	50,292	759,912
The Children’s Place, Inc.	8,873	1,150,296
The Container Store Group, Inc. (a)	57,669	313,143
Tile Shop Holdings, Inc.	34,669	204,894
Tilly’s, Inc. - Class A	48,320	556,163
Weyco Group, Inc.	17,101	566,385
Winmark Corp.	1,023	151,721
Zumiez, Inc. (a)	40,946	807,455

		53,330,543

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	22,356	1,051,626
Alpha & Omega Semiconductor, Ltd. (a)(b)	600	6,612
Ambarella, Inc. (a)(b)	2,875	114,971
Amkor Technology, Inc. (a)	2,800	19,180
Aquantia Corp. (a)	7,495	73,076
Axcelis Technologies, Inc. (a)	3,985	79,381
Brooks Automation, Inc.	30,991	940,887
Cabot Microelectronics Corp.	12,122	1,302,916
CEVA, Inc. (a)	1,700	44,183
Cirrus Logic, Inc. (a)	36,294	1,358,847
Cohu, Inc.	23,325	457,161
Cree, Inc. (a)	4,500	198,630
Diodes, Inc. (a)	22,569	786,078
Entegris, Inc.	32,456	954,207
FormFactor, Inc. (a)	36,654	604,425
Ichor Holdings Ltd. (a)(b)(c)	207	3,767
Integrated Device Technology, Inc. (a)	11,381	545,605
Lattice Semiconductor Corp. (a)	8,849	51,855
MaxLinear, Inc. (a)	7,921	161,588
Nanometrics, Inc. (a)	30,193	969,799
NVE Corp.	2,345	224,041
PDF Solutions, Inc. (a)	32,458	300,237
Photronics, Inc. (a)	46,426	450,332
Power Integrations, Inc.	6,879	435,854
Rudolph Technologies, Inc. (a)	22,732	482,373
Sigma Designs, Inc. (c)	44,767	6,814
Silicon Laboratories, Inc. (a)	365	32,255
SMART Global Holdings, Inc. (a)(b)	4,433	152,008
Synaptics, Inc. (a)	900	34,614
Ultra Clean Holdings, Inc. (a)	15,670	147,298
Veeco Instruments, Inc. (a)	1	9
Xperi Corp.	5,074	71,543

		12,062,172

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Software & Services - 5.5%
8x8, Inc. (a)	16,341	$322,081
A10 Networks, Inc. (a)	70,463	443,917
Actua Corp. (d)	5,440	3,482
Adobe, Inc. (a)	4,424	1,109,937
Agilysys, Inc. (a)	35,308	582,229
Alteryx, Inc. (a)	4,200	252,756
Amber Road, Inc. (a)	1,900	16,568
American Software, Inc. - Class A	59,566	619,486
Appfolio, Inc. - Class A (a)	8,962	549,281
Apptio, Inc. - Class A (a)	34,960	1,334,074
Blackline, Inc. (a)	2,607	111,762
Bottomline Technologies de, Inc. (a)	100	5,507
Brightcove, Inc. (a)	56,880	408,398
CACI International, Inc. - Class A (a)	9,573	1,578,683
Carbonite, Inc. (a)	13,368	378,716
Cardtronics PLC - Class A (a)(b)	3,900	126,516
Cass Information Systems, Inc.	1,161	76,638
ChannelAdvisor Corp. (a)	18,580	199,735
CommVault Systems, Inc. (a)	9,417	555,038
CSG Systems International, Inc.	4,802	168,406
eGain Corp. (a)	15,200	112,936
Ellie Mae, Inc. (a)	742	49,914
Endurance International Group Holdings, Inc. (a)	22,879	189,896
Everbridge, Inc. (a)	4,796	262,677
Everi Holdings, Inc. (a)	10	67
EVERTEC, Inc. (b)	18,104	494,782
ExlService Holdings, Inc. (a)	11,119	644,457
Hortonworks, Inc. (a)	5,753	92,623
I3 Verticals, Inc. (a)	5,726	129,007
Imperva, Inc. (a)	700	38,857
Information Services Group, Inc. (a)	1,900	7,885
Instructure, Inc. (a)	2,401	90,686
J2 Global, Inc.	9,393	693,297
Limelight Networks, Inc. (a)	111,684	367,440
LivePerson, Inc. (a)	8,527	160,905
LiveRamp Holdings, Inc. (a)	9,024	426,835
Majesco Entertainment Co. (a)	500	3,575
ManTech International Corp. - Class A	23,980	1,350,074
MAXIMUS, Inc.	34,082	2,423,912
MicroStrategy, Inc. - Class A (a)	6,299	816,602
Mitek Systems, Inc. (a)	448	4,287
MobileIron, Inc. (a)	21,071	102,405
Model N, Inc. (a)	5,765	79,154
MoneyGram International, Inc. (a)	1	2
Monotype Imaging Holdings, Inc.	9,189	158,510
New Relic, Inc. (a)	200	17,438
NIC, Inc.	54,215	704,795
OneSpan, Inc. (a)	9,402	159,552
Perficient, Inc. (a)	41,440	1,048,846
PFSweb, Inc. (a)	30,883	189,931
Presidio, Inc.	17,846	251,272
PRGX Global, Inc. (a)	5,218	48,684
Progress Software Corp.	21,177	744,583
Q2 Holdings, Inc. (a)	500	27,145
QAD, Inc. - Class A	16,258	689,827
Rapid7, Inc. (a)	400	12,720

	SHARES	FAIR VALUE
Software & Services - 5.5% (continued)
SailPoint Technologies Holding, Inc. (a)	2,632	$68,511
Science Applications International Corp.	7,721	536,764
SecureWorks Corp. - Class A (a)(c)	30,327	546,189
ServiceSource International, Inc. (a)	11,738	15,494
ShotSpotter, Inc. (a)	41	1,562
SPS Commerce, Inc. (a)	700	59,661
Sykes Enterprises, Inc. (a)	39,035	1,078,147
Telaria, Inc. (a)	1,400	4,200
Telenav, Inc. (a)	2,396	10,015
The Hackett Group, Inc.	43,653	770,476
The Trade Desk, Inc. - Class A (a)	3,339	475,641
TiVo Corp.	14,255	141,125
Travelport Worldwide Ltd. (b)	15,708	240,018
TTEC Holdings, Inc.	5,073	148,385
Unisys Corp. (a)	19,519	263,897
Varonis Systems, Inc. (a)	2,458	142,343
Verint Systems, Inc. (a)	900	40,887
Virtusa Corp. (a)	18,330	812,569
Workiva, Inc. (a)	10,242	383,153
Yext, Inc. (a)	1,600	23,232
Zix Corp. (a)	87,352	581,764

		27,782,821

Technology Hardware & Equipment - 5.9%
Acacia Communications, Inc. (a)	200	8,576
ADTRAN, Inc.	15,751	196,100
Aerohive Networks, Inc. (a)	68,248	249,788
Anixter International, Inc. (a)	19,036	1,217,543
Avid Technology, Inc. (a)	48,439	311,947
AVX Corp.	93,955	1,549,318
Badger Meter, Inc.	12,842	712,731
Bel Fuse, Inc. - Class B	12,147	273,429
Belden, Inc.	2,043	113,959
Benchmark Electronics, Inc.	36,028	858,908
CalAmp Corp. (a)	3,918	69,349
Calix, Inc. (a)	43,130	416,205
Casa Systems, Inc. (a)	5,474	85,121
Ciena Corp. (a)	19,767	644,800
Clearfield, Inc. (a)	300	3,702
Comtech Telecommunications Corp.	21,834	557,640
Control4 Corp. (a)	21,640	471,103
Cray, Inc. (a)	5,396	141,429
CTS Corp.	27,622	801,314
Daktronics, Inc.	105,331	942,712
Digi International, Inc. (a)	51,925	614,792
Eastman Kodak Co. (a)(c)	2,106	8,298
Electro Scientific Industries, Inc. (a)	50,594	1,487,464
Electronics For Imaging, Inc. (a)	5,279	146,123
ePlus, Inc. (a)	10,072	823,386
Extreme Networks, Inc. (a)	17,973	118,262
Fabrinet (a)(b)	12,317	649,475
FARO Technologies, Inc. (a)	4,862	241,739
Fitbit, Inc. (a)	59,207	326,231
Hewlett Packard Enterprise Co.	10,263	153,945
II-VI, Inc. (a)	4,482	167,716
Immersion Corp. (a)	24,196	229,620
Infinera Corp. (a)	29,122	125,516
Insight Enterprises, Inc. (a)	21,297	949,420

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 5.9% (continued)
InterDigital, Inc.	14,012	$1,054,543
Iteris, Inc. (a)	16,400	74,948
KEMET Corp.	2,348	48,087
Kimball Electronics, Inc. (a)	42,232	744,972
Knowles Corp. (a)	3,807	58,019
KVH Industries, Inc. (a)	38,730	436,487
Littelfuse, Inc.	1	191
Methode Electronics, Inc.	17,154	519,766
MTS Systems Corp.	5,110	262,910
Napco Security Technologies, Inc. (a)	5,923	97,966
NETGEAR, Inc. (a)	16,411	909,169
NetScout Systems, Inc. (a)	26,580	711,812
Novanta, Inc. (a)(b)	15,942	1,035,114
Oclaro, Inc. (a)	13,000	104,910
OSI Systems, Inc. (a)	1,775	128,510
Palo Alto Networks, Inc. (a)	2,642	456,934
PAR Technology Corp. (a)	4,432	88,064
Park Electrochemical Corp.	22,382	398,623
PC Connection, Inc.	38,328	1,201,200
Plantronics, Inc.	12,598	576,610
Plexus Corp. (a)	9,656	589,402
Quantenna Communications, Inc. (a)	17,016	254,900
Ribbon Communications, Inc. (a)	15,623	83,427
Rogers Corp. (a)	2,035	261,823
Sanmina Corp. (a)	4,521	122,248
ScanSource, Inc. (a)	13,236	503,497
SYNNEX Corp.	6,458	521,410
Tech Data Corp. (a)	5,933	533,673
TTM Technologies, Inc. (a)	5,497	65,359
Vishay Intertechnology, Inc. (c)	62,804	1,309,463
Vishay Precision Group, Inc. (a)	20,662	701,062

		29,522,760

Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	2,731	68,384
Consolidated Communications Holdings, Inc.	1	14
Frontier Communications Corp.	700	2,499
Intelsat SA (a)(b)	5,589	138,998
Ooma, Inc. (a)	16,720	249,797
Shenandoah Telecommunications Co.	100	4,996
Spok Holdings, Inc.	44,984	655,417
Verizon Communications, Inc.	8,129	490,179
Vonage Holdings Corp. (a)	84,795	897,979
Windstream Holdings, Inc. (a)	12,776	38,456

		2,546,719

Transportation - 1.0%
ArcBest Corp.	8,216	330,776
Costamare, Inc. (b)	32,639	172,987
Covenant Transportation Group, Inc. - Class A (a)	1,209	27,541
Daseke, Inc. (a)	300	1,206
Echo Global Logistics, Inc. (a)	21,865	554,715
Forward Air Corp.	17,142	1,119,030
Heartland Express, Inc.	11,350	235,512
Hub Group, Inc. - Class A (a)	12,436	552,656
Marten Transport Ltd.	31,170	607,192

	SHARES	FAIR VALUE
Transportation - 1.0% (continued)
Radiant Logistics, Inc. (a)	152,542	$829,828
Saia, Inc. (a)	2,134	128,702
Universal Logistics Holdings, Inc.	7,944	185,651
USA Truck, Inc. (a)	5,499	112,784
Werner Enterprises, Inc.	4,294	145,395
YRC Worldwide, Inc. (a)	1,625	9,198

		5,013,173

Utilities - 0.5%
ALLETE, Inc.	7,023	571,532
American States Water Co.	6,190	415,225
Artesian Resources Corp.	858	31,197
Atlantic Power Corp. (a)(b)	5,557	12,170
Black Hills Corp.	424	28,073
California Water Service Group	128	5,852
Clearway Energy, Inc.	21,128	380,938
Clearway Energy, Inc.	12,982	237,051
Consolidated Water Co., Ltd. (b)	24,990	309,626
MGE Energy, Inc.	1,908	126,100
New Jersey Resources Corp.	1,558	75,610
ONE Gas, Inc.	450	38,290
Otter Tail Corp.	800	39,136
Portland General Electric Co.	2,560	123,264
Pure Cycle Corp. (a)	100	1,050
The York Water Co.	864	28,616

		2,423,730

TOTAL COMMON STOCKS (Cost $417,534,970)		475,129,054

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Diversified Financials - 0.1%
Annaly Capital Management, Inc.	137	1,375
Arbor Realty Trust, Inc.	1,100	13,035
Capstead Mortgage Corp.	117	904
Cherry Hill Mortgage Investment Corp.	100	1,901
Exantas Capital Corp.	27,043	302,070
Ladder Capital Corp.	3,687	65,076
PennyMac Mortgage Investment Trust	6,800	143,140
Ready Capital Corp.	200	2,980
Two Harbors Investment Corp.	10,670	153,435

		683,916

Real Estate - 0.1%
Alexander & Baldwin, Inc. (a)	1	21
Weyerhaeuser Co.	9,755	257,630

		257,651

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $891,404)		941,567

RIGHTS - 0.0% (e)
A Schulman, Inc. - Contingent Value Right (b)(d)	8,996	17,992

TOTAL RIGHTS (Cost $0)		17,992

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 2.9%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10% (f)	2,878,153	$2,878,153
First American Government Obligations Fund, 2.12% (f)	2,878,152	2,878,152
First American Treasury Obligations Fund, 2.16% (f)	2,878,152	2,878,152
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.09% (f)	2,878,152	2,878,152
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.13% (f)	2,878,152	2,878,152

		14,390,761

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 0.8%
2.159%, 12/06/2018 (g)(h)	$9,900,000	9,897,003

TOTAL SHORT-TERM INVESTMENTS (Cost $24,287,764)		24,287,764

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.0%
BlackRock Liquidity Funds FedFund Portfolio, 2.11% (f)	2,419,524	2,419,524

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.0% (continued)
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.34% (f)	12,732,506	$12,732,506

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $15,152,030)		15,152,030

TOTAL INVESTMENTS (Cost $457,866,168) - 102.9%		515,528,407

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%		(14,498,890)

TOTAL NET ASSETS - 100.0%		$501,029,517

Percentages are stated as a percent of net assets.

PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $15,087,279 which represents 3.0% of net assets.
(c)	This security or a portion of this security was out on loan as of November 30, 2018. Total loaned securities had a market value of $14,744,037 as of November 30, 2018.
(d)	Value determined using significant unobservable inputs.
(e)	Rounds to zero.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(h)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2018.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 E-mini Index, December 2018 Settlement	565	$43,352,450	$(2,780,027)

TOTAL FUTURES CONTRACTS PURCHASED		$43,352,450	$(2,780,027)

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED DEPRECIATION
A	Custom Basket Swap — Termination 1/2/2019 (c)	Pay	1-Month LIBOR USD	1/2/2019	Term	$22,962,496	1	$(443,571)

						$22,962,496		$(443,571)

(a)	See Note 2.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

(c)	Custom Basket Swap — Termination 1/2/2019 represents a swap on a basket of short equity positions. At November 30, 2018, all constituents and their weightings were as follows:

EQUITY NAME	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)	BASKET WEIGHTING
Adobe Inc.	$1,026,191	4,424	$(83,485)	4.47%
Alphabet Inc. — Class C	319,829	305	(13,891)	1.39%
Amazon.Com Inc.	1,408,965	891	(96,617)	6.14%
Bemis Company	137,243	2,845	(1,444)	0.60%
Brunswick Corp.	145,072	2,642	4,978	0.63%
Ciena Corp.	182,448	5,792	(6,441)	0.79%
Colgate-Palmolive Co.	1,083,834	17,275	(13,198)	4.72%
Conagra Brands Inc.	357,166	10,956	2,940	1.56%
Esterline Technologies Corp.	167,572	1,423	(1,338)	0.73%
Express Scripts Holding Co.	2,121,961	21,408	(49,768)	9.24%
Facebook Inc — Class A	1,459,812	10,704	(44,906)	6.36%
General Electric Co.	1,001,348	132,104	10,824	4.36%
Hanover Insurance Group Inc.	135,114	1,219	(4,683)	0.59%
Hewlett Packard Enterprise	153,021	10,263	(885)	0.67%
Hollyfrontier Corp.	120,880	2,000	(4,029)	0.53%
Illinois Tool Works	220,973	1,626	(5,066)	0.96%
Integrated Device Tech Inc.	535,931	11,381	(9,537)	2.33%
Intelsat SA	145,985	5,589	7,023	0.64%
Iqvia Holdings Inc.	907,134	7,586	(41,416)	3.95%
L3 Technologies Inc.	1,123,284	6,033	17,782	4.89%
Lyondellbasell Industries — Class A	1,912,825	20,769	(24,643)	8.33%
Mettler-Toledo International	184,430	305	(9,704)	0.80%
Michael Kors Holdings Ltd.	578,757	12,762	20,567	2.52%
Owens Corning	216,729	4,268	(5,792)	0.94%
Palo Alto Networks Inc.	449,985	2,642	(6,834)	1.96%
Pfizer Inc.	937,444	21,630	(62,272)	4.08%
Slm Corp.	486,172	47,339	124	2.12%
Twenty-First Century Fox — Class B	2,433,423	50,122	(23,438)	10.60%
Two Harbors Investment Corp.	150,660	10,670	(2,736)	0.66%
United Technologies Corp.	445,707	3,506	18,700	1.94%
Valero Energy Corp.	852,006	10,815	(11,896)	3.71%
Verizon Communications Inc.	480,993	8,129	(9,063)	2.09%
Viacom Inc. — Class B	819,729	26,324	7,580	3.57%
Weyerhaeuser Co.	259,873	9,755	(1,007)	1.13%

	$22,962,496		$(443,571)	100.00%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 95.0%
Australia - 2.1%
AGL Energy Ltd.	9,619	$132,244
Aristocrat Leisure Ltd.	21,235	367,218
BHP Billiton Ltd.	29,275	656,675
Caltex Australia Ltd.	26,724	537,730
CIMIC Group Ltd.	28,084	833,377
Coca-Cola Amatil Ltd.	93,713	591,794
Cochlear Ltd.	597	73,865
Coles Group Ltd. (a)	78,759	674,084
Flight Centre Travel Group Ltd.	25,779	920,423
Harvey Norman Holdings Ltd.	99,113	228,915
Macquarie Group Ltd.	1,976	165,252
Medibank Private Ltd.	407,998	721,656
Origin Energy Ltd. (a)	23,536	111,472
Rio Tinto Ltd.	25,246	1,352,181
Sonic Healthcare Ltd.	5,689	94,804
South32 Ltd.	121,405	275,077
Tabcorp Holdings Ltd.	70,209	220,144
Telstra Corp., Ltd.	210,971	451,801
TPG Telecom Ltd.	20,091	105,581
Wesfarmers Ltd.	78,759	1,818,472
Woolworths Group Ltd.	136,206	2,879,064

		13,211,829

Austria - 0.4%
Andritz AG	16,938	815,347
Erste Group Bank AG	21,873	862,975
OMV AG	7,774	392,700
Raiffeisen Bank International AG	11,715	345,358
voestalpine AG	8,708	289,343

		2,705,723

Belgium - 0.6%
Ageas	6,205	299,534
Colruyt S.A.	779	49,775
Proximus SADP	24,898	688,894
Solvay S.A. - Class A	8,057	871,274
UCB S.A.	13,321	1,119,597
Umicore S.A.	16,546	717,803

		3,746,877

Bermuda - 0.3%
Dairy Farm International Holdings Ltd.	68,400	601,920
Jardine Matheson Holdings Ltd.	23,300	1,538,499

		2,140,419

Canada - 5.6%
Alimentation Couche-Tard, Inc. - Class B (a)	51,707	2,713,679
Bank of Montreal (a)	22,864	1,705,873
Bank of Nova Scotia/The (a)	43	2,340
Bausch Health Cos., Inc. (a)	6,090	148,005
BlackBerry Ltd. (a)	14,000	123,072
CAE, Inc. (a)	3,500	71,072
Cameco Corp. (a)(b)	6,791	80,604
Canadian Imperial Bank of Commerce (a)	3,609	302,866
Canadian National Railway Co. (a)	500	42,961
Canadian Tire Corp. Ltd. - Class A	10,835	1,209,779

	SHARES	FAIR VALUE
Canada - 5.6% (continued)
Cenovus Energy, Inc. (a)	20,000	$147,819
CGI Group, Inc. - Class A (a)	32,939	2,107,263
CI Financial Corp. (a)	3,764	56,999
Empire Co., Ltd. - Class A (a)	62,587	1,185,651
Fairfax Financial Holdings Ltd. (a)	117	55,317
Finning International, Inc. (a)(b)	21,400	444,703
George Weston Ltd. (a)	12,299	889,297
Gildan Activewear, Inc. (a)	23,034	756,734
Great-West Lifeco, Inc.	67,081	1,538,372
Husky Energy, Inc. (a)	12,290	152,625
Imperial Oil Ltd. (a)	52,428	1,561,417
Intact Financial Corp. (a)	1,500	120,088
Loblaw Cos., Ltd. (a)	30,252	1,395,510
Magna International, Inc. (a)	36,923	1,842,746
Manulife Financial Corp. (a)	66,076	1,092,605
Methanex Corp. (a)	5,529	306,360
Metro, Inc. (a)	3,831	132,059
National Bank of Canada (a)	5,300	241,734
Nutrien Ltd. (a)	2,453	126,356
Power Corp of Canada	57,840	1,153,622
Power Financial Corp.	59,551	1,259,909
Royal Bank of Canada (a)	76,897	5,638,284
Shopify, Inc. (a)	200	30,443
SNC-Lavalin Group, Inc. (a)	100	3,650
Sun Life Financial, Inc. (a)(b)	22,446	827,798
Teck Resources Ltd. - Class B (a)	21,500	435,453
TELUS Corp.	711	25,520
Toronto-Dominion Bank (a)	48,600	2,690,713
West Fraser Timber Co., Ltd. (a)	34,190	1,784,576
WSP Global, Inc. (a)	3,045	149,930

		34,553,804

Cayman Islands - 0.6%
CK Hutchison Holdings Ltd.	30,000	313,650
Melco Resorts & Entertainment Ltd. - ADR	4,199	75,876
Sands China Ltd.	390,800	1,690,769
WH Group Ltd. (c) (Cost: $2,058,955; Original Acquisition Date: 05/25/2017)	2,490,500	1,817,581

		3,897,876

Denmark - 2.2%
Carlsberg A/S - Class B	17,411	1,927,968
Chr Hansen Holding A/S	1,146	103,467
Coloplast A/S - Class B	6,837	651,918
Danske Bank A/S	364	7,255
DSV A/S	22,720	1,738,347
H. Lundbeck A/S	24,948	1,024,418
ISS A/S	64,470	2,089,851
Novo Nordisk A/S - Class B	78,147	3,627,328
Pandora A/S	27,880	1,505,975
Tryg A/S	7,094	176,477
Vestas Wind Systems A/S	2,695	201,130
William Demant Holding A/S (a)	22,104	645,438

		13,699,572

Finland - 1.6%
Elisa OYJ	4,262	170,903
Kone OYJ - Class B	39,125	1,938,289

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Finland - 1.6% (continued)
Metso OYJ	4,841	$137,945
Neste OYJ	29,753	2,324,837
Nokian Renkaat OYJ	26,938	862,140
Orion OYJ - Class B	23,547	785,869
Stora Enso OYJ	104,973	1,337,550
UPM-Kymmene OYJ	83,308	2,219,195

		9,776,728

Germany - 6.1%
1&1 Drillisch AG	1	50
adidas AG	12,035	2,654,128
Allianz SE	11,540	2,436,529
BASF SE	26,866	1,957,823
Beiersdorf AG	11,506	1,231,479
Brenntag AG	10,977	507,399
Commerzbank AG (a)	172,135	1,482,219
Continental AG	24,867	3,723,110
Covestro AG (c) (Cost: $3,300,639; Original Acquisition Date: 05/19/2017)	43,974	2,531,974
Deutsche Boerse AG	1,014	129,489
Deutsche Lufthansa AG	24,902	606,121
Deutsche Telekom AG	166,071	2,911,333
E.ON SE	11	112
Evonik Industries AG	27,420	737,255
Fresenius Medical Care AG & Co KGaA	2,392	194,651
Fresenius SE & Co KGaA	28	1,589
GEA Group AG	2	54
HeidelbergCement AG	18,044	1,199,106
Henkel AG & Co KGaA	32,433	3,348,643
Hochtief AG	5,179	736,415
Infineon Technologies AG	400	8,375
Innogy SE (c) (Cost: $47,713; Original Acquisition Date: 07/27/2018)	1,100	50,286
Innogy SE - Tender (a)	13,072	548,298
Lanxess AG	4,352	238,562
Man SE	14	1,430
Merck KGaA	16,529	1,821,856
Metro AG	122,848	1,885,187
OSRAM Licht AG	198	9,072
ProSiebenSat.1 Media SE	44,208	897,613
Puma SE	1,810	907,756
SAP SE	3,580	368,493
Siemens AG	16,112	1,867,825
Siemens Healthineers AG (c) (Cost: $2,081,309; Original Acquisition Date: 05/26/2017)	1,079	46,706
Symrise AG	232	18,727
Telefonica Deutschland Holding AG	237,748	962,770
thyssenkrupp AG	4,827	90,140
Uniper SE	43,139	1,107,155
Volkswagen AG	1,558	257,341
Zalando SE (a)(c) (Cost: $707,523; Original Acquisition Date: 05/19/2017)	15,943	494,547

		37,971,618

Hong Kong - 1.5%
ASM Pacific Technology Ltd.	67,300	688,139
Bank of East Asia Ltd/The	154,600	520,668

	SHARES	FAIR VALUE
Hong Kong - 1.5% (continued)
CLP Holdings Ltd.	58,500	$644,891
First Pacific Co., Ltd.	2,000	772
Galaxy Entertainment Group Ltd.	158,000	970,335
Hang Lung Group Ltd.	7,000	19,415
Hang Seng Bank Ltd.	9,900	228,520
HK Electric Investments Ltd.	1,020,500	978,240
HKT Trust & HKT Ltd.	888,000	1,284,785
Hong Kong & China Gas Co., Ltd.	98,400	198,460
I-CABLE Communications Ltd. (a)	9,655	144
Kerry Properties Ltd.	361,500	1,240,577
Minth Group Ltd.	2,000	6,710
NWS Holdings Ltd.	34,000	71,529
PCCW Ltd.	298,000	174,824
SJM Holdings Ltd.	26,000	23,428
Swire Pacific Ltd.	54,500	602,537
Techtronic Industries Co., Ltd.	177,500	955,106
Yue Yuen Industrial Holdings Ltd.	234,500	681,860

		9,290,940

Ireland - 0.1%
Linde Plc (a)	2,849	453,164

Israel - 0.4%
Bank Hapoalim B.M.	107,157	734,830
Bezeq The Israeli Telecommunication Corp. Ltd.	546,816	629,378
Check Point Software Technologies Ltd. (a)	2,422	270,804
Israel Chemicals Ltd.	50,400	294,657
Mizrahi Tefahot Bank Ltd.	11,634	211,340
Nice Ltd. (a)	2,351	270,597
Taro Pharmaceutical Industries Ltd. (a)	7	755

		2,412,361

Italy - 0.9%
Eni SpA	117,424	1,893,811
EXOR N.V.	16,927	994,567
Leonardo S.p.A.	49,340	486,300
Luxottica Group S.p.A.	16,931	985,602
Poste Italiane S.p.A. (c) (Cost: $255,786; Original Acquisition Date: 05/19/2017)	35,400	268,673
Snam S.p.A.	1	4
Telecom Italia SpA/Milano (a)	543,738	353,829
Telecom Italia SpA/Milano	608,985	342,718

		5,325,504

Japan - 32.2%
ABC-Mart, Inc.	3,800	213,575
Aeon Co., Ltd.	87,900	2,106,998
Air Water, Inc.	46,400	750,886
Aisin Seiki Co., Ltd.	22,900	905,792
Ajinomoto Co., Inc.	45,300	783,167
Alfresa Holdings Corp.	75,400	2,005,973
Alps Electric Co., Ltd.	39,800	922,467
Amada Holdings Co., Ltd.	61,600	668,557
ANA Holdings, Inc.	6,300	224,828
Aozora Bank Ltd.	24,000	788,618
Asahi Group Holdings Ltd.	29,000	1,214,518
Asahi Kasei Corp.	119,000	1,303,061

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.2% (continued)
Asics Corp.	73,800	$1,063,620
Astellas Pharma, Inc.	151,600	2,329,791
Bandai Namco Holdings, Inc.	40,100	1,685,037
Bank of Kyoto Ltd/The	900	43,289
Benesse Holdings, Inc.	38,900	1,154,852
Bridgestone Corp.	51,400	2,082,897
Brother Industries Ltd.	86,600	1,447,211
Calbee, Inc.	800	26,499
Canon, Inc.	89,300	2,533,110
Casio Computer Co., Ltd.	45,500	634,511
Chubu Electric Power Co, Inc.	3,400	50,978
Chugai Pharmaceutical Co., Ltd.	14,600	999,357
Coca-Cola Bottlers Japan, Inc.	50,100	1,434,392
CyberAgent, Inc.	1,900	86,033
Dai Nippon Printing Co., Ltd.	51,700	1,196,002
Daicel Corp.	36,000	402,766
Dai-ichi Life Holdings, Inc.	7,400	128,945
Daiichi Sankyo Co., Ltd.	31,100	1,141,644
Daikin Industries Ltd.	10,100	1,121,975
Daito Trust Construction Co., Ltd.	7,500	979,826
Daiwa House Industry Co., Ltd.	5,400	170,066
Denso Corp.	40,700	1,881,275
Dentsu, Inc.	8,700	387,808
Disco Corp.	1,600	233,273
Don Quijote Holdings Co., Ltd.	300	18,209
Eisai Co., Ltd.	6,400	587,200
FamilyMart UNY Holdings Co., Ltd.	11,000	1,561,115
Fast Retailing Co., Ltd.	3,000	1,560,322
Fuji Electric Co., Ltd.	31,000	973,572
Fujifilm Holdings Corp.	55,400	2,201,066
Fujitsu Ltd.	23,100	1,421,836
Fukuoka Financial Group, Inc.	6,000	136,845
Hakuhodo DY Holdings, Inc.	106,900	1,636,719
Hamamatsu Photonics KK	10,500	365,370
Hikari Tsushin, Inc.	4,700	749,830
Hino Motors Ltd.	69,100	706,127
Hirose Electric Co., Ltd.	1,070	112,830
Hisamitsu Pharmaceutical Co., Inc.	10,900	696,163
Hitachi Chemical Co., Ltd.	60,700	960,377
Hitachi Construction Machinery Co., Ltd.	20,800	574,444
Hitachi High-Technologies Corp.	32,900	1,172,361
Hitachi Ltd.	74,500	2,157,917
Hoshizaki Corp.	8,100	628,648
Hoya Corp.	5,100	310,003
Idemitsu Kosan Co., Ltd.	14,300	520,275
IHI Corp.	400	12,175
Iida Group Holdings Co., Ltd.	65,400	1,153,999
Isetan Mitsukoshi Holdings Ltd.	109,600	1,267,716
Isuzu Motors Ltd.	44,900	639,197
Itochu Corp.	62,600	1,111,761
J. Front Retailing Co., Ltd.	18,000	245,783
Japan Airlines Co., Ltd.	32,200	1,161,316
Japan Airport Terminal Co., Ltd.	3,300	128,203
Japan Post Holdings Co Ltd.	10,200	124,181
Japan Tobacco, Inc.	48,300	1,201,383
JFE Holdings, Inc.	16,100	283,876
JSR Corp.	22,800	364,953

	SHARES	FAIR VALUE
Japan - 32.2% (continued)
JTEKT Corp.	15,900	$202,261
JXTG Holdings, Inc.	55,600	336,152
Kajima Corp.	54,700	757,025
Kamigumi Co., Ltd.	42,200	947,609
Kaneka Corp.	27,800	1,040,832
Kansai Electric Power Co., Inc.	1,400	21,016
Kao Corp.	13,500	993,992
KDDI Corp.	115,100	2,701,197
Keyence Corp.	400	217,064
Kikkoman Corp.	20,500	1,195,525
Kirin Holdings Co., Ltd.	67,200	1,577,659
Kobayashi Pharmaceutical Co., Ltd.	3,300	229,661
Kobe Steel Ltd.	17,800	146,458
Koito Manufacturing Co., Ltd.	14,700	788,645
Komatsu Ltd.	19,500	521,019
Konami Holdings Corp.	8,400	375,915
Konica Minolta, Inc.	141,700	1,275,756
Kose Corp.	4,000	596,573
Kubota Corp.	35,100	598,940
Kurita Water Industries Ltd.	30,000	804,739
Kyocera Corp.	13,400	723,032
Kyowa Hakko Kirin Co., Ltd.	13,600	278,793
Kyushu Railway Co.	7,800	257,675
Lawson, Inc.	15,800	1,034,172
Lion Corp.	50,400	994,103
LIXIL Group Corp.	62,700	812,507
M3, Inc.	22,000	355,442
Makita Corp.	12,800	502,348
Marubeni Corp.	137,100	1,023,585
Maruichi Steel Tube Ltd.	16,400	486,878
Mazda Motor Corp.	88,200	940,158
McDonald’s Holdings Co., Japan Ltd. (b)	11,900	533,595
Medipal Holdings Corp.	68,800	1,575,827
MEIJI Holdings Co., Ltd.	16,100	1,266,555
Minebea Mitsumi, Inc.	100	1,623
Mitsubishi Chemical Holdings Corp.	142,600	1,166,527
Mitsubishi Corp.	54,800	1,478,198
Mitsubishi Electric Corp.	73,700	972,582
Mitsubishi Gas Chemical Co., Inc.	56,100	921,203
Mitsubishi Heavy Industries Ltd.	26,300	1,000,195
Mitsubishi Motors Corp.	57,000	349,487
Mitsubishi Tanabe Pharma Corp.	69,000	1,059,481
Mitsubishi UFJ Financial Group, Inc.	472,700	2,600,548
Mitsui & Co., Ltd.	18,100	282,945
Mizuho Financial Group, Inc.	671,200	1,113,394
Nabtesco Corp.	27,500	760,692
NEC Corp.	14,100	437,229
Nexon Co., Ltd. (a)	31,900	377,129
NGK Insulators Ltd.	4,800	71,166
NGK Spark Plug Co., Ltd.	10,400	213,653
NH Foods Ltd.	35,400	1,312,901
Nidec Corp.	100	13,320
Nikon Corp.	89,700	1,406,563
Nippon Electric Glass Co., Ltd.	400	10,748
Nippon Express Co., Ltd.	10,200	614,615
Nippon Paint Holdings Co., Ltd.	14,700	521,231
Nippon Telegraph & Telephone Corp.	107,100	4,415,522

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.2% (continued)
Nissan Chemical Corp.	9,100	$493,820
Nissan Motor Co., Ltd.	133,700	1,171,104
Nisshin Seifun Group, Inc.	60,500	1,271,131
Nissin Foods Holdings Co., Ltd.	12,800	826,534
Nitori Holdings Co., Ltd.	3,100	415,236
Nitto Denko Corp.	19,800	1,081,966
Nomura Research Institute Ltd.	13,100	575,285
NSK Ltd.	96,500	907,065
NTT Data Corp.	64,500	750,033
NTT DOCOMO, Inc.	225,200	5,214,625
Obayashi Corp.	71,000	708,030
Obic Co., Ltd.	1,000	86,420
Oji Holdings Corp.	79,000	462,106
Olympus Corp.	3,200	90,067
Omron Corp.	23,700	1,041,827
Ono Pharmaceutical Co., Ltd.	2,300	55,628
Oracle Corp.	4,000	259,701
Oriental Land Co., Ltd.	1,300	129,353
Osaka Gas Co., Ltd.	40,100	730,889
Otsuka Corp.	35,300	1,187,914
Otsuka Holdings Co., Ltd.	6,800	331,568
Panasonic Corp.	136,500	1,400,293
Park24 Co., Ltd.	25,500	688,521
Persol Holdings Co Ltd.	21,000	393,305
Pola Orbis Holdings, Inc.	22,400	632,445
Rakuten, Inc.	39,800	320,462
Recruit Holdings Co., Ltd.	51,000	1,403,101
Renesas Electronics Corp. (a)	49,500	233,295
Resona Holdings, Inc.	89,100	472,442
Ricoh Co., Ltd.	36,700	356,282
Rinnai Corp.	15,100	1,082,800
Rohm Co., Ltd.	4,800	334,053
Ryohin Keikaku Co., Ltd.	200	53,825
Sankyo Co., Ltd.	15,100	603,920
Santen Pharmaceutical Co., Ltd.	15,000	256,750
Secom Co., Ltd.	12,300	1,040,865
Sega Sammy Holdings, Inc.	67,200	948,372
Seiko Epson Corp.	51,800	823,215
Sekisui Chemical Co., Ltd.	9,800	159,024
Sekisui House Ltd.	36,100	544,132
Seven & i Holdings Co., Ltd.	57,400	2,499,478
Shimadzu Corp.	32,800	766,870
Shimamura Co., Ltd.	17,600	1,494,639
Shimano, Inc.	5,100	744,906
Shimizu Corp.	1,400	11,963
Shin-Etsu Chemical Co., Ltd.	7,600	678,553
Shinsei Bank Ltd.	27,800	381,557
Shionogi & Co., Ltd.	11,500	760,622
Shiseido Co., Ltd.	13,000	827,309
Shizuoka Bank Ltd.	65,500	587,980
Showa Denko K.K.	100	4,008
Showa Shell Sekiyu KK	64,600	1,001,025
SMC Corp.	1,200	406,783
Sohgo Security Services Co., Ltd.	9,500	446,901
Sompo Holdings, Inc.	25,900	1,000,726
Sony Corp.	31,200	1,631,805
Sony Financial Holdings, Inc.	39,600	830,269

	SHARES	FAIR VALUE
Japan - 32.2% (continued)
Stanley Electric Co., Ltd.	28,400	$826,869
Subaru Corp.	73,200	1,626,953
SUMCO Corp.	500	7,664
Sumitomo Chemical Co., Ltd.	111,300	603,980
Sumitomo Corp.	51,800	795,607
Sumitomo Dainippon Pharma Co., Ltd.	60,000	1,955,689
Sumitomo Electric Industries Ltd.	95,100	1,334,156
Sumitomo Heavy Industries Ltd.	23,900	792,701
Sumitomo Metal Mining Co., Ltd.	3,500	101,903
Sumitomo Mitsui Financial Group, Inc.	30,300	1,116,548
Sumitomo Mitsui Trust Holdings, Inc.	19,900	797,999
Sumitomo Rubber Industries Ltd.	72,800	972,890
Sundrug Co., Ltd.	36,700	1,238,259
Suntory Beverage & Food Ltd.	12,000	503,193
Suzuken Co., Ltd.	42,200	2,271,435
Suzuki Motor Corp.	49,400	2,460,970
Sysmex Corp.	9,800	522,223
Taiheiyo Cement Corp.	12,800	433,000
Taisei Corp.	18,000	791,261
Taisho Pharmaceutical Holdings Co., Ltd.	4,800	554,781
Taiyo Nippon Sanso Corp.	30,800	518,783
Takashimaya Co., Ltd.	61,700	896,842
Takeda Pharmaceutical Co Ltd. (b)	39,900	1,495,613
Terumo Corp.	5,600	329,789
THK Co., Ltd.	19,000	435,352
Toho Co., Ltd.	11,400	396,688
Toho Gas Co., Ltd.	27,700	1,120,055
Tokyo Electric Power Co Holdings, Inc. (a)	18,500	112,289
Tokyo Electron Ltd.	11,300	1,580,298
Tokyo Gas Co., Ltd.	15,700	404,481
Toppan Printing Co., Ltd.	45,900	739,155
Toshiba Corp.	7,600	235,669
Tosoh Corp.	68,800	969,740
TOTO Ltd.	26,300	1,018,266
Toyo Seikan Group Holdings Ltd.	47,200	1,074,854
Toyo Suisan Kaisha Ltd.	20,200	692,226
Toyoda Gosei Co., Ltd.	46,600	896,983
Toyota Industries Corp.	300	15,381
Toyota Motor Corp.	35,000	2,097,564
Toyota Tsusho Corp.	42,800	1,478,007
Trend Micro, Inc.	7,800	447,324
Tsuruha Holdings, Inc.	9,900	976,787
Unicharm Corp.	30,700	961,175
USS Co., Ltd.	8,000	141,937
Yakult Honsha Co., Ltd.	4,600	346,474
Yamada Denki Co., Ltd. (b)	239,200	1,156,859
Yamaha Corp.	11,700	504,013
Yamaha Motor Co., Ltd.	45,000	925,649
Yamato Holdings Co., Ltd.	45,500	1,201,883
Yamazaki Baking Co., Ltd.	82,700	1,736,106
Yaskawa Electric Corp.	13,900	433,476
Yokogawa Electric Corp.	48,600	893,094
Yokohama Rubber Co., Ltd.	43,600	912,598
ZOZO, Inc.	12,200	271,374

		199,800,692

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Luxembourg - 0.5%
Intelsat SA (a)(b)	12,384	$307,990
Millicom International Cellular S.A.	4,394	258,708
RTL Group S.A.	44,927	2,688,062

		3,254,760

Netherlands - 2.1%
Aegon N.V.	113,092	629,534
AerCap Holdings N.V. (a)	3,200	169,184
Akzo Nobel N.V.	1,398	117,277
Altice N.V. - Class B (a)	1,534	3,703
ArcelorMittal	16,752	379,585
CNH Industrial N.V.	7,249	70,577
Heineken Holding N.V.	10,725	946,456
ING Groep N.V.	24	290
Koninklijke Ahold Delhaize N.V.	118,134	3,036,570
Koninklijke DSM N.V.	1,555	137,736
Koninklijke Philips N.V.	60,675	2,283,615
LyondellBasell Industries N.V.	31,686	2,956,621
Randstad Holding N.V.	38,721	1,884,082
Wolters Kluwer N.V.	7,191	434,077

		13,049,307

Norway - 1.8%
DNB ASA	40,614	696,995
Equinor ASA	177,826	4,148,311
Marine Harvest ASA	49,965	1,169,068
Norsk Hydro ASA	290,509	1,368,914
Orkla ASA	57,804	477,505
Schibsted ASA	3,077	103,105
Telenor ASA	181,585	3,516,620

		11,480,518

Portugal - 0.3%
EDP - Energias de Portugal S.A.	12,373	43,241
Galp Energia SGPS S.A.	48,417	795,613
Jeronimo Martins SGPS S.A.	100,998	1,205,147

		2,044,001

Singapore - 1.4%
CapitaLand Ltd.	93,700	213,094
ComfortDelGro Corp Ltd.	1,241,300	1,900,087
Genting Singapore Ltd.	742,600	525,054
Jardine Cycle & Carriage Ltd.	39,200	1,005,788
SATS Ltd.	66,800	233,233
Singapore Technologies Engineering Ltd.	356,500	922,498
Singapore Telecommunications Ltd.	406,700	913,067
Venture Corp., Ltd.	136,200	1,480,241
Yangzijiang Shipbuilding Holdings Ltd.	1,926,400	1,741,188

		8,934,250

Spain - 2.9%
ACS Actividades de Construccion y Servicios, S.A.	25,029	960,006
Banco de Sabadell S.A.	764,217	975,051
Banco Santander S.A. (b)	436,854	2,069,754
Enagas SA	636	17,475
Endesa S.A.	42,957	957,075
Ferrovial SA	65,597	1,349,354

	SHARES	FAIR VALUE
Spain - 2.9% (continued)
Industria de Diseno Textil S.A.	81,518	$2,500,054
International Consolidated Airlines Group S.A. (b)	216,889	1,733,521
Mapfre S.A.	498,389	1,424,678
Naturgy Energy Group SA	6,896	170,583
Repsol S.A.	144,162	2,488,900
Telefonica S.A.	397,430	3,567,066

		18,213,517

Sweden - 3.8%
Alfa Laval AB	23,999	516,167
Assa Abloy AB - Class B	5,498	102,186
Atlas Copco AB - Class A	113,509	2,782,349
Atlas Copco AB - Class B	128,066	2,894,397
Boliden AB	62,581	1,401,665
Electrolux AB - Class B	44,885	1,019,615
Epiroc AB - Class A (a)	76,233	624,106
Epiroc AB - Class B (a)	186,271	1,496,937
Getinge AB - B Shares	1,004	10,367
Hennes & Mauritz AB - Class B	133,643	2,460,981
Hexagon AB - Class B	873	43,469
Husqvarna AB - B Shares	70,161	552,431
ICA Gruppen AB (b)	59,265	2,149,611
Industrivarden AB - Class C	26,249	538,177
Sandvik AB	34,382	509,858
Securitas AB - Class B	51,541	867,919
Skanska AB - Class B	70,140	1,102,143
SKF AB - Class B	52,131	822,881
Swedish Match AB	9,558	373,137
Tele2 AB	17,154	214,528
Telefonaktiebolaget LM Ericsson	218,176	1,819,481
Vifor Pharma AG	688	84,808
Volvo AB - Class B	70,724	983,524

		23,370,737

Switzerland - 4.6%
Adecco Group AG	57,477	2,842,064
Aryzta AG (a)	2	3
Barry Callebaut AG	607	1,027,413
Chocoladefabriken Lindt & Spruengli AG	2	160,753
Chocoladefabriken, Lindt & Spruengli AG	99	675,822
Clariant AG	3,000	59,381
Dufry AG	15,605	1,657,265
EMS-Chemie Holding AG	479	257,228
Geberit AG	53	20,647
Kuehne + Nagel International AG	14,973	2,105,707
Nestle S.A.	25,503	2,173,390
Novartis AG	1,800	163,884
Pargesa Holding S.A.	5,597	387,401
Partners Group Holding AG	156	102,199
Roche Holding AG	27,966	7,252,881
Schindler Holding AG	4,721	895,008
Schindler Holding AG - PC	6,826	1,366,498
SGS S.A.	213	504,437
Sika AG	7,380	913,774
Sonova Holding AG	1,235	199,457
Straumann Holding AG	5	3,058
Swatch Group AG	39,702	2,322,789

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Switzerland - 4.6% (continued)
Swatch Group AG - Class B	8,033	$2,390,482
Swiss Re AG	1	91
Swisscom AG	1,559	747,939
Temenos AG	192	23,773

		28,253,344

United Kingdom - 0.4%
Coca-Cola European Partners Plc	43,270	2,100,326
RELX Plc	15,363	319,849

		2,420,175

United States - 22.4%
Abbott Laboratories (d)	61,528	4,556,148
Adobe, Inc. (a)(d)	8,594	2,156,149
Alphabet, Inc. - Class C (a)	675	738,740
Altice USA, Inc.	3,712	62,994
Amazon.com, Inc. (a)	1,735	2,932,445
AMETEK, Inc.	55,000	4,038,650
Apple, Inc. (d)	34,481	6,157,617
Arrow Electronics, Inc. (a)	10,703	823,810
Bemis Co., Inc.	6,305	307,432
Booking Holdings, Inc. (a)	1,000	1,891,880
Brunswick Corp.	5,854	310,496
CenterPoint Energy, Inc. (b)	89,405	2,504,234
Ciena Corp. (a)	12,834	418,645
Colgate-Palmolive Co. (d)	38,278	2,431,419
Conagra Brands, Inc. (b)	21,343	690,233
Costco Wholesale Corp. (d)	38,000	8,788,640
Dell Technologies, Inc. - Class V (a)(b)	56,694	5,980,083
Esterline Technologies Corp. (a)(b)	3,152	374,237
Express Scripts Holding Co. (a)(d)	55,681	5,649,951
Facebook, Inc. (a)(d)	27,841	3,914,723
FLIR Systems, Inc.	11,791	540,735
General Electric Co.	292,711	2,195,333
Hanover Insurance Group, Inc.	2,702	309,946
Hewlett Packard Enterprise Co.	22,741	341,115
HollyFrontier Corp.	6,000	374,820
Illinois Tool Works, Inc.	3,603	500,997
Integrated Device Technology, Inc. (a)	25,218	1,208,951
International Business Machines Corp. (d)	90,000	11,184,300
Intuit, Inc. (d)	33,435	7,172,811
IQVIA Holdings, Inc. (a)(b)	38,580	4,825,201
Leidos Holdings, Inc.	10,000	630,000
Nasdaq, Inc.	24,611	2,247,477
Owens Corning	9,457	493,183
Palo Alto Networks, Inc. (a)	5,854	1,012,449
Pfizer, Inc. (b)(d)	344,702	15,935,573
Pinnacle West Capital Corp.	20,935	1,870,752
Republic Services, Inc. (b)	56,000	4,331,040
SLM Corp. (a)(b)	11,946	122,685
TJX Cos., Inc.	190,000	9,281,500
Torchmark Corp. (d)	20,319	1,755,765
Twenty-First Century Fox, Inc. - Class B (d)	161,812	7,933,642
United Technologies Corp. (d)	9,117	1,110,870
Universal Health Services, Inc. (d)	16,625	2,294,084
Valero Energy Corp.	22,351	1,785,845
Verizon Communications, Inc.	18,013	1,086,184

	SHARES	FAIR VALUE
United States - 22.4% (continued)
Viacom, Inc. - Class B	51,129	$1,577,841
Waste Management, Inc.	15,884	1,489,125

		138,340,750

Virgin Islands (UK) - 0.2%
Michael Kors Holdings Ltd. (a)	26,375	1,153,906

TOTAL COMMON STOCKS (Cost $595,075,792)		589,502,372

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	2,677	194,264
Fuchs Petrolub SE	18,457	763,931
Henkel AG & Co KGaA	31,561	3,640,926
Sartorius AG	58	7,361
Volkswagen AG	2,550	429,855

TOTAL PREFERRED STOCKS (Cost $5,025,201)		5,036,337

REAL ESTATE INVESTMENT TRUSTS - 1.6%
United States - 1.6%
Iron Mountain, Inc.	25,500	866,235
Park Hotels & Resorts, Inc. (d)	52,952	1,631,981
Public Storage PSA (d)	20,000	4,265,200
SBA Communications Corp. (a)	5,500	939,455
Two Harbors Investment Corp.	8,642	124,272
Vornado Realty Trust	23,000	1,655,080
Weyerhaeuser Co.	21,616	570,878

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,894,218)		10,053,101

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 0.5%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10% (e)	677,041	677,041
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.10% (e)	677,042	677,042
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.11% (e)	677,042	677,042
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.15% (e)	677,042	677,042
STIT-Government & Agency Portfolio, 2.13% (e)	677,042	677,042

		3,385,209

	PRINCIPAL AMOUNT	FAIR VALUE
US TREASURY BILL - 1.8%
2.054%, 12/06/2018 (f)	$11,330,000	11,323,205

TOTAL SHORT-TERM INVESTMENTS (Cost $14,708,414)		14,708,414

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.5%
BlackRock Liquidity Funds FedFund Portfolio, 2.11% (e)	2,775,716	$2,775,716
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.34% (e)	24,981,444	24,981,444

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $27,757,160)		27,757,160

TOTAL INVESTMENTS (Cost $652,460,785) - 104.1%		647,057,384

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%		(25,769,363)

TOTAL NET ASSETS - 100.0%		$621,288,021

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of November 30, 2018. Total loaned securities had a market value of $27,016,645 as of November 30, 2018.
(c)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at November 30, 2018 was $5,209,767, which represents 0.8% of net assets.

(d)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2018.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, December 2018 Settlement	211	$15,413,550	$210,918
British Pound, December 2018 Settlement	952	75,868,450	(2,405,362)
Euro FX, December 2018 Settlement	425	60,148,125	(2,055,676)
Mini MSCI EAFE Index, December 2018 Settlement	325	29,514,875	73,356

TOTAL FUTURES CONTRACTS PURCHASED		$180,945,000	$(4,176,764)

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
C	Accor S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	$145,540	3,057	$(9,880)
A	AGL Energy, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,757,139	124,089	(53,481)
B	Air Liquide S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,129,096	9,031	(32,302)
C	Air Liquide S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	519,726	4,244	(6,854)
B	Airbus SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	528,189	6,359	160,727
C	Alstom	Receive	1-Month LIBOR EUR	9/20/2021	Term	26,070	601	301
C	Anglo American PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	154,890	7,595	(3,631)
B	Anglo American PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	842,333	62,214	475,960
A	APA Group	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	480,235	68,158	(43,737)
C	Arkema S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	30,175	270	(4,562)
B	Arkema S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	824,329	7,685	(79,228)
C	Associated British Foods PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	783,375	26,507	34,289
B	Associated British Foods PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	329,587	10,851	4,339
C	Atos SE	Receive	1-Month LIBOR EUR	9/20/2021	Term	240,597	2,309	(44,554)
B	Atos SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	858,238	6,324	(314,348)
B	AXA S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,584,340	58,658	(88,725)
C	Babcock International Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	208,865	26,101	(20,232)
B	BAE Systems PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	24,020	3,156	(3,452)
C	BAE Systems PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	32,074	4,790	(2,116)
C	Barclays PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,200,300	544,736	(70,819)
C	Barratt Developments PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	39,407	6,200	(2,930)
B	Barratt Developments PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,206,167	160,702	(146,101)
A	BHP Billiton Limited	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	993,997	41,270	(53,942)
C	BHP Billiton PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	687,905	34,418	(30,580)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	BHP Billiton PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	$1,247,148	74,194	$256,353
C	BioMerieux	Receive	1-Month LIBOR EUR	9/20/2021	Term	27,713	387	(418)
A	Bluescope Steel, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,132,806	191,227	(570,512)
B	BNP Paribas	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,766,744	24,261	(481,509)
C	BNP Paribas	Receive	1-Month LIBOR EUR	9/20/2021	Term	113,192	2,017	(11,867)
C	Bollore	Receive	1-Month LIBOR EUR	9/20/2021	Term	452,873	108,478	22,374
B	Bollore	Receive	1-Month LIBOR EUR	6/1/2020	Term	401,344	87,800	(7,634)
B	BOUYGUES SA	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,057,142	48,373	(128,874)
C	BP PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	5,283,227	756,801	(200,181)
C	BT Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	18,877	6,190	1,763
B	Burberry Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	714,943	31,597	17,193
A	Caltex Australia, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,866,199	83,206	(175,593)
B	Capgemini SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	75,611	712	8,423
C	Carnival PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	329,436	5,953	18,478
B	Carnival PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,291,059	20,903	(44,192)
C	Carrefour S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	391,727	21,066	(12,550)
B	Carrefour S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,474,593	108,227	(448,213)
C	Casino Guichard Perrachon	Receive	1-Month LIBOR EUR	9/20/2021	Term	189,783	4,493	13,211
B	Casino Guichard Perrachon	Receive	1-Month LIBOR EUR	6/1/2020	Term	813,463	20,033	90,969
C	Centrica PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	663,754	355,511	(38,257)
B	Centrica PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,239,319	539,114	(230,432)
B	Christian Dior SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,731,078	6,025	531,793
A	Cimic Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,666,890	49,411	(188,791)
A	Coca-Cola Amatil, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	565,274	84,837	(23,187)
B	Coca-Cola HBC AG	Receive	1-Month LIBOR GBP	6/1/2020	Term	619,753	21,665	25,216
A	Cochlear, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	393,111	2,791	(47,150)
A	Coles Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	198,279	20,403	(23,783)
C	Compagnie De Saint Gobain	Receive	1-Month LIBOR EUR	9/20/2021	Term	84,226	2,254	(697)
A	Computershare, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	177,156	12,459	(12,638)
C	Convatec Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	33,228	16,694	(935)
C	Croda International PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	15,681	276	1,446
A	Crown Resorts, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	348,319	37,745	(24,047)
C	Danone	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,323,706	18,075	28,007
B	Dassault Aviation S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	747,356	474	(18,476)
B	Dassault Systemes S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	88,438	874	16,754
C	Dassault Systemes S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	60,104	492	(1,064)
B	Diageo PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	22,998	700	2,490
C	Direct Line Insurance Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	633,814	153,945	8,616
B	Direct Line Insurance Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	999,944	227,685	(9,520)
C	EasyJet PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	13,386	900	(642)
B	EDF	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,173,573	108,939	702,896
C	Eiffage S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	226,848	2,216	(16,072)
B	Eiffage S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,781,745	19,054	55,888
C	Engie S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	507,360	37,557	24,117
B	Engie S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,207,418	142,546	(78,625)
C	EssilorLuxottica	Receive	1-Month LIBOR EUR	9/20/2021	Term	185,066	1,363	(12,019)
B	Eutelsat Communications	Receive	1-Month LIBOR EUR	6/1/2020	Term	481,223	18,844	(41,269)
C	Eutelsat Communications	Receive	1-Month LIBOR EUR	9/20/2021	Term	33,255	1,600	2,798
C	Faurecia	Receive	1-Month LIBOR EUR	9/20/2021	Term	588,621	10,345	(185,533)
C	Ferguson PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,982,381	28,507	(138,063)
B	Ferguson PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,356,958	18,961	(64,416)
A	Flight Centre Travel Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	434,417	11,968	(8,375)
A	Fortescue Metals Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	186,415	71,682	26,537
C	G4S PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	71,366	25,934	(7,365)
B	G4S PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	45,365	11,798	(14,947)
B	Glaxosmithkline PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,025,099	54,340	137,342
B	Glencore PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	246,339	66,537	(1,936)
B	Hargreaves Lansdown PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	45,946	2,400	13,082
C	Hargreaves Lansdown PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	144,227	6,364	9,794
A	Harvey Norman Holdings, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	158,392	64,452	(3,834)
C	Hermes International	Receive	1-Month LIBOR EUR	9/20/2021	Term	475,108	805	(39,779)
B	Hermes International	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,263,700	2,322	8,134
B	Imerys S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	194,018	2,234	(70,201)
C	Imperial Brands PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,104,625	33,057	(63,741)
A	Incitec Pivot, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	199,663	70,970	(2,418)
C	Intercontinental Hotels Group	Receive	1-Month LIBOR GBP	9/20/2021	Term	35,935	698	1,387

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
C	Ipsen	Receive	1-Month LIBOR EUR	9/20/2021	Term	$144,187	992	$(16,501)
C	ITV PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	312,715	158,519	(16,419)
C	John Wood Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	34,977	3,922	(3,273)
C	Johnson Matthey PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	338,154	8,166	(32,045)
B	Johnson Matthey PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	696,248	16,464	(67,682)
C	Kingfisher PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	313,022	97,998	159
B	Kingfisher PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,071,347	260,853	(210,296)
A	Lendlease Group	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	83,763	6,700	(21,934)
C	L’Oreal S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	2,329,437	10,440	127,655
B	L’Oreal S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,569,829	7,174	133,605
B	LVMH Moet Hennessy Louis Vuitton	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,464,284	5,682	183,607
A	Macquarie Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	142,891	1,589	(8,161)
B	Marks & Spencer Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	111,048	28,077	(4,368)
A	Medibank Private, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,029,545	494,770	(146,806)
B	Meggitt PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	250,418	39,136	10,777
C	Michelin	Receive	1-Month LIBOR EUR	9/20/2021	Term	501,737	4,377	(43,799)
B	Michelin	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,153,387	16,506	(379,228)
C	Mondi PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	25,469	1,108	(1,358)
B	Mondi PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	943,531	37,344	(71,948)
C	Natixis	Receive	1-Month LIBOR EUR	9/20/2021	Term	440,238	68,846	(59,906)
B	Natixis	Receive	1-Month LIBOR EUR	6/1/2020	Term	224,876	32,229	(35,906)
B	Nedbank Group, Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,099,370	3,833	10,273
B	Next PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	975,172	17,413	183,356
B	Old Mutual, Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	170,829	119,346	21,101
A	Origin Energy, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	12,173	2,400	(831)
B	Pearson PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	626,069	66,246	192,417
C	Pearson PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	441,637	41,339	65,203
C	Pernod Ricard S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	86,433	573	5,903
C	Persimmon PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	552,433	18,822	(97,684)
B	Persimmon PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,410,809	44,002	(231,643)
B	Publicis Groupe	Receive	1-Month LIBOR EUR	6/1/2020	Term	323,046	5,032	(21,106)
C	Publicis Groupe	Receive	1-Month LIBOR EUR	9/20/2021	Term	5,801	100	127
B	PUMA SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	18,117	64	13,963
A	REA Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	36,556	700	2,287
C	Reckitt Benckiser Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	8,059	100	233
B	Remy Cointreau	Receive	1-Month LIBOR EUR	6/1/2020	Term	33,946	300	1,668
C	Remy Cointreau	Receive	1-Month LIBOR EUR	9/20/2021	Term	11,485	100	96
C	Rexel S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	468,492	33,561	(65,961)
B	Rexel S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,683,713	101,969	(404,611)
C	Rio Tinto PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,118,121	23,691	(45,493)
B	Rio Tinto PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,530,707	34,759	108,919
A	Rio Tinto, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,799,108	33,067	(32,155)
B	Rolls-Royce Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	—	1,012,874	1,291
C	Rolls-Royce Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1	460	—
B	Royal Dutch Shell PLC — A Shares	Receive	1-Month LIBOR GBP	6/1/2020	Term	7,595,886	258,897	623,639
C	Royal Dutch Shell PLC — A Shares	Receive	1-Month LIBOR GBP	9/20/2021	Term	3,267,812	103,110	(110,702)
B	Royal Dutch Shell PLC — B Shares	Receive	1-Month LIBOR GBP	6/1/2020	Term	6,777,036	224,242	427,919
C	Royal Dutch Shell PLC — B Shares	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,857,885	89,059	(102,027)
C	Royal Mail PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	869,989	194,719	(77,460)
B	Royal Mail PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	223,379	45,967	(24,851)
C	RSA Insurance Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	156,445	21,905	(5,213)
B	Safran S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,040,797	11,677	442,444
C	Sainsbury (J) PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	390,107	98,055	(5,760)
B	Sainsbury (J) PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	881,776	237,015	60,738
B	Sanofi	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,706,258	22,414	317,456
B	Scor SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	909,884	22,909	224,740
B	Smith & Nephew PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	168,120	9,780	9,969
C	Smith & Nephew PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	130,843	8,027	14,780
C	Smiths Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	127,423	7,430	4,913
B	Smiths Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	254,529	12,597	(23,554)
C	Smurfit Kappa Group PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	347,205	8,778	(108,008)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	Societe BIC S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	$572,351	5,649	$43,688
C	Societe BIC S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	734,547	8,358	161,955
B	Societe Generale S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	844,523	18,970	(134,216)
C	Societe Generale S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	357,742	8,896	(30,845)
C	Sodexo S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	119,800	1,169	1,208
B	Sodexo S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	935,345	8,777	(22,275)
A	Sonic Healthcare, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	824,653	46,279	(50,234)
C	Standard Chartered PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	390,988	55,384	38,601
C	Standard Life Aberdeen PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	3	1	—
C	STMicroelectronics N.V.	Receive	1-Month LIBOR EUR	9/20/2021	Term	69,387	4,584	(2,287)
C	Suez	Receive	1-Month LIBOR EUR	9/20/2021	Term	61,426	4,380	3,653
B	Suez	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,180,195	67,310	(145,899)
C	Taylor Wimpey PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	655,434	322,820	(102,959)
B	Taylor Wimpey PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	475,296	202,874	(106,115)
C	Teleperformance	Receive	1-Month LIBOR EUR	9/20/2021	Term	198,448	1,162	(6,129)
A	Telstra Corp, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	981,816	463,562	36,797
C	Tesco PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	609,567	213,566	(70,814)
B	Tesco PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,023,881	360,046	(112,682)
B	Thales S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	1,558,033	14,299	223,960
C	The Berkeley Group Holdings	Receive	1-Month LIBOR GBP	9/20/2021	Term	576,172	12,896	(47,039)
B	The Berkeley Group Holdings	Receive	1-Month LIBOR GBP	6/1/2020	Term	1,199,832	25,849	(125,403)
B	Total S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	3,260,244	63,668	445,575
C	Total S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	848,293	13,880	(69,728)
B	Tui AG	Receive	1-Month LIBOR GBP	6/1/2020	Term	254,314	16,125	(18,780)
C	Tui AG	Receive	1-Month LIBOR GBP	9/20/2021	Term	3,223	200	(380)
B	Unilever PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	916,633	16,535	(12,071)
C	Unilever PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,303,578	24,866	48,534
C	Valeo S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	247,739	6,373	(65,935)
B	Valeo S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	502,616	7,469	(281,858)
C	Veolia Environnement	Receive	1-Month LIBOR EUR	9/20/2021	Term	317,448	16,220	27,298
B	Veolia Environnement	Receive	1-Month LIBOR EUR	6/1/2020	Term	727,947	32,730	(21,018)
B	Vinci S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	113,280	1,307	12,787
B	Wendel	Receive	1-Month LIBOR EUR	6/1/2020	Term	336,794	2,199	(64,123)
A	Wesfarmers, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	2,395,107	96,345	(172,154)
C	Whitbread PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	69,309	1,217	2,417
C	Wm Morrison Supermarkets PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	112,201	34,925	(5,728)
B	Wm Morrison Supermarkets PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	852,037	271,000	5,300
A	Woolworths Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	985,142	47,651	41,235
A	Custom Basket Swap —Termination 1/2/2019 (c)	Pay	1-Month LIBOR USD	1/2/2019	Term	83,375,913	1	(2,136,822)
A	Custom Basket Swap —Termination 1/30/2019 (d)	Pay	1-Month LIBOR USD	1/30/2019	Term	65,773,703	1	(1,633,451)

						$294,118,865		$(5,393,940)

Swaps on Futures

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION/ (DEPRECIATION)
A	Total SA Dividend Future — December 2019 Expiration	Receive	N/A	12/20/2019	Term	$98,323	45	$509
A	Total SA Dividend Future — December 2021 Expiration	Receive	N/A	12/17/2021	Term	99,059	35	(5,151)

						$197,382		$(4,642)

(a)	See Note 2.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

(c)	Custom Basket Swap — Termination 1/2/2019 represents a swap on a basket of short equity positions. At November 30, 2018, all constituents and their weightings were as follows:

EQUITY NAME	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)	BASKET WEIGHTING
Adobe Systems, Inc.	$1,993,464	8,594	$(162,176)	2.39%
Alphabet Inc. — Class C	707,819	675	(30,741)	0.85%
Amazon.com, Inc.	2,743,608	1,735	(188,138)	3.29%
Ametek Inc.	3,968,800	55,000	(68,838)	4.76%
Bemis Company	304,153	6,305	(3,201)	0.36%
Booking Holdings Inc.	1,802,440	1,000	(88,980)	2.16%
Brunswick Corp.	321,443	5,854	11,029	0.39%
Centerpoint Energy, Inc.	2,486,353	89,405	(17,247)	2.98%
Ciena Corp.	404,271	12,834	(14,271)	0.48%
Colgate-Palmolive Co.	2,401,562	38,278	(29,245)	2.88%
Conagra Brands Inc.	695,782	21,343	5,727	0.83%
Dell Technologies, Inc. — Class V	5,988,587	56,694	10,031	7.18%
Esterline Technologies Corp.	371,180	3,152	(2,963)	0.45%
Express Scripts Holding Co.	5,519,101	55,681	(129,443)	6.62%
Facebook, Inc.	3,796,956	27,841	(116,799)	4.55%
General Electric Co.	2,218,749	292,711	23,983	2.66%
Hanover Insurance Group Inc.	299,490	2,702	(10,380)	0.36%
Hewlett Packard Enterprise	339,068	22,741	(1,960)	0.41%
Hollyfrontier Corp.	362,640	6,000	(12,088)	0.43%
Illinois Tool Works	489,648	3,603	(11,225)	0.59%
Integrated Device Tech Inc.	1,187,516	25,218	(21,133)	1.42%
Intelsat S.A.	323,470	12,384	15,562	0.39%
Intuit, Inc.	6,734,478	33,435	(436,616)	8.08%
Iqvia Holdings, Inc.	4,613,396	38,580	(210,628)	5.53%
Lyondellbasell Industries — Class A	2,918,281	31,686	(37,596)	3.50%
Michael Kors Holdings, Ltd.	1,196,106	26,375	42,505	1.43%
Owens Corning	480,226	9,457	(12,834)	0.58%
Palo Alto Networks Inc.	997,053	5,854	(15,142)	1.20%
Pfizer, Inc.	1,937,385	44,702	(128,695)	2.32%
Public Storage	4,133,200	20,000	(130,946)	4.96%
Republic Services Inc.	4,278,400	56,000	(51,549)	5.13%
SLM Corp.	122,685	11,946	31	0.15%
Tjx Companies Inc.	3,043,920	66,000	(179,404)	3.65%
Twenty-First Century Fox — Class B	4,868,788	100,284	(46,895)	5.84%
Two Harbors Investment Corp.	122,025	8,642	(2,216)	0.15%
United Technologies Corp.	1,159,210	9,117	48,636	1.39%
Valero Energy Corp.	1,760,812	22,351	(24,584)	2.11%
Verizon Communications Inc.	1,065,829	18,013	(20,083)	1.28%
Viacom, Inc. — Class B	1,592,157	51,129	14,722	1.91%
Vornado Realty Trust	1,597,580	23,000	(57,093)	1.92%
Waste Management, Inc.	1,452,433	15,884	(43,708)	1.74%
Weyerhaeuser Co.	575,850	21,616	(2,231)	0.69%

	$83,375,913		$(2,136,822)	100.00%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

(d)	Custom Basket Swap — Termination 1/30/2019 represents a swap on a basket of short equity positions. At November 30, 2018, all constituents and their weightings were as follows:

EQUITY NAME	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)	BASKET WEIGHTING
Abbott Laboratories	$4,183,904	61,528	$(362,305)	6.36%
Apple, Inc.	7,354,797	34,481	1,189,482	11.18%
Arrow Electronics, Inc.	710,679	10,703	(111,442)	1.08%
Costco Wholesale Corp.	8,660,960	38,000	(128,764)	13.17%
FLIR Systems, Inc.	546,631	11,791	5,308	0.83%
International Business Machines Corp.	10,386,000	90,000	(914,926)	15.79%
Iron Mountain Inc.	806,055	25,500	(58,265)	1.23%
Leidos Holdings, Inc.	631,200	10,000	2,700	0.96%
Nasdaq, Inc.	2,112,362	24,611	(130,096)	3.21%
Park Hotels & Resorts, Inc.	1,521,311	52,952	(107,055)	2.31%
Pfizer, Inc.	12,867,000	300,000	(1,073,431)	19.56%
Pinnacle West Capital Corp.	1,751,841	20,935	(130,188)	2.66%
Sba Communications Corp.	892,210	5,500	(45,125)	1.36%
TJX Companies Inc.	6,830,540	124,000	765,188	10.38%
Torchmark Corp.	1,722,645	20,319	(29,027)	2.62%
Twenty-First Century Fox — Class B	2,786,603	61,528	(223,494)	4.24%
Universal Health Services, Inc.	2,008,965	16,625	(282,008)	3.05%

	$65,773,703		$(1,633,451)	100.00%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 90.5%
Australia - 1.8%
A2B AUSTRALIA Ltd.	39,560	$63,612
Accent Group Ltd.	125,886	118,233
ALS Ltd.	2,515	13,309
Altium Ltd.	3,549	58,753
ARB Corp. Ltd.	4,558	56,201
Australian Pharmaceutical Industries Ltd.	77,186	82,648
Automotive Holdings Group Ltd. (a)	90,781	108,153
Bapcor Ltd.	1,614	7,243
Bega Cheese Ltd.	12,404	53,762
Breville Group Ltd.	11,280	90,443
Cleanaway Waste Management Ltd.	15,072	18,727
Collins Foods Ltd.	850	4,566
Costa Group Holdings Ltd.	26,796	149,043
CSR Ltd.	82,064	179,941
Downer EDI Ltd.	23,158	106,127
DuluxGroup Ltd.	16,082	80,517
FlexiGroup Ltd.	56,330	61,757
GDI Property Group	471	435
GrainCorp Ltd.	13,600	72,564
GUD Holdings Ltd.	3,761	33,592
GWA Group Ltd.	53,519	101,704
Hansen Technologies Ltd.	307	803
IDP Education Ltd.	6,652	44,438
Inghams Group Ltd.	15,009	48,159
JB Hi-Fi Ltd.	7,946	134,565
Magellan Financial Group Ltd.	1,791	34,153
McMillan Shakespeare Ltd.	4,100	42,403
Metcash Ltd.	196,427	397,684
Michael Hill International Ltd.	10,903	4,861
Mineral Resources Ltd.	21,059	234,728
Monadelphous Group Ltd.	24,198	248,138
Myer Holdings Ltd. (b)	19,099	6,352
Nanosonics Ltd. (b)	10,625	24,307
Northern Star Resources Ltd.	3,965	23,126
Orora Ltd.	23,329	55,757
OZ Minerals Ltd.	22,528	142,593
Platinum Asset Management Ltd. (a)	22,866	90,416
Primary Health Care Ltd.	3,283	6,359
Regis Resources Ltd.	26,745	82,883
Sandfire Resources N.L.	30,820	144,168
Seven West Media Ltd. (b)	43,243	21,492
Sigma Healthcare Ltd.	354,946	127,120
Southern Cross Media Group, Ltd.	93,111	73,499
St. Barbara Ltd.	98,891	320,920
Super Retail Group Ltd.	46,468	248,612
Vita Group Ltd.	79,192	63,669
Whitehaven Coal Ltd.	71,113	221,419
WiseTech Global Ltd.	8,382	114,563
WPP Aunz Ltd.	13,977	6,334

		4,424,851

Austria - 1.2%
Agrana Beteiligungs AG	2,445	50,378
DO & CO AG	527	54,591
EVN AG	11,301	180,138
FACC AG	2,600	45,330
Kapsch TrafficCom AG	3,162	110,971

	SHARES	FAIR VALUE
Austria - 1.2% (continued)
Oesterreichische Post AG	19,566	$720,343
Porr AG	6,687	151,408
S&T AG	5,105	112,525
Telekom Austria AG	55,207	405,626
UNIQA Insurance Group AG	31,258	300,792
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,405	396,239
Wienerberger AG	5,668	127,052
Zumtobel Group AG (b)	10,919	107,607

		2,763,000

Belgium - 1.4%
AGFA-Gevaert N.V. (b)	69,804	300,297
Balta Group N.V. (c) (Cost: $30,606; Original Acquisition Date: 01/22/2018)	4,040	15,208
Barco N.V.	4,231	473,725
Bekaert, S.A.	816	21,303
Bpost, S.A.	1	13
Cie d’Entreprises CFE	108	11,444
D’ieteren, S.A.	25,304	1,015,815
Econocom Group SE (a)	5,660	20,646
Euronav N.V.	8,153	71,256
Fagron	6,200	105,777
Greenyard N.V. (a)	10,483	93,044
Ion Beam Applications, S.A. (b)	412	7,696
KBC Ancora	5,315	246,221
Kinepolis Group N.V.	283	16,564
Melexis N.V.	3	177
Ontex Group NV	1,800	37,923
Orange Belgium, S.A.	19,669	367,412
Recticel, S.A.	17,079	127,999
Sioen Industries N.V.	1,138	31,371
Sofina, S.A.	2,035	409,622
Tessenderlo Group, S.A. (b)	198	6,882
Van de Velde N.V.	661	17,436

		3,397,831

Bermuda - 0.3%
Emperor International Holdings Ltd.	26,000	6,414
Esprit Holdings Ltd. (b)	402,100	93,536
G-Resources Group Ltd. (b)	2,235,000	15,140
Johnson Electric Holdings Ltd.	67,000	149,859
Man Wah Holdings Ltd.	135,200	58,753
NewOcean Energy Holdings Ltd. (b)	260,000	96,038
VTech Holdings Ltd.	40,600	385,036

		804,776

Canada - 4.1%
Aecon Group, Inc. (b)	10,142	142,896
Ag Growth International, Inc. (b)	64	2,596
AGF Management Ltd. (b)	12,718	47,861
Aritzia, Inc. (b)	26,675	366,802
Athabasca Oil Corp. (b)	38,529	29,868
ATS Automation Tooling Systems, Inc. (b)	8,574	109,833
Badger Daylighting Ltd. (a)(b)	2,200	52,771
BRP, Inc. (b)	12,124	431,980
Callidus Capital Corp. (a)(b)	650	788
Canaccord Genuity Group, Inc. (b)	42,661	209,026

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Canada - 4.1% (continued)
Canadian Western Bank (b)	1,386	$30,085
Canfor Corp. (b)	43,592	597,456
Canfor Pulp Products, Inc. (b)	43,208	623,738
Centerra Gold, Inc. (b)	21	85
Cogeco Communications, Inc. (b)	200	9,724
Cogeco, Inc. (b)	466	21,826
Colliers International Group, Inc. (b)	1,925	126,773
Corby Spirit and Wine Ltd. (b)	300	4,532
Corus Entertainment, Inc. - B Shares (b)	40,410	150,551
Cott Corp. (b)	2,511	37,287
Descartes Systems Group, Inc. (b)	2,600	76,572
DIRTT Environmental Solutions (b)	3,200	16,402
Dorel Industries, Inc. - Class B (b)	12,861	176,559
Dundee Corp. - Class A (b)	1,800	1,680
Endeavour Mining Corp. (b)	3,857	48,073
Enerflex Ltd. (b)	100	1,228
Enghouse Systems Ltd. (b)	5,299	272,278
Equitable Group, Inc. (b)	5,170	271,020
Evertz Technologies Ltd. (b)	2,400	29,516
Exco Technologies Ltd. (b)	16,411	116,970
First National Financial Corp. (b)	200	4,341
FirstService Corp. (b)	1,775	134,650
Fortuna Silver Mines, Inc. (b)	7,100	22,818
Genworth MI Canada, Inc. (a)(b)	6,498	213,282
Great Canadian Gaming Corp. (b)	3,300	127,962
Home Capital Group, Inc.	1,789	23,711
Hudbay Minerals, Inc. (b)	16,822	85,335
Interfor Corp. (b)	25,849	291,826
Jamieson Wellness, Inc. (b)	17	278
Just Energy Group, Inc. (b)	3,474	14,825
Kinaxis, Inc. (b)	805	45,017
Kirkland Lake Gold Ltd. (b)	11,541	239,220
Labrodor Iron Ore Royalty Corp. (b)	2,290	45,829
Laurentian Bank of Canada (b)	419	13,144
Lucara Diamond Corp. (b)	1,500	2,134
Magellan Aerospace Corp. (b)	9,900	123,317
Maple Leaf Foods, Inc. (b)	4,716	104,851
Martinrea International, Inc. (b)	12,600	101,851
Medical Facilities Corp. (a)(b)	13,020	157,771
Morneau Shepell, Inc. (b)	900	17,693
Norbord, Inc. (a)	19,978	558,298
North West Co., Inc. (b)	9,753	216,105
OceanaGold Corp. (b)	101,009	294,212
Parkland Fuel Corp. (b)	7	206
Pason Systems, Inc. (b)	3,230	48,451
Precision Drilling Corp. (b)	12,829	29,450
Pretium Resources, Inc. (b)	1	7
Quebecor, Inc. - Class B (b)	5,420	116,954
Recipe Unlimited Corp. (b)	4,700	92,221
Russel Metals, Inc. (b)	299	5,210
ShawCor Ltd. (b)	3,800	55,857
Silvercorp Metals, Inc. (b)	87,291	170,160
Sleep Country Canada Holdings, Inc. (b)(c) (Cost: $27; Original Acquisition Date: 12/18/2017)	1	17
Spin Master Corp. (b)(c) (Cost: $799,981; Original Acquisition Date: 05/05/2017)	22,473	693,481

	SHARES	FAIR VALUE
Canada - 4.1% (continued)
Sprott, Inc. (a)(b)	29,719	$61,735
SSR Mining, Inc. (b)	4,100	43,510
Superior Plus Corp. (b)	19,375	151,658
Taseko Mines Co., Ltd. (b)	7,450	4,822
TFI International, Inc. (b)	2,792	92,776
TMX Group Rg (b)	1,000	59,361
Toromont Industries Ltd. (b)	3,852	168,269
Total Energy Services, Inc. (b)	3,700	27,987
TransAlta Corp. (b)	16,164	86,620
Transcontinental, Inc. - Class A (b)	35	528
Trican Well Service Ltd.	113,564	104,277
Uni-Select, Inc. (b)	7,200	118,081
Uranium Participation Corp. (b)	8,247	29,918
Wajax Corp. (b)	2,500	36,277
Western Forest Products, Inc. (a)(b)	210,680	310,791
WestJet Airlines Ltd. (b)	8,074	125,244
Westshore Terminals Investment Corp. (b)	1,457	26,088
Winpak Ltd. (b)	6,663	235,649
WSP Global, Inc. (b)	2,021	99,510

		9,840,361

Cayman Islands - 0.4%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,528,000	574,172
Microport Scientific Corp.	25,000	27,479
Sapiens International Corp., N.V.	1,518	17,872
SITC International Holdings Co., Ltd.	387,000	326,952

		946,475

Denmark - 1.5%
Alm. Brand A/S	11,318	89,789
Ambu A/S	500	9,989
Bang & Olufsen A/S (b)	7,642	153,247
D/S Norden A/S (b)	1,433	21,357
Dfds A/S	1	38
FLSmidth & Co. A/S	3,279	164,237
GN Store Nord A/S	11,599	405,198
Matas A/S	28,664	280,446
Nilfisk Holding A/S (b)	587	23,551
NKT A/S (b)	122	1,897
NNIT A/S (c) (Cost: $5,876; Original Acquisition Date: 05/22/2017)	189	5,533
Per Aarsleff Holding A/S	5,783	172,461
Rockwool International A/S - B Shares	4,017	1,045,007
Royal Unibrew A/S	2,502	181,185
Scandinavian Tobacco Group A/S (c) (Cost: $384,175; Original Acquisition Date: 05/22/2017)	23,754	314,921
Schouw & Co. AB	4	329
SimCorp A/S	3,201	203,836
Sydbank A/S	7,626	188,092
Topdanmark A/S	9,740	442,348

		3,703,461

Faroe Islands - 0.1%
Bakkafrost P/F	4,528	232,120

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Finland - 2.5%
Amer Sports OYJ	14,794	$553,869
Cargotec OYJ - B Shares	2,272	87,453
Caverion OYJ (b)	31,464	189,501
Cramo OYJ	844	15,661
DNA OYJ	9,484	175,119
F-Secure OYJ	5,175	13,797
Kesko OYJ - B Shares	30,198	1,759,279
Konecranes OYJ	2,441	83,180
Lehto Group OYJ	4,960	27,037
Metsa Board OYJ	73,132	507,936
Oriola OYJ - Class B	7,650	19,530
Outokumpu OYJ	22,565	93,856
Outotec OYJ (b)	27,640	104,044
Ponsse OYJ	1,569	51,245
Ramirent OYJ	15,439	98,055
Sanoma OYJ	55,324	570,896
Tieto OYJ	16,924	488,191
Tokmanni Group Corp.	44,314	348,668
Uponor OYJ	700	7,433
Valmet OYJ	30,248	650,977
YIT OYJ	42,181	257,152

		6,102,879

Germany - 3.7%
ADVA Optical Networking SE (b)	9,608	81,036
Amadeus Fire AG	86	9,181
AURELIUS Equity Opportunities SE & Co. KGaA	5,918	259,952
Aurubis AG	4,154	226,109
BayWa AG	1,234	32,341
Bechtle AG	3,231	258,426
bet-at-home.com AG	3,472	210,487
Borussia Dortmund GmbH & Co. KGaA	55,404	520,289
CANCOM SE	13,035	518,561
Carl Zeiss Meditec AG	5,309	366,631
Ceconomy AG	49,180	229,556
CENTROTEC Sustainable AG	1,084	13,499
CEWE Stiftung & Co. KGaA	1,527	118,418
comdirect bank AG	193	2,443
CTS Eventim AG & Co KGaA	1,611	61,864
Deutz AG	25,581	187,663
Diebold Nixdorf AG	4,397	277,267
DMG Mori AG	6,015	297,580
Draegerwerk AG & Co. KGaA	773	33,955
Duerr AG	64	2,377
Freenet AG	5,749	118,291
Gerresheimer AG	510	36,317
Gesco AG	1,168	33,057
GFT Technologies SE	3,763	33,761
H&R GmbH & Co. KGaA	2,933	25,169
Hamburger Hafen und Logistik AG	10,804	236,797
Hapag-Lloyd AG (c) (Cost: $173,080; Original Acquisition Date: 02/05/2018)	4,369	140,669
HelloFresh SE (b)	3,124	32,007
Hornbach Baumarkt AG	4,312	99,585
Hypoport AG (b)	191	36,457
Indus Holding AG	1,895	86,994
Isra Vision AG	2,070	80,615

	SHARES	FAIR VALUE
Germany - 3.7% (continued)
Jenoptik AG	2,033	$61,498
JOST Werke AG (c) (Cost: $78,719; Original Acquisition Date: 10/15/2018)	2,257	76,272
Kloeckner & Co. SE	46	370
Koenig & Bauer AG	1,546	71,410
Krones AG	5,597	498,041
Leoni AG	2	64
Manz AG (b)	214	6,226
MLP SE	21,730	110,703
Nemetschek SE	357	43,286
Nordex SE (b)	18,287	179,493
OHB SE	3,295	130,747
Pfeiffer Vacuum Technology AG	440	61,668
Rational AG	194	110,363
Rhoen Klinikum AG	299	7,528
Salzgitter AG	26,088	837,004
Scout24 AG (c) (Cost: $1,827; Original Acquisition Date: 10/15/2018)	46	1,916
Siltronic AG	4,810	434,545
SLM Solutions Group AG (b)	332	4,788
SMA Solar Technology AG	7,513	157,352
Software AG	4,188	170,828
Suedzucker AG	13,951	198,452
Surteco Group SE	1,382	34,968
Takkt AG	22,208	356,008
VERBIO Vereinigte BioEnergie AG	17,774	140,653
Vossloh AG	280	13,314
VTG AG	2,009	120,543
Wacker Neuson SE	7,761	154,550
Washtec AG	224	16,458
XING SE	82	24,647
zooplus AG (b)	1,153	190,185

		8,881,234

Hong Kong - 1.9%
Asiasec Properties Ltd.	8,000	3,763
Cafe de Coral Holdings Ltd.	98,000	241,493
Chinese Estates Holdings Ltd.	40,500	45,552
Chong Hing Bank Ltd.	4,000	6,922
Chow Sang Sang Holdings International Ltd.	85,000	131,889
CITIC Telecom International Holdings Ltd.	613,000	207,624
Dah Sing Banking Group Ltd.	31,600	59,775
Dah Sing Financial Holdings Ltd.	14,000	77,480
Fairwood Holdings Ltd	35,500	123,415
First Pacific Co., Ltd.	392,000	151,309
Giordano International Ltd.	606,000	278,834
Global Brands Group Holding Ltd. (b)	366,000	17,542
Good Resources Holdings Ltd. (b)	220,000	5,342
Health & Happiness H&H International Holdings Ltd. (b)	10,000	64,289
Hopewell Holdings Ltd.	88,500	299,185
Leyou Technologies Holdings Ltd. (b)	1,005,000	272,316
Luk Fook Holdings International Ltd.	80,000	233,640
Melco International Development Ltd.	228,000	457,515
Pacific Textiles Holdings Ltd.	120,000	124,233
Regal Hotels International Holdings Ltd.	32,000	18,323
Sa Sa International Holdings Ltd.	534,000	216,357

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Hong Kong - 1.9% (continued)
SmarTone Telecommunications Holdings Ltd.	430,000	$535,302
Sun Hung Kai & Co., Ltd.	253,000	119,645
Texwinca Holdings Ltd.	390,000	158,512
The United Laboratories International Holdings Ltd.	162,000	109,325
Value Partners Group Ltd.	622,000	490,509
VSTECS Holdings Ltd.	128,000	65,440
Xinyi Glass Holdings Ltd.	86,000	92,441

		4,607,972

Ireland - 0.0% (d)
Origin Enterprises PLC	795	5,310

Israel - 2.3%
Caesarstone Ltd. (a)	12,052	188,614
CyberArk Software Ltd. (a)(b)	754	55,902
Delek Automotive Systems Ltd.	3,236	17,204
Delek Group Ltd.	100	17,711
Delta-Galil Industries Ltd.	2,371	62,607
Electra Ltd.	93	21,183
First International Bank Of Israel Ltd.	19,873	447,851
Formula Systems 1985 Ltd.	236	9,203
Harel Insurance Investments & Financial Services Ltd.	3,322	25,746
Hilan Ltd.	1,698	40,636
IDI Insurance Co., Ltd.	654	36,582
Israel Corp. Ltd.	925	268,653
Israel Discount Bank Ltd. - Class A	99,058	342,310
Ituran Location and Control Ltd.	7,282	241,107
Jerusalem Oil Exploration (b)	1,083	68,122
Matrix IT Ltd.	20,895	233,531
Maytronics Ltd.	4,520	26,134
Naphtha Israel Petroleum Corp. Ltd. (b)	2,708	18,650
Nova Measuring Instruments Ltd. (b)	3,420	84,043
Oil Refineries Ltd.	845,436	425,156
Orbotech Ltd. (b)	7,618	441,996
Partner Communications Co., Ltd. (b)	58,674	319,835
Paz Oil Co., Ltd.	2,869	440,162
Radware Ltd. (b)	5,417	123,562
Rami Levy Chain Stores Ltd.	5,007	260,008
Shikun & Binui Ltd. (b)	4,387	8,152
Shufersal Ltd.	78,954	517,860
SodaStream International Ltd. (b)	4,045	581,064
Strauss Group Ltd.	11,396	261,965
Tower Semiconductor Ltd. (b)	1,140	17,668

		5,603,217

Italy - 3.1%
A2A S.p.A.	198,300	333,602
ACEA S.p.A.	853	11,376
Anima Holding S.p.A. (c) (Cost: $74,241; Original Acquisition Date: 10/18/2018)	17,300	72,427
Aquafil S.p.A.	1,756	18,965
Arnoldo Mondadori Editore S.p.A. (b)	77,903	133,526
Ascopiave S.p.A.	49,888	174,801
ASTM S.p.A.	7,511	142,514
Autogrill S.p.A.	967	9,130

	SHARES	FAIR VALUE
Italy - 3.1% (continued)
Banca Generali S.p.A.	800	$17,652
Banca Popolare di Sondrio S.p.A.	51,646	160,789
Biesse S.p.A.	16,246	336,761
Brembo S.p.A.	29,118	324,537
Brunello Cucinelli S.p.A.	2,615	88,370
Buzzi Unicem S.p.A.	9,524	107,067
Cairo Communication S.p.A.	11,445	41,980
Cementir Holding S.p.A.	1,968	10,639
Credito Valtellinese S.p.A. (b)	207,266	19,124
Danieli & C Officine Meccaniche S.p.A.	10,966	200,124
Danieli & C Officine Meccaniche S.p.A. - Risparmio	1,794	24,534
Datalogic S.p.A.	1,100	29,389
DeA Capital S.p.A.	13,194	19,328
DiaSorin S.p.A.	3,496	297,234
El.En. S.p.A.	1,400	24,059
Enav S.p.A. (c) (Cost: $282,948; Original Acquisition Date: 05/08/2017)	63,445	301,527
ERG S.p.A.	3,065	55,727
Fincantieri S.p.A.	469,525	552,814
FinecoBank Banca Fineco S.p.A.	10,358	111,049
GEDI Gruppo Editoriale S.p.A. (b)	7,287	3,143
GEOX S.P.A.	132,402	192,912
Gima TT S.p.A. (c) (Cost: $61,788; Original Acquisition Date: 10/17/2018)	5,450	43,794
Hera S.p.A.	79,429	218,151
Industria Macchine Automatiche S.p.A.	209	12,990
Interpump Group S.p.A.	100	2,968
Iren S.p.A.	15,249	33,163
Italimobiliare S.p.A.	933	20,386
Juventus Football Club S.p.A. (a)(b)	57,635	71,317
La Doria S.p.A.	2,291	21,579
Maire Tecnimont S.p.A.	85,225	332,869
MARR S.p.A.	4,098	91,442
Mediaset S.p.A. (b)	167,271	519,248
Moncler S.p.A.	502	16,356
OVS S.p.A. (b)(c) (Cost: $435,413; Original Acquisition Date: 05/08/2017)	112,127	204,500
Piaggio & C. S.p.A.	96,478	194,963
Rai Way S.p.A. (c) (Cost: $44,603; Original Acquisition Date: 05/30/2017)	8,795	42,267
Reply S.p.A.	688	38,384
Saipem S.p.A. (b)	151,953	664,712
Salvatore Ferragamo S.p.A.	15,539	364,150
Saras S.p.A.	180,435	349,713
Societa Iniziative Autostradali e Servizi S.p.A.	2,179	29,331
Sogefi S.p.A. (a)(b)	27,359	47,389
Technogym S.p.A. (c) (Cost: $155,692; Original Acquisition Date: 05/08/2017)	18,036	201,022
Tod’s S.p.A.	300	14,251
Zignago Vetro S.p.A.	1,294	12,159

		7,362,204

Japan - 34.3%
Achilles Corp.	6,600	131,169
Adastria Co., Ltd.	15,100	247,288
ADEKA Corp.	4,500	71,317

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Advantest Corp.	400	$8,584
Aeon Delight Co., Ltd.	9,200	323,781
Aeon Fantasy Co., Ltd.	100	2,793
Ai Holdings Corp.	2,100	41,865
Aica Kogyo Co., Ltd.	5,000	168,480
Aichi Corp.	13,200	76,399
Aichi Steel Corp.	100	3,519
Aida Engineering Ltd.	100	801
Ain Holdings, Inc.	4,200	323,746
Aisan Industry Co., Ltd.	5,400	39,531
Akebono Brake Industry Co., Ltd. (a)(b)	2,800	5,377
Alpen Co., Ltd.	13,000	222,975
Alpine Electronics, Inc.	13,000	210,607
Altech Corp.	7,600	140,464
Amano Corp.	5,100	109,984
Amuse, Inc.	5,700	137,435
Anest Iwata Corp.	4,500	48,839
Anicom Holdings, Inc.	1,700	56,385
Anritsu Corp.	5,900	96,726
AOI Electronics Co., Ltd.	200	5,735
AOKI Holdings, Inc.	18,200	234,885
Aoyama Trading Co., Ltd.	5,800	145,517
Arata Corp.	6,700	290,984
Arcland Sakamoto Co., Ltd.	16,800	229,693
Arcland Service Holdings Co., Ltd.	4,100	90,802
Arcs Co., Ltd.	16,100	403,369
Ariake Japan Co., Ltd.	1,400	120,988
As One Corp.	1,200	88,587
Asahi Co., Ltd.	15,200	195,632
Asahi Diamond Industrial Co., Ltd.	26,500	163,881
Asahi Holdings, Inc.	2,700	55,919
ASKA Pharmaceutical Co., Ltd.	800	8,668
ASKUL Corp. (a)	10,300	269,035
Ateam, Inc.	2,800	41,809
Atom Corp.	11,700	105,647
Autobacs Seven Co., Ltd.	15,800	241,631
Avex, Inc.	8,400	114,328
Axial Retailing, Inc.	6,700	238,158
Azbil Corp.	11,100	239,572
Bando Chemical Industries Ltd.	13,700	148,809
Bank of Iwate Ltd.	500	18,235
Belc Co., Ltd.	3,900	207,171
Benefit One, Inc.	4,500	131,613
Bic Camera, Inc.	25,800	362,743
BML, Inc.	7,800	198,238
Broadleaf Co., Ltd.	11,600	64,890
BRONCO BILLY Co., Ltd.	3,100	81,409
Bunka Shutter Co., Ltd.	19,700	136,060
Canon Electronics, Inc.	7,200	135,926
Canon Marketing Japan, Inc.	22,000	422,112
Capcom Co., Ltd.	5,600	109,617
Cawachi Ltd.	8,700	169,302
Central Glass Co., Ltd.	2,700	66,552
Central Security Patrols Co Ltd.	1,800	100,533
Chiyoda Co., Ltd.	4,400	79,422
Chiyoda Corp. (a)	17,500	49,641
Chiyoda Integre Co., Ltd.	4,600	98,877

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Chori Co., Ltd.	9,100	$151,834
Chubu Shiryo Co Ltd.	12,600	155,953
Chudenko Corp.	6,600	146,751
Chugoku Marine Paints Ltd.	9,900	90,876
CI Takiron Corp.	29,100	163,810
Ci:z Holdings Co., Ltd.	2,300	118,733
Citizen Watch Co., Ltd.	29,800	157,512
CKD Corp.	3,900	39,201
Clarion Co., Ltd.	3,200	70,193
Cleanup Corp.	21,900	139,871
CMIC Holdings Co., Ltd.	700	13,425
CMK Corp.	200	1,586
Coco Kara Fine, Inc.	4,700	268,299
Colopl, Inc.	11,400	85,865
Colowide Co., Ltd.	6,600	153,611
Computer Engineering & Consulting Ltd.	4,500	97,322
COMSYS Holdings Corp.	7,400	191,006
Comture Corp.	1,600	46,866
CONEXIO Corp.	16,400	213,389
COOKPAD, Inc.	6,400	23,285
Corona Corp.	7,400	74,381
Cosel Co., Ltd.	3,900	39,854
Cosmos Pharmaceutical Corp.	2,000	405,761
Create Restaurants Holdings, Inc.	13,100	152,909
Create SD Holdings Co., Ltd.	10,600	289,010
CROOZ, Inc. (b)	600	13,991
CyberAgent, Inc.	4,300	194,706
Dai-Dan Co., Ltd.	4,600	103,456
Daihen Corp.	1,700	41,558
Daiho Corp.	2,400	79,813
Daiichi Jitsugyo Co., Ltd.	7,800	275,541
Daiichikosho Co Ltd.	2,300	104,955
Daiken Corp.	3,300	61,514
Daikokutenbussan Co., Ltd.	3,700	146,188
Daikyo, Inc.	11,500	300,784
Daikyonishikawa Corp.	8,200	82,928
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	200	5,849
Daiseki Co., Ltd.	3,500	81,029
Daisyo Corp.	8,300	125,617
Daiwa Industries Ltd.	700	8,103
Daiwabo Holdings Co., Ltd.	3,800	212,906
DCM Holdings Co., Ltd.	18,600	184,501
Denka Co., Ltd.	1,400	45,139
Denki Kogyo Co., Ltd.	6,000	156,455
Denyo Co., Ltd.	7,500	105,977
Descente Ltd.	9,200	180,167
DIC Corp.	6,700	212,778
Digital Arts, Inc.	100	5,717
Digital Hearts Holdings Co Ltd.	2,600	38,250
Dip Corp.	3,400	76,378
DMG Mori Co., Ltd.	1,900	26,613
Doshisha Co., Ltd.	7,300	135,305
Doutor Nichires Holdings Co., Ltd.	3,300	64,392
DTS Corp.	4,200	151,328
Duskin Co., Ltd.	7,900	182,128
DyDo Group Holdings, Inc.	3,900	212,324

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Eagle Industry Co., Ltd.	9,300	$121,990
Earth Corp.	3,000	147,734
EDION Corp.	23,400	257,263
Ehime Bank Ltd.	600	6,105
Eiken Chemical Co., Ltd.	2,800	64,256
Eizo Corp.	1,400	58,583
Elecom Co., Ltd.	5,500	145,597
Elematec Corp.	7,500	149,386
En-Japan, Inc.	2,500	100,868
Enplas Corp.	2,100	57,997
EPS Holdings, Inc.	5,500	105,867
ESPEC Corp.	4,100	76,102
Exedy Corp.	7,200	184,828
Ezaki Glico Co., Ltd.	3,800	185,121
F@N Communications, Inc.	9,500	59,001
Fancl Corp.	8,600	224,404
FCC Co., Ltd.	8,600	223,570
Feed One Co., Ltd.	41,000	75,849
Fields Corp.	3,300	26,629
Foster Electric Co., Ltd.	9,800	133,556
France Bed Holdings Co., Ltd.	14,200	121,216
Fudo Tetra Corp.	8,770	150,809
Fuji Co., Ltd.	12,700	239,310
Fuji Machine Manufacturing Co., Ltd.	5,400	71,023
Fuji Oil Holdings, Inc.	6,200	198,265
Fuji Pharma Co., Ltd.	4,000	67,762
Fuji Seal International, Inc.	1,500	54,046
Fuji Soft, Inc.	3,800	172,065
Fujibo Holdings, Inc.	1,900	52,055
Fujicco Co., Ltd.	3,600	79,094
Fujimi, Inc.	3,400	72,963
Fujimori Kogyo Co., Ltd.	4,300	122,733
Fujitec Co., Ltd.	14,700	180,521
Fujitsu General Ltd.	13,400	189,228
Fujiya Co., Ltd.	9,100	201,536
Fukuda Corp.	3,500	166,806
Fukui Computer Holdings, Inc.	3,300	51,020
Fukushima Industries Corp.	3,300	127,186
Fullcast Holdings Co., Ltd.	3,400	69,219
Funai Soken Holdings, Inc.	2,250	41,525
Furukawa Electric Co., Ltd.	1,800	52,566
Fuso Chemical Co., Ltd.	100	2,091
Futaba Corp.	9,700	152,018
Future Corp.	6,900	106,556
Gecoss Corp.	12,100	123,009
Genky DrugStores Co., Ltd.	1,500	48,958
Geo Holdings Corp.	21,400	360,264
Glory Ltd.	6,300	159,338
Godo Steel Ltd.	1,500	25,715
Goldwin, Inc.	1,000	103,687
Gree, Inc.	39,300	171,720
GS Yuasa Corp.	2,600	60,078
GungHo Online Entertainment, Inc. (a)	77,200	171,382
Gunze Ltd.	1,600	62,793
Gurunavi, Inc.	27,800	206,207
H2O Retailing Corp.	14,200	243,557
Halows Co., Ltd.	3,100	70,949

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Hamakyorex Co., Ltd.	3,700	$137,061
Hanwa Co., Ltd.	1,700	50,918
Harmonic Drive Systems, Inc.	100	3,343
Haseko Corp.	12,900	156,143
Hazama Ando Corp.	13,000	78,562
Heiwa Corp.	400	8,520
Heiwado Co., Ltd.	11,700	324,671
Hibiya Engineering Ltd.	6,400	108,588
Hinokiya Group Co Ltd.	1,700	31,644
Hioki EE Corp.	2,400	89,645
Hiramatsu, Inc.	1,200	3,901
HIS Co., Ltd.	1,000	33,696
Hisaka Works Ltd.	5,300	44,495
Hitachi Transport System Ltd.	1,500	40,567
Hochiki Corp.	9,900	114,511
Hodogaya Chemical Co., Ltd.	4,100	93,511
Hokuto Corp.	700	12,450
Horiba Ltd.	4,200	196,837
Hosiden Corp.	8,300	64,344
Hosokawa Micron Corp.	2,200	100,198
House Foods Group, Inc.	6,300	223,385
Hyakugo Bank Ltd.	300	1,189
Ichibanya Co., Ltd.	1,300	54,570
Ichikoh Industries Ltd.	8,100	53,089
Ichiyoshi Securities Co., Ltd.	6,100	51,427
Icom, Inc.	8,100	167,830
Idec Corp.	1,400	31,043
IDOM, Inc. (a)	25,500	128,045
Inaba Denki Sangyo Co., Ltd.	6,000	249,218
Inabata & Co., Ltd.	12,000	172,101
Ines Corp.	7,800	87,197
Infocom Corp.	3,700	154,173
Infomart Corp.	1,600	19,649
Information Services International-Dentsu Ltd.	4,000	135,313
Iriso Electronics Co., Ltd.	300	13,148
Ishihara Sangyo Kaisha Ltd. (b)	2,400	26,365
Ito En Ltd.	8,200	376,356
Itochu Enex Co., Ltd.	11,500	108,096
Itochu Techno-Solutions Corp.	12,100	233,334
Itochu-Shokuhin Co., Ltd.	3,200	149,971
Itoham Yonekyu Holdings, Inc.	37,000	246,091
Itoki Corp.	22,800	123,927
Iwatani Corp.	8,100	269,726
Izumi Co., Ltd.	5,500	311,545
JAC Recruitment Co., Ltd.	4,200	85,654
Jafco Co., Ltd.	800	29,247
Japan Aviation Electronics Industry Ltd.	12,700	159,988
Japan Cash Machine Co., Ltd.	15,200	151,043
Japan Lifeline Co., Ltd.	800	12,671
Japan Material Co., Ltd.	900	10,418
Japan Pulp & Paper Co., Ltd.	700	27,657
JCR Pharmaceuticals Co., Ltd.	1,100	56,301
JCU Corp.	1,100	17,908
Jeol Ltd.	1,000	17,504
Jimoto Holdings, Inc.	4,500	5,946
JINS, Inc.	100	6,184

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
J-Oil Mills, Inc.	3,500	$124,873
Joshin Denki Co., Ltd.	7,600	193,624
Joyful Honda Co., Ltd.	11,000	167,740
JSP Corp.	2,200	46,863
Justsystems Corp.	2,100	47,193
JVC Kenwood Corp.	77,800	197,387
K&O Energy Group, Inc.	5,400	77,826
Kadokawa Dwango Corp.	7,900	98,198
Kaga Electronics Co., Ltd.	9,700	205,425
Kagome Co., Ltd.	6,600	192,741
Kaken Pharmaceutical Co., Ltd.	900	46,064
Kameda Seika Co., Ltd.	2,500	118,046
Kamei Corp.	8,800	107,369
Kanamoto Co., Ltd.	2,500	73,559
Kandenko Co., Ltd.	22,300	231,418
Kanematsu Corp.	10,900	139,041
Kanematsu Electronics Ltd.	4,000	128,265
Kansai Super Market Ltd.	6,700	64,925
Kanto Denka Kogyo Co., Ltd.	600	4,990
Kappa Create Co., Ltd.	14,100	186,319
Kasai Kogyo Co., Ltd.	16,000	140,528
Katakura Industries Co., Ltd.	1,200	12,876
Kato Sangyo Co., Ltd.	9,200	284,879
Kawasaki Kisen Kaisha Ltd. (a)(b)	12,200	175,291
Keihin Corp.	9,000	155,715
Keiyo Co., Ltd.	3,600	19,314
Kenko Mayonnaise Co., Ltd.	200	4,052
Kewpie Corp.	4,800	116,538
Key Coffee, Inc.	8,900	168,490
KH Neochem Co., Ltd.	300	8,047
Kinden Corp.	20,600	356,778
Kintetsu Department Store Co., Ltd.	4,400	144,580
Kintetsu World Express, Inc.	10,600	178,635
Kisoji Co., Ltd.	5,400	124,540
Kissei Pharmaceutical Co., Ltd.	2,700	83,487
KLab, Inc.	4,900	51,281
KNT-CT Holdings Co., Ltd. (b)	12,900	146,370
Koa Corp.	2,800	37,665
Koatsu Gas Kogyo Co., Ltd.	18,100	141,432
Kobayashi Pharmaceutical Co., Ltd.	1,800	125,270
Kobe Bussan Co., Ltd.	2,900	88,905
Kohnan Shoji Co., Ltd.	7,300	180,064
Kokuyo Co., Ltd.	16,200	249,604
Komeri Co., Ltd.	7,500	179,514
Komori Corp.	8,600	94,853
Konishi Co., Ltd.	5,400	89,100
Konoike Transport Co., Ltd.	7,800	122,516
Koshidaka Holdings Co., Ltd.	6,000	81,135
Kotobuki Spirits Co., Ltd.	2,000	85,451
K’s Holdings Corp.	35,000	369,070
Kumagai Gumi Co., Ltd.	2,900	91,842
Kumiai Chemical Industry Co., Ltd.	3,300	21,106
Kura Corp.	3,900	245,307
Kurabo Industries Ltd.	7,500	191,605
Kureha Corp.	700	49,024
Kusuri no Aoki Holdings Co., Ltd.	2,600	192,397
KYB Corp.	100	2,490

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Kyodo Printing Co., Ltd.	800	$18,683
Kyoei Steel Ltd.	700	13,566
Kyokuto Kaihatsu Kogyo Co., Ltd.	12,300	178,354
Kyokuto Securities Co., Ltd.	600	6,935
KYORIN Holdings, Inc.	6,600	158,612
Kyowa Exeo Corp.	7,000	176,364
Kyudenko Corp.	600	23,336
Lasertec Corp.	700	22,539
Leopalace21 Corp.	42,300	183,711
Life Corp.	10,500	250,487
Lifull Co., Ltd.	7,600	60,055
Link And Motivation, Inc.	5,100	46,770
Lintec Corp.	10,300	233,194
Lixil Viva Corp.	9,700	152,018
Macnica Fuji Electronics Holdings, Inc.	13,400	206,817
Maeda Corp.	17,200	180,614
Maeda Kosen Co., Ltd.	5,100	117,082
Maeda Road Construction Co., Ltd.	10,600	208,237
Makino Milling Machine Co., Ltd.	1,900	77,078
Mandom Corp.	4,300	126,142
Mani, Inc.	1,700	79,972
Mars Group Holdings Corp.	2,400	49,558
Marudai Food Co., Ltd.	9,100	162,015
Maruha Nichiro Corp.	5,300	191,662
Marusan Securities Co., Ltd.	10,700	84,269
Maruwa Co., Ltd.	1,600	90,490
Maruwa Unyu Kikan Co Ltd.	1,900	56,156
Maruzen Showa Unyu Co., Ltd.	2,600	71,347
Marvelous, Inc. (a)	9,200	74,320
Matsuda Sangyo Co., Ltd.	10,800	141,951
Matsumotokiyoshi Holdings Co., Ltd.	9,700	360,177
Matsuya Co., Ltd.	11,700	145,741
Matsuya Foods Co., Ltd.	5,500	188,720
Max Co., Ltd.	12,700	166,924
MCJ Co., Ltd.	27,900	196,380
Medical Data Vision Co Ltd. (b)	2,700	24,404
Megmilk Snow Brand Co., Ltd.	9,300	258,891
Meidensha Corp.	500	7,074
Meiko Network Japan Co., Ltd.	7,500	68,647
Meitec Corp.	2,700	121,781
Melco Holdings, Inc.	3,600	123,367
Menicon Co., Ltd.	4,300	113,376
Metawater Co., Ltd.	2,700	75,757
Micronics Japan Co., Ltd.	8,300	71,729
Milbon Co., Ltd.	2,300	99,687
Ministop Co., Ltd.	13,300	242,766
Miraca Holdings, Inc.	900	20,812
Mirait Holdings Corp.	10,500	153,918
Misawa Homes Co., Ltd.	13,600	99,560
Mitsuba Corp.	2,100	13,819
Mitsubishi Logisnext Co Ltd.	11,500	132,714
Mitsubishi Research Institute, Inc.	5,100	173,422
Mitsubishi Shokuhin Co., Ltd.	13,100	353,711
Mitsubishi Steel Manufacturing Co., Ltd.	1,600	28,599
Mitsuboshi Belting Ltd.	3,000	65,040
Mitsui E&S Holdings Co Ltd.	3,500	37,955
Mitsui Mining & Smelting Co., Ltd.	200	4,569

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Mitsui Sugar Co., Ltd.	3,900	$103,757
Mitsui-Soko Holdings Co., Ltd.	1,200	21,195
Miura Co., Ltd.	4,300	114,588
Mixi, Inc.	15,600	367,754
Miyazaki Bank Ltd.	100	2,894
Mizuno Corp.	7,600	172,869
Mochida Pharmaceutical Co., Ltd.	1,400	127,155
Modec, Inc.	2,200	54,750
Monogatari Corp/The	1,300	126,776
Morinaga & Co., Ltd.	4,000	175,836
Morinaga Milk Industry Co., Ltd.	3,400	99,590
Morita Holdings Corp.	1,700	33,516
MOS Food Services, Inc.	4,800	129,604
MTI Ltd.	600	3,177
Musashi Seimitsu Industry Co., Ltd.	200	3,164
Nachi-Fujikoshi Corp.	100	4,273
Nagaileben Co., Ltd.	100	2,445
Nagase & Co., Ltd.	12,700	189,859
Nagatanien Holdings Co., Ltd.	900	22,097
Nakanishi, Inc.	4,300	81,216
Nakayama Steel Works Ltd.	10,500	54,112
NEC Networks & System Integration Corp.	9,000	200,432
NET One Systems Co., Ltd.	13,800	285,324
Neturen Co., Ltd.	5,500	49,615
Nextage Co Ltd. (a)	7,600	80,275
NHK Spring Co., Ltd.	10,100	89,865
Nichiden Corp.	8,700	140,101
Nichiha Corp.	4,500	123,089
NichiiGakkan Co., Ltd.	14,200	143,232
Nichi-iko Pharmaceutical Co Ltd.	2,100	32,264
Nichirei Corp.	3,800	107,290
Nifco, Inc.	2,700	68,859
Nihon Chouzai Co., Ltd.	5,000	161,653
Nihon Kohden Corp.	6,000	195,305
Nihon M&A Center, Inc.	2,300	53,633
Nihon Nohyaku Co Ltd.	4,800	23,595
Nihon Parkerizing Co., Ltd.	3,700	48,468
Nihon Trim Co., Ltd.	1,300	71,004
Nihon Unisys Ltd.	18,600	474,360
Nippo Corp.	12,200	207,964
Nippon Beet Sugar Manufacturing Co., Ltd.	5,600	97,037
Nippon Ceramic Co., Ltd.	1,400	35,273
Nippon Chemi-Con Corp.	200	4,128
Nippon Densetsu Kogyo Co., Ltd.	4,700	102,765
Nippon Flour Mills Co., Ltd.	14,600	249,132
Nippon Gas Co., Ltd.	2,500	88,975
Nippon Kanzai Co., Ltd.	10,700	196,911
Nippon Kayaku Co., Ltd.	5,800	76,386
Nippon Light Metal Holdings Co., Ltd.	45,600	102,034
Nippon Parking Development Co Ltd.	3,800	5,356
Nippon Seiki Co., Ltd.	10,100	197,525
Nippon Shinyaku Co., Ltd.	900	61,525
Nippon Shokubai Co., Ltd.	200	13,337
Nippon Signal Co., Ltd.	5,100	45,467
Nippon Soda Co., Ltd.	2,600	62,025
Nippon Steel & Sumikin Bussan Corp.	2,900	130,802
Nippon Suisan Kaisha Ltd.	40,700	245,960

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Nishimatsu Construction Co., Ltd.	1,300	$29,982
Nishimatsuya Chain Co., Ltd.	25,800	226,601
Nishimoto Co Ltd.	4,600	209,911
Nishio Rent All Co., Ltd.	600	21,909
Nissan Shatai Co., Ltd.	8,100	67,289
Nisshinbo Holdings, Inc.	11,700	106,471
Nissin Corp.	6,600	113,726
Nissin Electric Co., Ltd.	11,100	92,993
Nissin Kogyo Co., Ltd.	11,400	151,043
Nitta Corp.	1,800	62,001
Nittetsu Mining Co., Ltd.	3,900	191,023
Nitto Kogyo Corp.	9,400	159,655
Nitto Kohki Co., Ltd.	5,200	114,980
Nittoku Engineering Co., Ltd. (a)	1,000	22,041
Noevir Holdings Co., Ltd.	2,200	102,524
NOF Corp.	4,200	138,748
Nohmi Bosai Ltd.	6,900	137,009
Nojima Corp.	13,000	298,331
Nomura Co., Ltd.	5,900	158,265
Noritake Co., Ltd.	1,100	54,557
Noritz Corp.	12,900	191,827
NS Solutions Corp.	7,700	220,116
NS United Kaiun Kaisha Ltd.	7,700	207,567
NSD Co., Ltd.	6,400	134,861
NTN Corp.	5,000	16,782
Obara Group, Inc.	100	4,281
OBIC Business Consultants Co Ltd.	100	8,757
Ohsho Food Service Corp.	1,700	118,760
Oiles Corp.	5,300	93,240
Okabe Co., Ltd.	8,400	73,259
Okamura Corp.	12,600	181,705
Oki Electric Industry Co., Ltd.	9,700	128,177
OKUMA Corp.	2,600	129,410
Okumura Corp.	3,300	110,034
Okuwa Co., Ltd.	11,300	124,234
Onward Holdings Co., Ltd.	35,100	209,335
Open Door, Inc. (b)	1,300	38,079
Optex Group Co., Ltd.	2,200	44,653
Organo Corp.	4,400	121,711
Osaka Soda Co., Ltd.	2,600	60,857
Osaki Electric Co., Ltd.	23,500	168,308
OSG Corp.	5,000	100,383
OSJB Holdings Corp.	32,000	95,283
Oyo Corp.	17,400	205,094
Pacific Industrial Co., Ltd.	2,000	30,005
PAL Group Holdings Co., Ltd.	6,600	179,078
PALTAC Corp.	1,900	101,766
Paramount Bed Holdings Co., Ltd.	2,300	97,155
Pasona Group, Inc.	18,200	223,983
PC Depot Corp.	30,400	148,365
Penta-Ocean Construction Co., Ltd.	12,000	75,690
Pepper Food Service Co., Ltd. (a)	1,500	54,178
PIA Corp.	3,100	139,550
Pilot Corp.	1,600	82,738
Piolax, Inc.	4,100	100,410
Pioneer Corp. (b)	100	81
Plenus Co., Ltd. (a)	12,300	215,086

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Press Kogyo Co., Ltd.	23,400	$126,364
Prestige International, Inc.	5,000	63,472
Prima Meat Packers Ltd.	5,000	94,965
Proto Corp.	12,100	166,606
Qol Holdings Co Ltd.	6,600	118,028
Raito Kogyo Co., Ltd.	13,100	178,298
Rakus Co Ltd.	3,200	59,143
Relia, Inc.	23,900	223,388
Relo Group, Inc.	3,100	85,205
Rengo Co., Ltd.	1,400	11,877
Resorttrust, Inc.	700	11,513
Retail Partners Co Ltd.	1,500	17,998
Right On Co., Ltd.	3,000	24,948
Riken Corp.	2,800	139,611
Riken Keiki Co., Ltd.	2,400	50,235
Riken Vitamin Co., Ltd.	1,300	44,320
Ringer Hut Co., Ltd.	4,800	104,740
Riso Kagaku Corp.	8,900	151,946
Rock Field Co., Ltd.	11,600	172,393
Rohto Pharmaceutical Co., Ltd.	6,100	192,648
Rokko Butter Co., Ltd.	100	2,099
Roland DG Corp.	6,200	134,416
Royal Holdings Co., Ltd.	8,100	204,007
Ryobi Ltd.	1,800	49,077
Ryosan Co., Ltd.	2,700	78,730
Ryoyo Electro Corp.	7,700	121,963
S Foods, Inc.	5,700	246,298
S.T. Corp.	5,400	103,800
Sac’s Bar Holdings, Inc.	24,400	241,603
Saint Marc Holdings Co., Ltd.	7,900	193,055
Saizeriya Co., Ltd.	11,700	223,662
Sakai Chemical Industry Co., Ltd.	5,500	134,599
Sakai Moving Service Co., Ltd.	1,800	101,960
Sakata INX Corp.	4,400	52,444
Sakata Seed Corp.	2,100	72,057
San ju San Financial Group, Inc.	1,700	28,739
San-A Co., Ltd.	4,400	184,698
San-Ai Oil Co., Ltd.	23,000	262,996
Sangetsu Corp.	6,900	132,025
Sanki Engineering Co., Ltd.	6,800	73,143
Sankyo Tateyama, Inc.	2,300	26,685
Sankyu, Inc.	3,400	159,345
Sanrio Co., Ltd.	4,600	95,068
Sanshin Electronics Co Ltd.	3,600	64,030
Sanwa Holdings Corp.	7,700	93,473
Sanyo Chemical Industries Ltd.	1,200	59,411
Sanyo Denki Co., Ltd.	1,200	46,091
Sapporo Holdings Ltd.	8,100	184,456
Sato Holdings Corp.	4,900	129,282
Sawai Pharmaceutical Co., Ltd.	1,800	95,142
SCSK Corp.	5,300	210,338
Seiko Holdings Corp.	2,500	55,499
Seino Holdings Co., Ltd.	19,600	290,940
Seiren Co., Ltd.	5,200	86,945
Sekisui Jushi Corp.	6,000	118,187
Sekisui Plastics Co., Ltd.	8,000	76,184
Senko Group Holdings Co., Ltd.	6,500	50,619

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Senshu Ikeda Holdings, Inc.	3,300	$9,826
Senshukai Co., Ltd. (b)	3,500	9,805
Seria Co., Ltd.	4,100	174,272
Shibuya Corp.	1,100	40,070
SHIFT, Inc. (b)	900	32,546
Shikoku Bank Ltd.	400	4,930
Shikoku Chemicals Corp.	4,200	46,101
Shikoku Electric Power Co., Inc.	300	3,607
Shimachu Co., Ltd.	9,700	261,908
Shindengen Eletric Mfg. Co., Ltd.	100	4,118
Shin-Etsu Polymer Co., Ltd.	18,700	136,731
Shinko Electric Industries Co., Ltd.	13,800	97,621
Shinko Plantech Co., Ltd.	14,300	145,375
Shinmaywa Industries Ltd.	17,300	232,719
Shinnihon Corp.	20,600	219,583
Ship Healthcare Holdings, Inc.	4,600	173,034
Shizuoka Gas Co., Ltd.	30,800	265,089
Shoei Co Ltd.	900	35,163
Shoei Foods Corp. (a)	2,300	98,066
Showa Corp.	12,300	164,484
Showa Denko K.K.	5,600	224,464
Showa Sangyo Co., Ltd.	6,700	167,448
Siix Corp.	3,300	52,560
Sinanen Holdings Co., Ltd.	6,900	167,098
Sinko Industries Ltd.	3,600	52,328
Sintokogio Ltd.	8,700	75,109
SKY Perfect JSAT Holdings, Inc.	800	3,855
Skylark Co., Ltd.	26,100	427,662
SMS Co Ltd.	900	14,826
Sodick Co., Ltd.	200	1,476
Sogo Medical Holdings Co Ltd.	2,400	56,345
Sojitz Corp.	16,300	57,725
Solasto Corp.	2,700	34,156
Square Enix Holdings Co., Ltd.	4,100	133,639
Star Micronics Co., Ltd.	1,600	23,849
Starzen Co., Ltd.	2,100	81,214
Studio Alice Co., Ltd.	7,100	162,497
Sugi Holdings Co., Ltd.	8,000	376,338
Sumitomo Bakelite Co., Ltd.	4,600	166,956
Sumitomo Densetsu Co., Ltd.	10,000	183,148
Sumitomo Mitsui Construction Co., Ltd.	28,760	178,618
Sumitomo Riko Co., Ltd.	9,800	96,001
Sumitomo Seika Chemicals Co., Ltd.	2,600	110,400
Sumitomo Warehouse Co., Ltd.	500	6,418
Sushiro Global Holdings Ltd.	3,400	186,301
Systena Corp.	10,000	128,705
T Hasegawa Co Ltd.	4,500	62,159
Tachi-S Co., Ltd.	9,600	135,228
Tadano Ltd.	5,700	68,341
Taihei Dengyo Kaisha Ltd.	1,800	44,241
Taiho Kogyo Co., Ltd.	4,700	46,166
Taikisha Ltd.	7,200	202,334
Taiyo Yuden Co., Ltd.	2,200	41,727
Takamatsu Construction Group Co., Ltd.	7,800	199,200
Takara Holdings, Inc.	21,500	274,065
Takara Standard Co., Ltd.	13,100	205,187
Takasago International Corp.	100	3,427

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Takasago Thermal Engineering Co., Ltd.	7,400	$132,791
Takeuchi Manufacturing Co., Ltd.	3,100	62,401
Takuma Co., Ltd.	16,200	227,626
Tamron Co., Ltd.	12,800	206,126
Tamura Corp.	4,900	28,317
Tanseisha Co., Ltd.	5,600	63,639
Tateru, Inc. (a)	19,300	66,988
Tatsuta Electric Wire and Cable Co., Ltd.	19,000	89,882
Tayca Corp.	3,000	53,914
TechnoPro Holdings, Inc.	2,100	105,079
TEIKOKU SEN-I Co., Ltd.	1,900	41,075
Tekken Corp.	1,100	29,265
Tenma Corp.	7,600	139,728
T-Gaia Corp.	15,900	339,249
The Japan Steel Works Ltd.	1,900	34,714
The Japan Wool Textile Co., Ltd.	4,900	39,670
The Nippon Road Co., Ltd.	900	48,919
The Nisshin Oillio Group Ltd.	4,900	151,945
The Oita Bank Ltd.	1,100	37,017
The Pack Corp.	4,900	139,427
TIS, Inc.	4,700	216,958
TKC Corp.	4,000	143,770
Toa Corp.	3,000	41,651
Toagosei Co., Ltd.	14,100	154,272
Tocalo Co., Ltd.	2,400	20,931
Tochigi Bank Ltd.	2,000	5,198
Toda Corp.	10,000	67,304
Toei Animation Co., Ltd.	300	9,567
TOEI Co., Ltd.	500	60,785
Toenec Corp.	1,000	27,662
Toho Holdings Co., Ltd.	7,900	209,827
Toho Zinc Co., Ltd.	200	6,748
Tokai Carbon Co., Ltd. (a)	4,600	63,865
Tokai Corp.	6,400	157,470
Tokai Holdings Corp.	8,900	78,717
Tokai Rika Co., Ltd.	12,200	224,085
Tokuyama Corp.	4,400	120,548
Tokyo Base Co., Ltd. (b)	900	5,518
Tokyo Broadcasting System Holdings, Inc.	10,000	187,288
Tokyo Ohka Kogyo Co., Ltd.	1,500	47,769
Tokyo Seimitsu Co., Ltd.	5,200	154,834
Tokyo Steel Manufacturing Co., Ltd.	5,900	50,832
Tokyu Construction Co., Ltd.	19,900	200,727
Tomy Co., Ltd.	10,100	125,989
Tonami Holdings Co Ltd.	200	11,488
Toppan Forms Co., Ltd.	27,600	253,108
Topre Corp.	3,400	69,249
Topy Industries Ltd.	800	18,873
Toridoll Holdings Corp.	100	1,949
Torii Pharmaceutical Co., Ltd.	7,800	180,716
Tosei Corp.	700	6,345
Toshiba Machine Co., Ltd.	3,400	59,425
Toshiba Plant Systems & Services Corp.	9,700	212,175
Toshiba TEC Corp.	10,900	294,309
Tosho Printing Co., Ltd.	4,900	35,828
Totetsu Kogyo Co., Ltd.	2,500	73,559
Toyo Construction Co., Ltd.	3,600	13,415

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Toyo Corp.	200	$1,600
Toyo Ink SC Holdings Co., Ltd.	3,400	84,075
Toyo Kanetsu K.K.	1,600	34,025
Toyo Tanso Co., Ltd.	3,400	81,979
Toyo Tire & Rubber Co., Ltd.	2,800	44,227
Toyota Boshoku Corp.	9,300	143,291
TPR Co., Ltd.	5,700	135,527
Trancom Co., Ltd.	3,200	183,800
Transcosmos, Inc.	9,600	221,913
Trusco Nakayama Corp.	4,600	130,688
Trust Tech, Inc.	1,900	54,565
TS Tech Co., Ltd.	16,200	469,524
TSI Holdings Co., Ltd.	20,800	137,976
Tsubakimoto Chain Co.	2,200	82,271
Tsugami Corp.	6,300	47,285
Tsukishima Kikai Co., Ltd.	5,800	67,956
Tsukui Corp.	7,000	62,961
Tsurumi Manufacturing Co., Ltd.	3,900	68,301
Tsutsumi Jewelry Co., Ltd.	1,800	34,473
TV Asahi Holdings Corp.	12,800	257,658
Ube Industries Ltd.	1,800	41,022
UKC Holdings Corp.	6,900	148,072
Ulvac, Inc.	300	11,021
Union Tool Co.	200	6,396
Unipres Corp.	12,300	231,665
United Arrows Ltd.	3,200	107,827
United Super Markets Holdings, Inc.	37,100	431,087
United, Inc.	300	5,537
Unitika Ltd. (b)	500	2,414
Ushio, Inc.	12,000	134,467
UT Group Co., Ltd. (b)	2,100	48,765
Valor Holdings Co., Ltd.	13,200	340,480
Valqua Ltd.	3,400	82,458
Vector, Inc.	200	3,242
Vital KSK Holdings, Inc.	20,800	222,082
VT Holdings Co., Ltd.	1,700	7,024
Wacoal Holdings Corp.	10,900	297,190
Wacom Co., Ltd.	35,500	179,509
Wakita & Co., Ltd.	8,400	96,569
Warabeya Nichiyo Holdings Co., Ltd.	11,800	203,432
Watami Co., Ltd. (a)	15,900	199,179
WDB Holdings Co Ltd.	3,900	98,879
World Holdings Co.	5,300	127,743
Wowow, Inc.	3,500	102,365
Xebio Holdings Co., Ltd.	14,800	192,049
Yahagi Construction Co., Ltd.	7,200	48,459
YAMABIKO Corp.	9,600	109,772
YAMADA Consulting Group Co Ltd.	400	7,735
YA-MAN Ltd.	3,900	64,281
Yamato Kogyo Co., Ltd.	8,300	217,014
Yamazen Corp.	26,300	278,720
Yaoko Co., Ltd.	5,400	323,006
Yellow Hat Ltd.	8,200	215,483
Yodogawa Steel Works Ltd.	3,900	83,452
Yokogawa Bridge Holdings Corp.	5,500	90,120
Yondoshi Holdings, Inc.	4,300	93,375
Yonex Co., Ltd. (a)	11,200	67,882

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 34.3% (continued)
Yoshinoya Holdings Co., Ltd.	14,200	$243,807
Yuasa Trading Co., Ltd.	5,800	194,415
Yume No Machi Souzou Iinkai Co., Ltd.	2,100	45,472
Yumeshin Holdings Co., Ltd.	2,300	18,175
Yurtec Corp.	15,800	130,281
Yushin Precision Equipment Co., Ltd.	4,400	45,506
Zenkoku Hosho Co., Ltd.	100	3,418
ZENRIN Co., Ltd.	1,950	48,391
Zensho Holdings Co., Ltd.	13,000	323,640
Zeon Corp.	15,700	159,607
ZERIA Pharmaceutical Co., Ltd.	3,900	72,286
ZIGExN Co., Ltd.	200	1,179
Zojirushi Corp. (a)	18,200	187,748

		82,280,921

Luxembourg - 0.3%
Aperam, S.A.	12,352	348,056
eDreams ODIGEO SA (b)	25,008	92,721
Intelsat SA (a)(b)	10,826	269,243
Senvion, S.A. (b)	2,327	9,616

		719,636

Malta - 0.3%
Kindred Group Plc	76,578	746,462

Netherlands - 3.2%
Aalberts Industries N.V.	11,565	405,353
Accell Group N.V.	521	10,959
Arcadis N.V.	25,556	322,014
ASR Nederland N.V.	28,838	1,243,876
Brunel International N.V.	19,389	241,454
Constellium NV (b)	9,555	80,166
Corbion N.V.	3,176	91,831
ForFarmers N.V.	54,111	530,506
Gemalto N.V. (b)	6,735	385,506
IMCD N.V.	1,385	91,569
InterXion Holding N.V. (b)	800	49,816
Kendrion N.V.	4,009	103,026
Koninklijke Volkerwessels NV	10,086	167,737
LyondellBasell Industries N.V. (e)	18,081	1,687,138
PostNL N.V.	46	135
Rhi Magnesita N.V.	4,818	222,325
SBM Offshore N.V.	8,579	130,194
SIF Holding N.V.	3,737	54,914
Signify NV (c) (Cost: $982,155; Original Acquisition Date: 05/12/2017)	35,129	934,191
Takeaway.com NV (b)(c) (Cost: $162,586; Original Acquisition Date: 09/28/2018)	2,629	139,440
TKH Group N.V.	5,105	258,917
TomTom N.V. (b)	31,364	284,059
Wessanen	19,079	200,875

		7,636,001

Norway - 1.7%
Aker ASA	329	18,757
Aker BP ASA	4,799	136,016
Aker Solutions ASA (b)	21,043	105,890
Atea ASA	29,427	410,855

	SHARES	FAIR VALUE
Norway - 1.7% (continued)
Austevoll Seafood ASA	47,295	$652,622
B2Holding ASA	17,443	28,210
Europris ASA (c) (Cost: $321,489; Original Acquisition Date: 05/26/2017)	113,051	311,734
Grieg Seafood ASA	14,655	192,675
Kongsberg Automotive ASA (b)	114,385	120,176
Kvaerner ASA (b)	23,862	34,426
Leroy Seafood Group ASA	55,237	469,924
Nordic Semiconductor ASA (b)	3,001	13,338
Norway Royal Salmon ASA	6,895	158,520
Petroleum Geo-Services ASA (b)	39,740	84,937
Salmar ASA	10,080	568,337
Stolt-Nielsen Ltd.	1,340	16,152
Storebrand ASA	3,360	26,341
TGS-Nopec Geophysical Co. ASA	15,572	435,371
Wallenius Wilhelmsen ASA (b)	5,500	20,573
XXL ASA (c) (Cost: $174,886; Original Acquisition Date: 09/20/2018)	34,918	176,726

		3,981,580

Portugal - 0.5%
Altri, SGPS, S.A.	14,181	103,069
Banco Comercial Portugues, S.A. - Class R (b)	189,768	53,301
Corticeira Amorim SGPS, S.A.	2,954	31,269
CTT-Correios de Portugal, S.A.	1,583	6,423
Mota-Engil SGPS, S.A. (b)	124,417	239,732
Nos SGPS, S.A.	61,390	381,207
REN Redes Energeticas Nacionais SGPS, S.A.	3,921	10,689
Semapa-Sociedade de Investimento e Gestao	11,024	174,225
Sonae SGPS, S.A.	111,173	105,344
The Navigator Company, S.A.	5,994	25,135

		1,130,394

Singapore - 0.5%
Best World International Ltd.	280,600	480,655
Bumitama Agri Ltd.	85,800	40,652
China Aviation Oil Singapore Corp. Ltd.	90,900	82,161
First Resources Ltd.	75,900	89,626
Indofood Agri Resources Ltd.	73,800	10,759
M1 Ltd.	123,500	189,044
NetLink NBN Trust	100	56
Sheng Siong Group Ltd.	170,400	134,144
SIA Engineering Co Ltd.	15,600	28,314
Silverlake Axis Ltd.	29,900	9,154
Singapore Post Ltd.	31,800	22,948

		1,087,513

Spain - 3.2%
Acerinox S.A.	47,621	474,210
Applus Services, S.A.	19,510	234,347
Atresmedia Corp de Medios de Comunicacion S.A. (a)	23,529	132,494
Cia de Distribucion Integral Logista Holdings S.A.	4,072	101,695
CIE Automotive, S.A.	5,188	130,389

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Spain - 3.2% (continued)
Construcciones y Auxiliar de Ferrocarriles, S.A.	17,553	$687,566
Corp Financiera Alba, S.A.	238	10,791
Distribuidora Internacional de Alimentacion S.A. (a)	109,366	81,940
Ebro Foods, S.A.	20,891	426,424
Ence Energia y Celulosa, S.A.	19,982	126,003
Ercros S.A.	47,234	195,607
Faes Farma, S.A.	71,542	282,666
Fomento de Construcciones y Contratas, S.p.A. (b)	51,747	725,258
Global Dominion Access, S.A. (b)(c) (Cost: $180,865; Original Acquisition Date: 05/09/2017)	33,684	176,369
Grupo Catalana Occidente, S.A.	13,962	554,016
Liberbank, S.A. (b)	315,832	149,601
Mediaset Espana Comunicacion, S.A.	130,812	910,772
Melia Hotels International, S.A.	1,138	11,382
Metrovacesa S.A. (b)(c) (Cost: $7,414; Original Acquisition Date: 09/28/2018)	555	7,037
Miquel y Costas & Miquel, S.A.	4,423	88,629
NH Hotel Group, S.A.	38,939	202,958
Obrascon Huarte Lain, S.A.	1	1
Papeles y Cartones de Europa, S.A.	17,547	333,733
Promotora de Informaciones, S.A. - Class A (b)	46,117	96,065
Prosegur Cia de Seguridad S.A.	44,124	229,484
Sacyr, S.A.	22,496	52,158
Talgo S.A. (b)(c) (Cost: $175,524; Original Acquisition Date: 09/20/2018)	34,611	197,092
Tecnicas Reunidas, S.A.	9,595	252,989
Telepizza Group S.A. (c) (Cost: $67,509; Original Acquisition Date: 01/19/2018)	11,022	53,469
Tubacex, S.A. (b)	2,032	6,890
Unicaja Banco S.A. (c) (Cost: $480,461; Original Acquisition Date: 09/20/2018)	340,426	410,449
Viscofan, S.A.	5,624	320,895
Zardoya Otis, S.A.	1,073	7,653

		7,671,032

Sweden - 3.7%
AAK AB	21,144	306,813
AcadeMedia AB (b)(c) (Cost: $147,281; Original Acquisition Date: 05/10/2017)	24,759	121,026
Axfood AB	72,488	1,259,671
B&B Tools AB - B Shares	10,843	107,791
Betsson AB (b)	35,431	286,020
Bilia AB	49,271	468,969
BillerudKorsnas AB	500	6,679
BioGaia AB - B Shares	1,103	41,316
Biotage AB	3,381	43,081
Bossard Holding AG	438	68,393
Bravida Holding AB (c) (Cost: $243,849; Original Acquisition Date: 05/30/2017)	34,123	244,200
Bufab AB	267	2,681
Camurus AB (b)	895	9,635
Clas Ohlson AB - B Shares (a)	36,320	313,783
Cloetta AB	7,520	21,527

	SHARES	FAIR VALUE
Sweden - 3.7% (continued)
Dometic Group AB (c) (Cost: $91,169; Original Acquisition Date: 05/30/2017)	11,367	$81,285
Dustin Group AB (c) (Cost: $217,274; Original Acquisition Date: 05/10/2017)	25,439	226,903
Elekta AB	1,850	22,282
Fortnox AB	2,898	25,467
Getinge AB - B Shares	28,090	290,044
Granges AB	44,518	451,359
Gunnebo AB	4,211	11,472
Haldex AB	1,984	15,669
Hexpol AB	14,870	131,326
Holmen AB	18,015	379,469
Indutrade AB	4,955	119,743
KappAhl AB	8,251	21,752
LeoVegas AB (c) (Cost: $62,874; Original Acquisition Date: 06/21/2017)	9,980	43,544
Lindab International AB	6,029	44,901
Mekonomen AB	14,684	152,749
Modern Times Group MTG AB	5,179	175,674
Momentum Group AB	1,782	16,149
Mycronic AB (a)	9,540	117,368
New Wave Group AB	29,522	165,062
Nobia AB	58,789	353,561
Nobina AB (c) (Cost: $234,899; Original Acquisition Date: 05/10/2017)	36,993	237,107
Nolato AB	5,991	259,945
Paradox Interactive AB	4,768	68,192
Peab AB	2,713	21,964
Radisson Hospitality AB (b)	20,468	82,401
Ratos AB - B Shares	153,791	418,617
RaySearch Laboratories AB (b)	1,250	14,555
SAS AB (b)	73,369	180,045
Scandi Standard AB	9,374	60,134
Scandic Hotels Group AB (c) (Cost: $15,686; Original Acquisition Date: 05/10/2017)	1,318	11,879
SSAB AB - B Shares	154,456	447,743
Svenska Cellulosa AB SCA	112,297	903,197
Sweco AB	2,919	63,647
Tele2 AB	1,268	15,858
Thule Group AB (c) (Cost: $9,331; Original Acquisition Date: 08/24/2017)	485	9,067
Vitrolife AB	542	9,228
Volati AB (a)	4,741	19,738

		8,970,681

Switzerland - 3.2%
ALSO Holding AG	1,671	186,661
APG SGA, S.A.	173	57,317
Aryzta AG (b)	2,258	3,024
Ascom Holding AG	782	11,397
Autoneum Holding AG	1	196
Banque Cantonale Vaudoise	29	22,119
Bell Food Group AG	129	40,867
BKW AG	2,562	174,125
Bobst Group, S.A.	313	23,294
Bucher Industries AG	1,110	302,207
Burkhalter Holding AG	279	22,118

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Switzerland - 3.2% (continued)
Cembra Money Bank AG	46	$3,833
Comet Holding AG	128	11,018
dormakaba Holding AG	317	226,395
EDAG Engineering Group AG	4,669	92,819
EFG International AG	1,717	11,755
Emmi AG	730	554,597
Feintool International Holding AG	130	10,891
Flughafen Zurich AG	31	5,064
Galenica AG (c) (Cost: $544,378; Original Acquisition Date: 09/25/2018)	10,088	468,730
GAM Holding AG	33,012	173,478
Georg Fischer AG	299	232,544
Gurit Holding AG	80	79,035
Helvetia Holding AG	420	259,807
Huber + Suhner AG	2,342	165,737
Implenia AG	6,394	326,724
Inficon Holding AG	194	91,810
Interroll Holding AG	61	107,951
Kardex AG	912	108,266
Komax Holding AG	88	22,690
Kudelski, S.A.	2,600	17,619
Landis+Gyr Group AG	2,368	147,074
Logitech International, S.A.	13,021	437,661
Meier Tobler Group AG (a)	742	12,611
Mobilezone Holding AG	25,077	290,166
OC Oerlikon Corp. AG	1,652	19,363
Oriflame Holding AG	22,714	570,866
Orior AG	2,553	212,356
Panalpina Welttransport Holding AG	5,755	810,498
Rieter Holding AG (a)	124	16,768
Schmolz + Bickenbach AG (b)	53,310	31,750
Schweiter Technologies AG	20	19,639
SFS Group AG	113	10,954
Siegfried Holding AG	129	45,968
St Galler Kantonalbank AG	100	48,997
Sunrise Communications Group AG (c) (Cost: $160,259; Original Acquisition Date: 05/30/2017)	1,944	170,164
Swissquote Group Holding, S.A.	386	18,410
Tecan Group AG	794	163,084
u-blox Holding AG	42	3,935
Valiant Holding AG	157	17,349
Valora Holding AG	1,975	474,451
Vontobel Holding AG	1,879	108,051
Zehnder Group AG	3,411	125,644
Zur Rose Group AG (b)	364	32,682

		7,602,529

United Kingdom - 0.3%
Dialog Semiconductor PLC (b)	27,161	705,385
Torm PLC (b)	1,000	7,228

		712,613

United States - 14.9%
Adobe, Inc. (b)(e)	4,572	1,147,069
Alphabet, Inc. - Class C (b)	591	646,808
Amazon.com, Inc. (b)	348	588,179
Amphenol Corp.	30,000	2,638,200

	SHARES	FAIR VALUE
United States - 14.9% (continued)
B Communications Ltd. (b)	225	$2,018
Bemis Co., Inc.	5,511	268,716
Brunswick Corp.	5,118	271,459
Cellcom Israel Ltd. (b)	13,763	98,673
CenterPoint Energy, Inc. (a)	31,175	873,212
Ciena Corp. (b)	11,220	365,996
Colgate-Palmolive Co. (e)	33,462	2,125,506
Conagra Brands, Inc. (a)	7,895	255,324
Dell Technologies, Inc. - Class V (a)(b)	19,307	2,036,502
Esterline Technologies Corp. (b)	2,756	327,220
Express Scripts Holding Co. (b)(e)	22,108	2,243,299
Facebook, Inc. (b)(e)	11,054	1,554,303
General Electric Co. (e)	255,889	1,919,167
Gilat Satellite Networks Ltd. (b)	2,393	22,729
Hanover Insurance Group, Inc.	2,362	270,945
Hewlett Packard Enterprise Co.	19,881	298,215
HollyFrontier Corp. (e)	70,000	4,372,900
Illinois Tool Works, Inc.	3,149	437,868
Integrated Device Technology, Inc. (b)	22,046	1,056,885
Intuit, Inc. (e)	5,876	1,260,578
IQVIA Holdings, Inc. (a)(b)(e)	7,834	979,798
Kenon Holdings Ltd.	7,582	128,251
MasterCard, Inc.	7,803	1,568,949
Mettler-Toledo International, Inc. (a)(b)	591	376,266
Owens Corning	8,267	431,124
Palo Alto Networks, Inc. (b)	5,118	885,158
Pfizer, Inc. (a)(e)	15,588	720,633
SLM Corp. (a)(b)	48,920	502,408
Twenty-First Century Fox, Inc. - Class B (e)	44,422	2,178,011
United Technologies Corp.	3,620	441,065
Valero Energy Corp.	7,794	622,741
Verizon Communications, Inc. (e)	15,747	949,544
Viacom, Inc. - Class B	27,203	839,485

		35,705,204

Virgin Islands (UK) - 0.2%
Michael Kors Holdings Ltd. (b)	9,197	402,369

TOTAL COMMON STOCKS (Cost $222,993,787)		217,322,626

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Biotest AG - Vorzugsaktien	681	17,964
Draegerwerk AG & Co. KGaA	5,817	316,892
Sartorius AG	606	76,907

TOTAL PREFERRED STOCKS (Cost $404,168)		411,763

REAL ESTATE INVESTMENT TRUST - 0.3%
Australia - 0.0% (d)
Growthpoint Properties Australia Ltd.	9,859	26,301

United States - 0.3%
Two Harbors Investment Corp.	20,668	297,206
Weyerhaeuser Co.	18,896	499,043

		796,249

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $862,174)		822,550

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
RIGHTS - 0.0% (d)
Australia - 0.0% (d)
Growthpoint Properties Australia Ltd. (f)	558	$77

Spain - 0.0% (d)
Miquel y Costas & Miquel S.A. (f)	4,126	49,607

TOTAL RIGHTS (Cost $55,821)		49,684

SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 3.2%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10% (g)	1,622,202	1,622,202
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.10% (g)	1,622,203	1,622,203
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.11% (g)	1,622,203	1,622,203
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.15% (g)	1,414,322	1,414,322
STIT-Government & Agency Portfolio, 2.13% (g)	1,414,322	1,414,322

		7,695,252

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.6%
2.159%, 12/06/2018 (h)	$2,345,000	2,344,290
2.054%, 12/11/2018 (h)	3,000,000	2,998,201
2.253%, 01/24/2019 (h)	1,000,000	996,691

		6,339,182

TOTAL SHORT-TERM INVESTMENTS (Cost $14,034,434)		14,034,434

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.2%
BlackRock Liquidity Funds FedFund Portfolio, 2.11% (g)	764,186	$764,186
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.34% (g)	6,877,672	6,877,672

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $7,641,858)		7,641,858

TOTAL INVESTMENTS (Cost $245,992,242) - 100.1%		240,282,915

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(126,667)

TOTAL NET ASSETS - 100.0%		$240,156,248

Percentages are stated as a percent of net assets.

(a)	This security or a portion of this security was out on loan as of November 30, 2018. Total loaned securities had a market value of $7,260,477 as of November 30, 2018.
(b)	Non-income producing security.
(c)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at November 30, 2018 was $6,133,966, which represents 2.6% of net assets.

(d)	Rounds to zero.
(e)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2018.
(f)	Value determined using significant unobservable inputs.
(g)	Rate shown is the 7-day effective yield.
(h)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, December 2018 Settlement	90	$6,574,500	$123,426
British Pound, December 2018 Settlement	398	31,718,113	(1,048,508)
Euro FX, December 2018 Settlement	98	13,869,450	(435,886)
Mini MSCI EAFE Index, December 2018 Settlement	185	16,800,775	44,937

TOTAL FUTURES CONTRACTS PURCHASED		$68,962,838	$(1,316,031)

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
C	888 Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	$123,646	51,214	$(16,471)
B	888 Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	450,469	134,156	(157,479)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	AA PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	$112,272	64,642	$(35,915)
C	AA PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	39,299	29,176	(5,128)
A	Accent Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	260,369	231,005	(41,731)
A	Advanced Medical Solutions	Receive	1-Month LIBOR GBP	6/1/2022	Term	109	30	2
C	Advanced Medical Solutions	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,794	495	50
B	Advanced Medical Solutions	Receive	1-Month LIBOR GBP	6/1/2020	Term	39,818	11,330	2,040
C	Akka Technologies	Receive	1-Month LIBOR EUR	9/20/2021	Term	263,059	4,053	(8,413)
C	Akwel S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	36,289	1,782	(3,608)
B	Akwel S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	237,736	6,094	(124,053)
C	Alfa Financial Software Holding	Receive	1-Month LIBOR GBP	9/20/2021	Term	45,189	25,956	(1,382)
C	Alliance Pharma PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	21,161	24,963	1,013
B	Alten S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	280,309	3,160	11,527
A	Altium Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	15,929	993	467
A	Ansell Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	157,376	9,005	(7,723)
C	AO World PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,165	679	(108)
A	ARB Corp. Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	39,078	2,942	(2,760)
B	Ascential PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	39,603	9,277	5,486
C	Ashmore Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	185,330	40,774	13,269
A	ASOS PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	80	1	(18)
C	ASOS PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	85,257	1,253	(6,221)
B	ASOS PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	193,262	2,463	(40,659)
A	Assystem S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	7,496	189	(1,057)
C	Assystem S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	8,438	274	387
B	Assystem S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	81,380	2,168	(8,678)
A	Atlas Arteria	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	81,400	16,723	141
A	Australian Pharmaceutical Industries Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	299,691	247,400	(28,165)
A	Automotive Groups Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	334,386	168,258	(127,064)
A	Aveva Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,020	41	863
C	Aveva Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	15,622	480	45
B	Aveva Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	102,535	3,894	69,782
C	Bakkavor Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	11,189	5,872	(440)
C	Balfour Beatty PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	30,591	9,198	(1,205)
A	Bapcor Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	199,902	37,823	(30,855)
A	Bellamy’s Australia Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	73,185	12,873	(4,476)
B	Bellway PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	292,541	7,725	(32,613)
C	Bellway PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	291,903	8,066	(21,136)
A	Beneteau	Receive	1-Month LIBOR EUR	6/1/2022	Term	7,273	440	(684)
C	Beneteau	Receive	1-Month LIBOR EUR	9/20/2021	Term	107,242	7,345	1,185
B	Beneteau	Receive	1-Month LIBOR EUR	6/1/2020	Term	442,114	27,331	(36,413)
B	Biffa PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	23,382	8,102	(2,127)
C	Biffa PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	7,785	2,538	(1,247)
A	Blackmores Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	17,277	200	793
B	Bodycote PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	42,613	4,448	1,184
A	Boiron S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	2,221	22	(849)
C	Boiron S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	39,500	618	(2,771)
B	Boiron S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	116,237	1,281	(37,809)
A	Bonduelle SCA	Receive	1-Month LIBOR EUR	6/1/2022	Term	8,322	217	(404)
C	Bonduelle SCA	Receive	1-Month LIBOR EUR	9/20/2021	Term	70,094	2,062	4,371
B	Bonduelle SCA	Receive	1-Month LIBOR EUR	6/1/2020	Term	123,912	3,271	(4,965)
C	Boohoo Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	76,510	27,492	(9,646)
B	Boohoo Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	34,325	13,577	(1,677)
B	Bourbon Corp. S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	2,096	428	(77)
A	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	936	80	40
C	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	275,177	20,763	(41,645)
B	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	241,544	18,429	(21,283)
C	Brewin Dolphin Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	15,360	3,741	113
B	Brewin Dolphin Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	125,300	29,184	(476)
B	Britvic PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	36,090	3,591	3,110
C	Britvic PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	28,065	2,838	2,873
B	BTG PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	81,553	12,137	47,247
C	BTG PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	79,351	11,471	42,590
B	C&C Group PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	13,516	3,504	(530)
B	Card Factory PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	97,205	32,695	(11,870)
C	Card Factory PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	72,003	30,970	6,731
C	Centamin PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	165,835	130,971	8,077

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	Centamin PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	$614,601	348,566	$(132,390)
C	CGG S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	33,977	14,441	(12,267)
A	Cherming Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	64	28	(4)
C	Cherming Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	25,438	10,487	(3,069)
B	Cherming Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	48,334	20,784	(3,634)
A	CMC Markets PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	6,677	4,094	(64)
C	CMC Markets PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	26,310	15,419	(4,005)
B	CMC Markets PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	39,118	24,305	110
B	CME Group, Inc.	Receive	1-Month LIBOR USD	6/1/2020	Term	89,291	2,437	373,754
B	Coface S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	49,242	6,075	9,282
A	Collins Foods Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	25,383	6,628	10,029
A	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	6/1/2022	Term	10,394	365	406
C	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	9/20/2021	Term	25,714	890	230
B	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	6/1/2020	Term	111,440	3,698	(2,178)
C	Compagnie Plastic Omnium S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	36,598	1,327	(1,385)
B	Compagnie Plastic Omnium S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	241,975	6,297	(72,467)
C	Computacenter PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	591,229	36,921	(86,806)
A	Corporate Travel Management	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	75,298	3,462	(17,257)
A	Costain Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	11,539	1,936	(2,088)
C	Costain Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	38,231	7,726	(1,754)
B	Costain Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	119,824	19,957	(22,590)
C	Countryside Properties PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	114,294	29,215	(6,828)
A	CSR Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	347,492	119,246	(74,313)
A	Dart Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	434	55	153
C	Dart Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	4,478	424	29
B	Dart Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	45,998	5,791	15,737
C	De La Rue PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	63,026	10,230	(2,516)
B	Dechra Pharmeceuticals PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	17,269	710	2,393
A	Derichebourg	Receive	1-Month LIBOR EUR	6/1/2022	Term	5,837	817	(2,231)
C	Derichebourg	Receive	1-Month LIBOR EUR	9/20/2021	Term	79,065	17,094	(5,723)
B	Derichebourg	Receive	1-Month LIBOR EUR	6/1/2020	Term	195,031	29,701	(65,594)
A	Devoteam S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	6,279	78	2,053
B	Devoteam S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	68,646	857	22,827
B	DFS Furniture PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	64,156	23,743	1,589
C	DFS Furniture PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	55,302	19,990	(2,012)
B	Dialight PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	39,229	3,097	(26,001)
C	Diploma PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	120,554	7,539	2,818
B	Diploma PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	261,029	18,283	40,032
C	Dixons Carphone PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	340,907	163,738	(4,118)
B	Dixons Carphone PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	338,289	148,760	(22,545)
A	Downer EDI Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	213,828	38,869	(36,435)
C	Drax Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	106,541	21,710	1,576
B	Drax Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	201,953	47,679	41,341
A	Duluxgroup, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	102,087	18,666	(6,830)
C	Dunlem Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	171,312	22,528	(10,329)
B	Dunlem Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	223,284	29,256	(8,819)
C	EI Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	63,790	30,480	7,662
B	EI Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	103,947	57,376	29,163
A	Elders Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	150,845	28,334	(9,265)
B	Electrocomponents PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	202,527	29,018	(5,804)
B	Elior Group	Receive	1-Month LIBOR EUR	6/1/2020	Term	63,612	3,912	(5,606)
C	Elior Group	Receive	1-Month LIBOR EUR	9/20/2021	Term	85,802	6,231	6,675
A	Emeco Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1	—	(15)
A	Emis Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	72	6	1
C	Emis Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	84,311	7,069	(798)
B	Emis Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	70,190	5,810	140
C	Enquest PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	256,199	642,455	(71,999)
B	Entertainment One Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	52,008	13,877	12,774
C	Entertainment One Ltd.	Receive	1-Month LIBOR GBP	9/20/2021	Term	53,314	10,273	(5,236)
B	Eramet	Receive	1-Month LIBOR EUR	6/1/2020	Term	282,287	3,183	(24,021)
C	Eramet	Receive	1-Month LIBOR EUR	9/20/2021	Term	60,575	714	(2,984)
C	Esso Société Anonyme Francaise	Receive	1-Month LIBOR EUR	9/20/2021	Term	4,308	96	(293)
B	Esure Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	13,565	3,888	217
B	Euronext N.V.	Receive	1-Month LIBOR EUR	6/1/2020	Term	119,833	2,237	14,518
A	Evolution Mining Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	26,250	11,809	902
A	Fairfax Media Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	62,780	109,445	(9,923)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Ferrexpo PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	$147	67	$10
C	Ferrexpo PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	3,265	1,605	313
B	Ferrexpo PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	389,051	173,701	13,507
C	Fevertree Drinks PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	68,718	1,879	(11,536)
B	Fevertree Drinks PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	37,012	1,231	342
A	Flexigroup Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	72,762	55,088	(12,610)
C	FNAC Darty S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	256,148	3,661	(7,688)
B	FNAC Darty S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	377,829	4,706	(58,949)
A	Forterra PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	15,178	4,529	(1,975)
C	Forterra PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	195,291	62,348	(23,698)
B	Forterra PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	119,263	32,545	(26,498)
A	G.U.D. Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	52,838	5,354	(5,197)
A	G8 Education Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	163,451	109,537	60,216
C	Games Workshop Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	352,026	7,982	(42,451)
A	Gaztransport Et Techniga S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	28,752	691	26,214
B	Gaztransport Et Techniga S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	186,701	3,940	122,869
C	GB Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	14,866	2,374	(768)
A	GL Events S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	8,998	370	(1,067)
C	GL Events S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	33,406	1,549	(1,702)
B	GL Events S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	73,147	2,878	(12,002)
A	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	47	2	—
C	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	201,827	9,727	20,039
B	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	236,745	10,726	11,635
C	Gocompare.Com Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	49,615	42,287	(7,715)
A	Graincorp. Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	267,647	47,611	(10,174)
C	Greencore Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	107,301	43,339	(3,556)
A	Greencross Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	199,914	65,552	59,590
B	Greene King PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	50,795	8,292	7,364
C	Greene King PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	101,353	16,143	11,496
A	Greggs PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	29,942	2,194	9,796
C	Greggs PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	85,122	6,240	25,527
B	Greggs PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	404,029	30,289	139,160
A	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	7,891	94	(1,478)
C	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	22,866	310	(3,108)
B	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	55,092	614	(13,600)
C	Groupe Guillin	Receive	1-Month LIBOR EUR	9/20/2021	Term	35,089	1,466	(6,445)
B	Guerbet S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	71,417	941	(8,843)
C	Guerbet S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	35,120	540	581
A	GWA Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	15,093	7,442	(979)
A	Halfords Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	8,271	1,793	(1,046)
C	Halfords Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	114,750	29,254	(6,096)
B	Halfords Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	528,679	120,133	(60,453)
B	Hays PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	601,259	274,511	(15,374)
C	Hays PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	21,969	10,976	(62)
B	Hikma Pharmaceuticals PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	173,905	13,580	137,327
C	Hochschild Mining PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	147,065	70,550	(1,922)
B	Hochschild Mining PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	117,240	36,134	(42,527)
B	Hotel Chocolat group Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	2,479	602	(28)
A	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	2,069	353	(30)
C	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	208,317	36,039	(2,678)
B	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	570,786	97,718	(6,712)
C	Hunting PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	83,708	9,228	(17,149)
A	ID Logistics Group	Receive	1-Month LIBOR EUR	6/1/2022	Term	7,322	48	274
B	ID Logistics Group	Receive	1-Month LIBOR EUR	6/1/2020	Term	42,530	279	1,573
A	IDP Education Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	8,478	1,232	(269)
C	IG Group Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	265,371	34,592	(4,977)
A	Iluka Resources Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	95	15	(7)
A	Inchcape PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	359	33	(105)
C	Inchcape PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	51,291	7,021	664
B	Inchcape PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	663,452	69,906	(135,628)
A	Inghams Group PLC	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	534,946	195,523	106,451
B	Inmarsat PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	6,020	1,400	1,497
C	International Personal Finance	Receive	1-Month LIBOR GBP	9/20/2021	Term	89,963	33,465	3,025
A	Interparfums S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	3,519	112	1,558
C	Interparfums S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	109,338	2,425	(901)
B	Interparfums S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	101,751	2,796	24,200

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Iomart Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	$11	3	$2
C	Iomart Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	14,450	3,034	(936)
B	Iomart Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	20,065	5,251	3,923
B	Ipsos S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	483,335	13,729	(124,222)
C	Ipsos S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	129,804	4,492	(15,693)
B	Jacquet Metal Service S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	12,594	472	(3,633)
A	JB Hi-Fi Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	813,995	45,920	(31,943)
C	JD Sports Fashion PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	14,028	2,823	174
B	JD Sports Fashion PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	565,025	107,166	(30,178)
C	John Laing Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	54,992	14,096	3,748
A	John Menzies PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	211	23	(53)
C	John Menzies PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	26,968	4,012	(778)
B	John Menzies PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	40,314	4,499	(10,077)
B	Jpj Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	45,527	4,869	(9,174)
C	Jpj Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	17,559	1,816	(3,827)
B	Jupiter Fund Management PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	117,435	19,070	(34,971)
C	Jupiter Fund Management PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	281,183	61,391	(30,100)
A	Kainos Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,716	524	1,190
B	Kainos Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	10,656	3,543	8,998
B	Kaufman & Broad S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	225,543	4,807	(38,052)
C	Kaufman & Broad S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	153,744	3,623	(15,280)
B	KCom Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	35,870	30,381	(9,525)
B	Keller Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	81,094	6,654	(29,187)
C	Keller Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	16,223	1,988	(1,395)
C	Kier Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	128,361	11,368	(54,932)
A	Kogan.com Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	243,300	72,589	(73,312)
C	Korian	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,932	54	154
C	Lagardere SCA	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,487,988	51,724	(25,295)
B	Latecoere S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	16,535	3,834	(1,818)
B	LISI S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	26,286	633	(6,646)
B	LNA Sante S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	13,716	200	(2,768)
C	LNA Sante S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	31,092	576	338
C	Lookers PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	29,161	21,997	(3,479)
B	M6 Metropole Television	Receive	1-Month LIBOR EUR	6/1/2020	Term	363,157	15,201	(80,389)
C	M6 Metropole Television	Receive	1-Month LIBOR EUR	9/20/2021	Term	28,239	1,459	(2,340)
A	Magellan Financial Group LTD	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	38,117	1,979	(467)
B	Maisons Du Monde S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	361,887	11,014	(108,928)
C	Maisons Du Monde S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	42,649	1,725	(3,281)
A	Majestic Wine PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	7,832	1,698	(1,460)
C	Majestic Wine PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	38,359	7,466	(10,922)
B	Majestic Wine PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	51,310	10,312	(12,939)
C	Man Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	221,684	105,714	(26,261)
C	Manitou BF S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	19,929	658	(822)
B	Manitou BF S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	39,544	1,258	(1,979)
A	Marshalls PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	35,438	7,131	5,681
B	Marshalls PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	201,345	40,372	30,260
C	Maurel & Prom	Receive	1-Month LIBOR EUR	9/20/2021	Term	57,573	11,954	(10,817)
A	Mcmillan Shakespeare Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	155,561	13,017	(21,445)
A	Mersen S.A.	Receive	1-Month LIBOR EUR	6/1/2022	Term	19,101	659	499
C	Mersen S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,874	62	(101)
B	Mersen S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	65,355	2,200	—
A	Metcash Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	652,923	295,103	(51,394)
C	Mitchells & Butlers PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	73,023	22,050	4,139
B	Mitie Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	99,022	32,531	(38,686)
A	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	90	21	(6)
C	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	115,415	31,061	5,496
B	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	201,235	49,562	(3,571)
C	Morgan Sindall Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	32,213	1,935	(1,767)
B	National Express Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	67,448	14,080	6,964
C	National Express Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	25,781	5,097	411
A	Navitas Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	123,185	39,232	19,978
C	Neopost S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	8,552	305	(107)
B	Neopost S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	240,856	7,390	(25,987)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	Nexans S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	$51,646	1,165	$(14,424)
C	Nexans S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	121,371	4,297	14,154
A	NIB Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	101,782	25,712	(8,680)
A	Nine Entertainment Company Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	579,247	365,192	(108,349)
A	Northern Star Resources Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	28,304	4,993	809
C	Numis Corporation PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	29,813	7,056	(5,309)
B	Ocado Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	747	200	1,362
B	Oeneo S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	743	62	(98)
C	Oeneo S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	13,919	1,345	(109)
A	OFX Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,374	859	(232)
A	oOh!media Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	22,710	6,282	(2,968)
A	Origin Enterprises PLC	Receive	1-Month LIBOR EUR	6/1/2022	Term	4,452	574	(373)
C	Origin Enterprises PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	19,015	2,972	1,435
B	Origin Enterprises PLC	Receive	1-Month LIBOR EUR	6/1/2020	Term	86,485	13,230	5,240
A	Orora Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	113,169	47,480	(54)
C	P2P Global Investments PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	23,796	2,390	1,021
A	Pact Group Holdings, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	84,065	32,609	(2,588)
A	Pagegroup PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	286	47	33
C	Pagegroup PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	116,175	18,081	(1,642)
B	Pagegroup PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	331,185	54,287	34,997
C	Patisserie Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,286	422	(2,022)
A	Pendal Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	117,633	18,821	(1,793)
B	Pendragon PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	8,526	25,079	(493)
C	Pendragon PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	17,455	51,095	(1,520)
C	Petrofac Ltd.	Receive	1-Month LIBOR GBP	9/20/2021	Term	99,387	13,386	(12,522)
B	Petrofac Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	247,922	38,812	13,429
A	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	35,162	17,355	(4,581)
C	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	121,195	79,817	8,927
B	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	379,809	203,209	(33,776)
B	Phoenix Group Holdings	Receive	1-Month LIBOR GBP	6/1/2020	Term	57,451	8,704	11,262
A	Platinum Asset Management Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	107,795	26,171	(1,574)
A	Plus 500 Ltd.	Receive	1-Month LIBOR GBP	6/1/2022	Term	26,691	4,310	66,277
B	Plus 500 Ltd.	Receive	1-Month LIBOR GBP	6/1/2020	Term	148,248	23,556	359,665
A	Premier Investments Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	129,902	9,795	(8,653)
C	Premier Oil PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	81,551	54,638	(32,503)
A	Pro Medicus Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	50,111	6,580	(1,733)
B	Qinetiq Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	24,395	7,766	5,525
C	Quilter PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	32,904	20,612	(2,462)
B	Rank Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	10,396	3,847	(2,140)
C	Rathbone Brothers PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,220	39	(18)
A	RCR Tomlinson Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	73,967	102,980	(8,720)
A	Redcentric PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	3,258	2,973	(373)
B	Redcentric PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	69,034	64,440	(6,555)
A	Redde PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	7,667	3,478	706
C	Redde PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	87,935	36,705	(5,017)
B	Redde PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	171,089	83,224	25,141
A	Redrow PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	571	78	(75)
C	Redrow PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	495,338	70,294	(73,281)
B	Redrow PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	335,446	46,185	(41,478)
A	Reliance Worldwide Corp Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	4,494	1,355	181
C	Renewi PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	37,057	55,978	(7,559)
B	Renishaw PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	94,147	2,038	18,110
C	RHI Magnesita N.V.	Receive	1-Month LIBOR GBP	9/20/2021	Term	4,635	100	(23)
B	Rightmove PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	22,375	3,706	(1,654)
C	Rightmove PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	91,926	16,206	(1,587)
A	Rotork PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	150	49	16
C	Rotork PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	96,870	24,409	(15,462)
B	Rotork PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	99,129	29,136	(666)
A	RPS Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	182	53	(70)
C	RPS Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	9,271	5,112	816
B	RPS Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	44,022	13,562	(16,192)
C	Rubis SCA	Receive	1-Month LIBOR EUR	9/20/2021	Term	146,752	2,832	5,789
B	Rubis SCA	Receive	1-Month LIBOR EUR	6/1/2020	Term	122,622	2,098	(4,215)
B	Saga PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	98,573	64,261	(2,826)
A	Sandfire Resources NL	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	488,986	83,590	(90,692)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Saracen Mineral Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	$37,607	25,032	$7,424
B	Senior PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	46,888	13,388	(5,144)
C	Senior PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	3,857	1,118	(416)
A	Seven West Media Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	24,599	37,593	(5,989)
A	SG Fleet Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	21,594	8,052	(4,631)
C	SIG PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	118,224	78,515	(10,524)
B	SIG PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	526,929	291,252	(117,690)
A	Sigma Healthcare Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	203,679	440,908	(42,315)
C	Softcat PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	125,356	14,760	(9,276)
B	Softcat PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	164,369	29,949	80,203
B	Solutions 30 SE	Receive	1-Month LIBOR EUR	6/1/2020	Term	34,471	3,426	749
C	Solutions 30 SE	Receive	1-Month LIBOR EUR	9/20/2021	Term	4,119	393	(75)
B	Sopra Steria Group	Receive	1-Month LIBOR EUR	6/1/2020	Term	214,006	1,294	(80,325)
C	Sopra Steria Group	Receive	1-Month LIBOR EUR	9/20/2021	Term	78,982	726	(5,012)
A	Southern Cross Media Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	89,155	99,388	(9,820)
B	Spirax-Sarco Engineering PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	90,348	1,272	9,589
B	Sports Direct International PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	361,703	74,302	(90,638)
C	Sports Direct International PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	165,435	39,953	(18,157)
B	SRP Group S.A.	Receive	1-Month LIBOR GBP	6/1/2020	Term	88,333	13,703	25,630
A	St. Barbara Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	78,139	28,168	13,096
B	Staffline Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	48,332	3,195	5,873
C	Staffline Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	58,507	3,726	4,195
B	Stagecoach Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	122,608	57,652	(3,377)
C	Stagecoach Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	94,564	48,351	1,958
A	Star Entertainment Group, Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	93	26	(10)
A	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,949	950	462
C	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,474	983	(79)
B	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	110,674	38,989	(12,763)
A	SuperDry PLC	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	370,362	59,675	(43,944)
A	SuperDry PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	60	3	(32)
C	SuperDry PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	308,120	31,114	(1,566)
B	SuperDry PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	170,312	10,402	(63,749)
B	Synergie S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	10,789	237	(3,148)
C	Synthomer PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	42,218	7,656	(2,627)
B	Talktalk Telecom Group PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	27,781	19,100	3,498
B	Tate & Lyle PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	512,279	63,371	72,655
C	Tate & Lyle PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	302,879	36,619	35,651
A	Technology One Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	36,179	9,425	7,290
C	Telecom Plus PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	76,844	5,604	22,352
B	Telecom Plus PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	132,089	8,161	17,450
B	Telit Communications PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	16,500	3,906	(9,758)
C	Trigano S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	35,555	350	1,393
B	Trigano S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	56,170	508	(2,060)
C	Tullow Oil PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	125,415	42,743	(25,193)
B	Ultra Electronics Holdings PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	24,471	1,400	2,002
B	Vesuvius PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	8,282	1,200	(55)
C	Vicat S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	96,368	1,789	(10,497)
B	Vicat S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	358,408	5,173	(106,689)
A	Victrex PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	25	1	7
C	Victrex PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	123,680	3,651	(9,852)
B	Victrex PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	133,185	5,334	39,971
A	Village Roadshow Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	34,002	24,602	9,792
B	Virbac S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	145,537	1,071	533
A	Virtus Health Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	1,068	265	(99)
B	Watkins Jones PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	17,307	6,939	263
C	Watkins Jones PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	9,047	3,616	(35)
B	Wetherspoon PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	57,317	4,389	6,829
A	WH Smith PLC	Receive	1-Month LIBOR GBP	6/1/2022	Term	1,411	62	125
C	WH Smith PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	36,728	1,666	3,696
B	WH Smith PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	381,846	16,340	21,478
A	Whitehaven Coal Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	165,892	51,941	1,529
C	William Hill PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	339,831	123,307	(82,405)
B	William Hill PLC	Receive	1-Month LIBOR GBP	6/1/2020	Term	750,687	215,331	(286,858)
C	Worldline S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	252,932	4,827	4,663
B	Worldline S.A.	Receive	1-Month LIBOR EUR	6/1/2020	Term	161,250	3,567	28,847
A	WPP AUNZ Ltd.	Receive	1-Month Bank Bill Swap Rate	6/1/2022	Term	56,607	86,672	(16,210)
A	Custom Basket Swap — Termination 1/2/2019 (c)	Pay	1-Month LIBOR USD	1/2/2019	Term	37,775,075	1	(830,253)

						$83,503,346		$(2,910,227)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

(a)	See Note 2.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Custom Basket Swap — Termination 1/2/2019 represents a swap on a basket of short equity positions. At November 30, 2018, all constituents and their weightings were as follows:

EQUITY NAME	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)	BASKET WEIGHTING
Adobe Systems, Inc.	$1,060,521	4,572	$(86,278)	2.81%
Alphabet Inc. — Class C	619,734	591	(26,916)	1.64%
Amazon.com, Inc.	550,303	348	(37,736)	1.46%
Amphenol Corp. — Class A	2,548,500	30,000	(89,050)	6.75%
Bemis Company	265,851	5,511	(2,798)	0.70%
Brunswick Corp.	281,029	5,118	9,642	0.74%
Centerpoint Energy, Inc.	866,977	31,175	(6,014)	2.30%
Ciena Corp.	353,430	11,220	(12,476)	0.94%
Colgate-Palmolive Co.	2,099,406	33,462	(25,565)	5.56%
Conagra Brands Inc.	257,377	7,895	2,118	0.68%
Dell Technologies, Inc. — Class V	2,039,398	19,307	3,416	5.40%
Esterline Technologies Corp.	324,547	2,756	(2,591)	0.86%
Express Scripts Holding Co.	2,191,345	22,108	(51,395)	5.80%
Facebook, Inc.	1,507,545	11,054	(46,374)	3.99%
General Electric Co.	1,939,639	255,889	20,966	5.13%
Hanover Insurance Group Inc.	261,804	2,362	(9,074)	0.69%
Hewlett Packard Enterprise	296,426	19,881	(1,714)	0.78%
Hollyfrontier Corp.	4,230,800	70,000	(141,021)	11.20%
Illinois Tool Works	427,949	3,149	(9,810)	1.13%
Integrated Device Tech Inc.	1,038,146	22,046	(18,474)	2.75%
Intelsat S.A.	282,775	10,826	13,605	0.75%
Intuit, Inc.	1,183,544	5,876	(76,733)	3.13%
Iqvia Holdings, Inc.	936,790	7,834	(42,770)	2.48%
Lyondellbasell Industries — Class A	1,665,260	18,081	(21,453)	4.41%
Mastercard, Inc. — Class A	1,497,006	7,803	(71,562)	3.96%
Mettler-Toledo International	357,372	591	(18,803)	0.95%
Michael Kors Holdings, Ltd.	417,084	9,197	14,822	1.10%
Owens Corning	419,798	8,267	(11,219)	1.11%
Palo Alto Networks Inc.	871,698	5,118	(13,238)	2.31%
Pfizer, Inc.	675,584	15,588	(44,877)	1.79%
SLM Corp.	502,408	48,920	128	1.33%
Twenty-First Century Fox — Class B	2,156,688	44,422	(20,773)	5.71%
Two Harbors Investment Corp.	291,832	20,668	(5,299)	0.77%
United Technologies Corp.	460,258	3,620	19,311	1.22%
Valero Energy Corp.	614,011	7,794	(8,573)	1.63%
Verizon Communications Inc.	931,750	15,747	(17,557)	2.47%
Viacom, Inc. — Class B	847,101	27,203	7,833	2.24%
Weyerhaeuser Co.	503,389	18,896	(1,950)	1.33%

	$37,775,075		$(830,253)	100.00%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 84.4%
Bermuda - 0.3%
Haier Electronics Group Co., Ltd.	255,000	$593,827
Sihuan Pharmaceutical Holdings Group Ltd.	573,000	127,431

		721,258

Cayman Islands - 3.1%
3SBio, Inc. (a) (Cost: $16,147; Original Acquisition Date: 10/31/2018)	9,000	13,252
58.com, Inc. - ADR (b)	3,126	186,278
Autohome, Inc. - ADR	2,900	238,786
China Medical System Holdings Ltd.	134,000	146,091
China Mengniu Dairy Co., Ltd.	226,000	699,029
China Resources Cement Holdings Ltd.	600,000	585,890
ENN Energy Holdings Ltd.	23,100	207,410
JD.com, Inc. - ADR (b)(c)	32,100	681,483
Kingboard Laminates Holdings Ltd.	107,000	101,885
Momo, Inc. - ADR (b)(c)	21,077	660,764
NetEase, Inc. - ADR	2,431	552,007
New Oriental Education & Technology Group, Inc. - ADR (b)	4,295	245,502
Noah Holdings Ltd. - ADR (b)	1,900	92,492
SINA Corp. (b)	6,104	395,356
Sino Biopharmaceutical Ltd.	856,500	781,622
TAL Education Group - ADR (b)	6,700	188,069
Uni-President China Holdings Ltd.	179,000	163,122
Vipshop Holdings Ltd. - ADR (b)	67,986	392,279
Want Want China Holdings Ltd.	772,000	569,330
YY, Inc. - ADR (b)(c)	12,876	876,469
Zhongsheng Group Holdings Ltd.	28,000	56,902

		7,834,018

Chile - 0.3%
Cia Cervecerias Unidas SA - ADR (c)	2,600	67,548
Enel Americas SA - ADR (c)	19,463	168,939
Latam Airlines Group SA - ADR (c)	13,302	138,607
Sociedad Quimica y Minera de Chile SA - ADR (c)	11,600	510,400

		885,494

China - 6.1%
Agricultural Bank of China Ltd.	1,209,000	547,017
Angang Steel Co Ltd.	346,000	282,584
Anhui Conch Cement Co., Ltd.	195,500	1,020,728
AviChina Industry & Technology Co., Ltd.	357,000	250,502
Bank of China Ltd.	1,481,000	647,370
Bank of Communications Co., Ltd.	294,000	223,581
Beijing Capital International Airport Co., Ltd.	398,000	442,561
CGN Power Co., Ltd. (a) (Cost: $6,480; Original Acquisition Date: 10/31/2018)	22,000	5,455
China Coal Energy Co., Ltd.	113,000	45,206
China Eastern Airlines Corp Ltd.	80,000	49,693
China Merchants Bank Co., Ltd.	71,500	295,632
China Molybdenum Co Ltd.	381,000	155,341
China National Building Material Co., Ltd	548,000	426,549
China Petroleum & Chemical Corp.	638,000	542,267
China Railway Construction Corp. Ltd.	16,500	21,131

	SHARES	FAIR VALUE
China - 6.1% (continued)
China Railway Group Ltd.	472,000	$433,753
China Shenhua Energy Co., Ltd.	231,000	513,137
China Southern Airlines Co., Ltd.	162,000	110,361
China Tower Corp Ltd. (a)(b) (Cost: $206,827; Original Acquisition Date: 10/25/2018)	1,444,000	214,090
China Vanke Co., Ltd.	60,100	206,632
Chongqing Rural Commercial Bank Co Ltd.	75,000	43,807
CNOOC Ltd.	1,237,000	2,102,774
Fuyao Glass Industry Group Co., Ltd. (a) (Cost: $277,357; Original Acquisition Date: 07/26/2017)	85,200	262,983
Guangzhou Automobile Group Co., Ltd.	1,600	1,664
Huaneng Power International, Inc.	76,000	47,403
Huatai Securities Co Ltd. (a) (Cost: $119,470; Original Acquisition Date: 10/18/2018)	80,800	133,634
Industrial & Commercial Bank of China Ltd.	1,670,000	1,186,759
Jiangsu Expressway Co., Ltd.	16,000	21,513
Jiangxi Copper Co., Ltd.	97,000	117,159
PetroChina Co., Ltd.	894,000	627,308
PICC Property & Casualty Co., Ltd.	477,000	489,559
Ping An Insurance Group Co of China Ltd.	128,500	1,243,283
Postal Savings Bank of China Co Ltd. (a) (Cost: $147,973; Original Acquisition Date: 10/25/2018)	250,000	151,138
Sinopharm Group Co., Ltd.	132,000	650,383
Tong Ren Tang Technologies Co Ltd.	24,000	34,356
Tsingtao Brewery Co., Ltd.	134,000	545,488
Weichai Power Co., Ltd.	153,000	164,264
Yanzhou Coal Mining Co., Ltd.	234,000	209,954
Yuzhou Properties Co Ltd.	259,000	113,544
Zhejiang Expressway Co., Ltd.	12,000	10,077
Zhuzhou CRRC Times Electric Co., Ltd.	73,000	391,871
Zijin Mining Group Co., Ltd.	766,000	288,816
ZTE Corp. (b)	173,200	340,467

		15,611,794

Colombia - 0.3%
Ecopetrol SA - ADR	34,877	669,987
Grupo Aval Acciones y Valores SA - ADR	4,467	28,321

		698,308

Hong Kong - 6.2%
Air China Ltd.	232,000	224,468
ANTA Sports Products Ltd.	69,000	313,516
Beijing Enterprises Holdings Ltd.	25,500	149,597
BYD Electronic International Co Ltd.	117,000	164,195
China CITIC Bank Corp. Ltd.	825,000	523,006
China Communications Services Corp. Ltd.	240,000	200,307
China Everbright Bank Co Ltd.	298,000	132,165
China Mobile Ltd.	271,000	2,689,564
China Overseas Land & Investment Ltd.	2,000	6,979
China Resources Beer Holdings Co., Ltd.	220,000	745,143
China Resources Gas Group Ltd.	104,000	419,376

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
Hong Kong - 6.2% (continued)
China Resources Pharmaceutical Group Ltd. (a) (Cost: $93,325; Original Acquisition Date: 10/18/2018)	61,000	$89,660
China Taiping Insurance Holdings Co., Ltd.	121,200	401,212
China Telecom Corp. Ltd.	1,476,000	794,218
China Traditional Chinese Medicine Holdings Co Ltd.	140,000	93,047
China Unicom Hong Kong Ltd.	1,326,000	1,537,170
CITIC Ltd.	19,000	30,501
Country Garden Holdings Co., Ltd.	34,000	41,805
Country Garden Services Holdings Co., Ltd. (b)	17,586	29,130
CRRC Corp., Ltd.	362,000	337,756
CSPC Pharmaceutical Group Ltd.	134,000	271,288
Dali Foods Group Co Ltd. (a) (Cost: $54,610; Original Acquisition Date: 10/18/2018)	79,000	58,260
Dongfeng Motor Group Co., Ltd.	116,000	111,938
Fosun International Ltd.	22,000	34,980
Geely Automobile Holdings Ltd.	150,000	295,629
GOME Retail Holdings Ltd. (b)(c)	791,000	70,769
Greentown Service Group Co Ltd.	68,000	58,492
Guangdong Investment Ltd.	132,000	254,755
Guotai Junan Securities Co Ltd. (a) (Cost: $11,803; Original Acquisition Date: 10/18/2018)	5,800	12,054
Haitian International Holdings Ltd.	103,000	221,429
Hengan International Group Co., Ltd.	23,500	192,079
Hua Hong Semiconductor Ltd. (a) (Cost: $181,654; Original Acquisition Date: 10/18/2018)	103,000	218,269
Kingdee International Software Group Co Ltd.	94,000	93,712
Kunlun Energy Co., Ltd.	310,000	375,217
Lee & Man Paper Manufacturing Ltd.	117,000	106,024
Lenovo Group Ltd.	940,000	678,809
Longfor Group Holdings Ltd.	6,500	18,277
New China Life Insurance Co., Ltd.	23,600	103,310
Nine Dragons Paper Holdings Ltd.	6,000	6,081
Shandong Weigao Group Medical Polymer Co., Ltd.	184,000	172,853
Shanghai Pharmaceuticals Holding Co., Ltd.	120,400	296,999
Shenzhou International Group Holdings Ltd.	35,000	424,974
Shui On Land Ltd.	264,000	62,423
Sinotruk Hong Kong Ltd.	256,500	420,943
SSY Group Ltd.	50,000	51,316
Sun Art Retail Group Ltd.	1,074,000	1,199,739
Tingyi Cayman Islands Holding Corp.	462,000	598,758
TravelSky Technology Ltd.	158,000	425,089

		15,757,281

India - 1.0%
ICICI Bank Ltd. - ADR	4,800	48,816
Infosys Ltd. - ADR (c)	166,500	1,641,690
Tata Motors Ltd. - ADR (b)(c)	55,570	677,954
Vedanta Ltd. - ADR (c)	11,600	129,340

		2,497,800

	SHARES	FAIR VALUE
Indonesia - 0.0% (d)
Telekomunikasi Indonesia Persero Tbk PT - ADR (c)	4,900	$126,910

Luxembourg - 0.3%
Intelsat SA (b)(c)	26,201	651,619
Reinet Investments SCA	6,878	100,345

		751,964

Mexico - 0.2%
America Movil S.A.B de CV	35	24
Cemex SAB de CV (b)	3,900	2,004
Coca-Cola Femsa S.A.B de C.V.	54,076	327,505
Grupo Aeroportuario del Pacifico SAB de CV	3,900	27,149
Grupo Aeroportuario del Sureste SAB de CV	545	7,301
Grupo Financiero Banorte SAB de CV	1,100	5,042
Mexichem SAB de CV	2,800	6,534
Wal-Mart de Mexico SAB de CV	38,400	95,124

		470,683

Netherlands - 0.5%
LyondellBasell Industries N.V.	14,464	1,349,636

Peru - 0.1%
Cia de Minas Buenaventura SAA - ADR	22,800	322,392

Poland - 1.6%
Bank Handlowy w Warszawie SA	2,106	38,220
Bank Millennium SA (b)	8,200	19,921
Cyfrowy Polsat SA (b)	31,577	187,080
Dino Polska S.A. (a)(b) (Cost: $285,634; Original Acquisition Date: 07/27/2018)	10,953	281,265
Grupa Lotos SA	30,974	670,137
Jastrzebska Spolka Weglowa SA (b)	24,689	427,222
LPP SA	168	346,547
mBank S.A.	1,262	135,954
Orange Polska SA (b)	156,727	197,614
PGE Polska Grupa Energetyczna SA (b)	128,705	396,198
Polski Koncern Naftowy ORLEN SA	16,530	480,072
Polskie Gornictwo Naftowe i Gazownictwo SA	345,464	587,772
Powszechna Kasa Oszczednosci Bank Polski SA	23,112	249,410
Powszechny Zaklad Ubezpieczen SA	7,773	87,900

		4,105,312

Russian Federation - 0.7%
Gazprom PJSC	97,100	462,196
Magnit PJSC	25,861	330,245
MMC Norilsk Nickel PJSC	7,800	146,952
Mobile TeleSystems PJSC - ADR	44,700	331,227
Novatek PJSC	391	66,509
Novolipetsk Steel PJSC	3,500	82,390
Rosneft Oil Co PJSC	13,600	85,680
Severstal PJSC	5,800	85,202
Tatneft PJSC	1,400	88,172

		1,678,573

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
South Africa - 3.3%
Absa Group Ltd.	16,567	$184,094
Anglo American Platinum Ltd.	7,295	234,240
AngloGold Ashanti Ltd.	19,865	199,428
Bid Corp. Ltd.	21,546	398,248
Capitec Bank Holdings Ltd.	510	40,480
Clicks Group Ltd.	19,046	258,079
Discovery Ltd.	2,800	31,094
FirstRand Ltd.	96,839	466,770
Gold Fields Ltd.	21,572	62,823
Imperial Holdings Ltd.	41,792	191,519
Investec Ltd.	9	54
Kumba Iron Ore Ltd.	22,412	400,364
Liberty Holdings Ltd.	4,982	38,465
Mondi Ltd.	22,552	496,319
Motus Holdings Ltd. (b)	41,792	262,354
Mr Price Group Ltd.	20,847	362,539
MTN Group Ltd.	19,100	120,426
Nedbank Group Ltd.	1,990	38,168
Netcare Ltd.	72,942	134,739
Pick n Pay Stores Ltd.	114,858	609,150
Rand Merchant Investment Holdings Ltd.	162	420
RMB Holdings Ltd.	41,808	236,028
Sanlam Ltd.	85,963	476,561
Sappi Ltd.	1	5
Shoprite Holdings Ltd.	36,226	515,365
Standard Bank Group Ltd.	24,334	307,609
Telkom SA SOC Ltd. (c)	30,133	123,304
The Bidvest Group Ltd.	29,604	438,546
The Foschini Group Ltd.	20,433	257,706
The SPAR Group Ltd.	31,009	438,036
Tiger Brands Ltd.	15,911	307,686
Truworths International Ltd.	54,089	342,517
Vodacom Group Ltd.	26,357	238,680
Woolworths Holdings Ltd.	49,770	201,109

		8,412,925

Switzerland - 1.0%
Garmin Ltd. (c)	40,000	2,666,400

Turkey - 0.8%
Akbank T.A.S.	53,491	78,585
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,923	40,233
Arcelik AS	25,999	77,987
BIM Birlesik Magazalar AS	31,882	516,692
Eregli Demir ve Celik Fabrikalari TAS	150,431	218,982
Ford Otomotiv Sanayi AS	32,892	340,969
KOC Holding AS	36,800	108,551
TAV Havalimanlari Holding AS	29,537	132,786
Tupras Turkiye Petrol Rafinerileri AS	4,900	117,378
Turk Hava Yollari AO (b)	94,465	307,999
Turkcell Iletisim Hizmetleri AS	35,700	86,888
Turkiye Halk Bankasi AS	41,460	57,332
Turkiye Sise ve Cam Fabrikalari AS	54,701	52,771

		2,137,153

United Kingdom - 0.3%
LUKOIL PJSC	9,000	661,500

	SHARES	FAIR VALUE
United States - 57.8%
Abbott Laboratories	38,471	$2,848,778
Adobe, Inc. (b)(e)	29,411	7,378,926
Alphabet, Inc. - Class C (b)	1,429	1,563,941
Amazon.com, Inc. (b)	1,703	2,878,360
Apple, Inc. (e)	36,519	6,521,563
Arrow Electronics, Inc. (b)	12,297	946,500
Baker Hughes a GE Co. (c)	103,000	2,350,460
Bemis Co., Inc.	13,339	650,410
Biogen, Inc. (b)	7,500	2,502,900
Bio-Techne Corp.	8,000	1,291,360
Booking Holdings, Inc. (b)	1,000	1,891,880
Brunswick Corp.	12,386	656,954
Cisco Systems, Inc. (e)	150,000	7,180,500
Colgate-Palmolive Co.	80,985	5,144,167
Costco Wholesale Corp. (e)	38,000	8,788,640
Dollar General Corp.	25,000	2,774,750
Esterline Technologies Corp. (b)(c)	6,669	791,810
Express Scripts Holding Co. (b)	10,803	1,096,180
Facebook, Inc. (b)(e)	41,577	5,846,142
FLIR Systems, Inc.	24,209	1,110,225
Gilead Sciences, Inc.	60,000	4,316,400
Hanover Insurance Group, Inc.	5,717	655,797
Hess Corp.	52,000	2,802,280
HollyFrontier Corp.	2,000	124,940
Illinois Tool Works, Inc.	7,622	1,059,839
Ingredion, Inc.	25,000	2,611,500
Integrated Device Technology, Inc. (b)	38,355	1,838,739
International Business Machines Corp. (e)	90,000	11,184,300
L3 Technologies, Inc.	18,466	3,384,633
Leidos Holdings, Inc.	5,755	362,565
Liberty Media Corp. - Liberty SiriusXM - Class B (b)	34,000	1,364,080
Nasdaq, Inc.	15,389	1,405,324
Navient Corp. (c)	99,000	1,138,500
Nutanix, Inc. (b)(c)	43,000	1,922,530
Pfizer, Inc. (c)(e)	385,320	17,813,344
Pinnacle West Capital Corp.	13,065	1,167,488
Reliance Industries Ltd. (a) (Cost: $17,815; Original Acquisition Date: 08/28/2018)	472	15,623
Robert Half International, Inc. (c)	38,135	2,357,887
Sberbank of Russia PJSC	28,269	335,129
Skyworks Solutions, Inc.	11,162	812,259
Tech Data Corp. (b)	19,000	1,709,050
TJX Cos., Inc. (c)	124,000	6,057,400
Torchmark Corp. (c)	12,681	1,095,765
Twenty-First Century Fox, Inc. - Class B (e)	133,643	6,552,516
UGI Corp.	38,000	2,183,100
United Technologies Corp.	10,775	1,312,817
Universal Health Services, Inc.	10,375	1,431,646
Valero Energy Corp.	52,040	4,157,996
Viacom, Inc. - Class B	14,344	442,656
Yum China Holdings, Inc. (c)	35,001	1,254,086

		147,084,635

Virgin Islands (UK) - 0.5%
Michael Kors Holdings Ltd. (b)	30,000	1,312,500

TOTAL COMMON STOCKS (Cost $211,106,488)		215,086,536

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
REAL ESTATE INVESTMENT TRUSTS - 5.8%
United States - 5.8%
Annaly Capital Management, Inc.	220,000	$2,208,800
AvalonBay Communities, Inc.	9,000	1,715,130
CubeSmart	53,000	1,650,420
Essex Property Trust, Inc.	10,000	2,625,100
Federal Realty Investment Trust	22,000	2,905,980
Iron Mountain, Inc.	25,500	866,235
Park Hotels & Resorts, Inc.	33,047	1,018,508
SBA Communications Corp. (b)	5,500	939,455
Two Harbors Investment Corp.	50,020	719,288

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,886,931)		14,648,916

RIGHTS - 0.0% (d)
Hong Kong - 0.0% (d)
Fosun International Ltd. (f)	55	—

TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS - 10.7%
Money Market Funds - 8.4%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10% (g)	4,260,369	4,260,369
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.10% (g)	4,260,369	4,260,369
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.11% (g)	4,260,369	4,260,369
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.15% (g)	4,260,369	4,260,369
STIT-Government & Agency Portfolio, 2.13% (g)	4,260,369	4,260,369

		21,301,845

	PRINCIPAL AMOUNT	FAIR VALUE
US TREASURY BILL - 2.3%
2.054%, 12/11/2018 (h)	$6,000,000	5,996,402

TOTAL SHORT-TERM INVESTMENTS (Cost $27,298,247)		27,298,247

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.5%
BlackRock Liquidity Funds FedFund Portfolio, 2.11% (g)	2,674,150	$2,674,150
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.34% (g)	24,067,353	24,067,353

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $26,741,503)		26,741,503

TOTAL INVESTMENTS (Cost $279,033,168) - 111.4%		283,775,202

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%		(29,053,331)

TOTAL NET ASSETS - 100.0%		$254,721,871

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at November 30, 2018 was $1,455,683, which represents 0.6% of net assets.

(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan as of November 30, 2018. Total loaned securities had a market value of $26,385,854 as of November 30, 2018.
(d)	Rounds to zero.
(e)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2018.
(f)	Value determined using significant unobservable inputs.
(g)	Rate shown is the 7-day effective yield.
(h)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, December 2018 Settlement	2,025	$101,209,500	$193,687

TOTAL FUTURES CONTRACTS PURCHASED		$101,209,500	$193,687

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Acer Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	$428,123	718,000	$27,630
A	Advanced Info Service	Receive	1-Month LIBOR USD	6/1/2022	Term	311,558	52,000	(30,452)
C	Advanced Info Service	Receive	1-Month LIBOR USD	9/20/2021	Term	621	100	(81)
A	Advantech Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	153,688	22,000	11,948
A	Airports Of Thailand Public Company Limited	Receive	1-Month LIBOR USD	6/1/2022	Term	45,051	24,000	1,351
A	Ambev S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	273,833	52,100	(47,537)
A	Amorepacific Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	280,558	1,272	(91,053)
A	Amorepacific Corp. — Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	176,411	1,797	(33,515)
A	Amorepacific Group	Receive	1-Month LIBOR USD	6/1/2022	Term	650,660	7,453	(232,534)
A	ASE Technology Holding, Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	35,028	14,500	(6,247)
A	Asia Cement Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	111,473	98,000	(4,238)
A	Asustek Computer, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	700,346	82,000	(103,846)
C	Atacadao Distribuicao Comercio E Industria Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	339	100	100
A	AU Optronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	387,562	978,000	19,448
A	Banco Santander Brasil	Receive	1-Month LIBOR USD	6/1/2022	Term	38,591	4,700	13,799
A	Bangkok Bank Public Company Limited	Receive	1-Month LIBOR USD	6/1/2022	Term	608,801	94,100	(4,205)
C	Bangkok Bank Public Company Limited	Receive	1-Month LIBOR USD	9/20/2021	Term	1,331	200	(50)
A	BGF Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	427,553	2,540	11,689
A	Braskem S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	66,718	5,111	5,902
A	Bumrungrad Hospital PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	56,633	9,300	(3,607)
A	Catcher Technology Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	478,106	41,000	(121,225)
A	Cathay Financial Holding Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	417,416	259,000	(7,087)
A	CCR S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	21,908	5,768	(1,887)
A	Celltrion, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,998	20	2,292
A	Chang HWA Commercial Bank	Receive	1-Month LIBOR USD	6/1/2022	Term	647,325	1,234,844	50,216
A	Cheil Worldwide, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	535,851	30,991	112,627
A	Chicony Electronics Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	422,791	180,805	(64,110)
A	China Development Financial	Receive	1-Month LIBOR USD	6/1/2022	Term	41,758	132,000	974
A	China Steel Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	329,788	409,000	(12,746)
A	Chunghwa Telecom Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	650,372	190,000	11,304
A	CIA Brasileira de Dis	Receive	1-Month LIBOR USD	6/1/2022	Term	14,969	700	60
A	CIA Saneamento Basico De	Receive	1-Month LIBOR USD	6/1/2022	Term	129,830	13,608	(31,167)
A	CJ Cheiljedang Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	11,072	35	(877)
A	CJ Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	6,802	44	(1,861)
A	CJ E&M Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	76,261	469	18,727
A	Compal Electronics	Receive	1-Month LIBOR USD	6/1/2022	Term	62,864	90,000	(10,992)
A	Cosan S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	30,325	3,500	628
A	Coway Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	260,760	3,394	(20,768)
A	CP All PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	111,271	60,700	12,528
C	CP All PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	666,402	304,200	(39,009)
A	CPFL Energia S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	10,929	1,300	(2,089)
A	CTBC Financial Holding Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,906	3,000	105
A	Daelim Industrial Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	322,560	4,397	46,412
A	Daewood Engineering & Construction Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	154	32	(16)
A	DB Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	68,969	1,082	(6,360)
A	Delta Electronics Thailand PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	327,362	141,200	(29,876)
A	Delta Electronics, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	153,377	29,000	(32,235)
A	DGB Financial Group, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	81,449	9,563	(6,625)
C	Dongsuh Companies, Inc.	Receive	1-Month LIBOR USD	9/20/2021	Term	3,198	200	(13)
A	Doosan Bobcat, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	394,728	12,555	(28,609)
A	E.Sun Financial Holding Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,916	3,420	420
A	E-Mart, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	677,788	3,364	(105,828)
A	Engie Brasil Energia S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,091	100	(110)
A	Eva Airways Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	29,236	65,558	4,681
A	Evergreen Marine Corp. Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	428	887	(100)
A	Far Eastern New Century Corp	Receive	1-Month LIBOR USD	6/1/2022	Term	155,685	192,000	22,549
A	Far EastOne Telecomm Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	477,304	198,000	(11,501)
A	Feng Tay Enterprise Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	304,788	67,000	120,187

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Formosa Chemicals & Fibre Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	$467,249	150,000	$62,049
A	Formosa Petrochemical Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,124,189	323,000	60,971
A	Formosa Plastics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	96,207	30,000	1,440
A	Formosa Taffeta Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	149,155	142,000	6,611
A	Foxconn Technology Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	456,878	203,000	(48,975)
A	Gerdau S.A. — Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	28,416	6,700	(1,597)
A	Giant Manufacturing Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	131,022	26,000	(11,780)
A	Globalwafers Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	188,438	24,000	96,122
A	Glow Energy PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	127,125	50,800	10,653
A	GS Engineering & Construction Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	497,403	12,432	(16,268)
A	GS Holdings Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	321,890	5,753	(60,573)
A	GS Retail Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	604,319	15,756	(82,009)
A	Hankook Tire Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	658,084	12,896	(180,507)
A	Hanon Systems	Receive	1-Month LIBOR USD	6/1/2022	Term	324,773	32,017	(22,921)
A	Hanwha Chemical Cop.	Receive	1-Month LIBOR USD	6/1/2022	Term	240,213	11,581	(48,692)
A	Hanwha Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	912	23	(316)
A	HDC Holdings Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	18	1	(3)
A	Highwealth Construction Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	63,349	43,000	1,929
A	Home Product Center PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	165,284	390,800	14,966
A	Hon Hai Preceision Industry	Receive	1-Month LIBOR USD	6/1/2022	Term	74,978	15,800	(38,503)
A	Hotel Shilla Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	577,471	9,433	135,908
A	Hua Nan Financial Holdings Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,758	3,292	156
A	Hyosung Advanced Materials Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	21,554	93	(13,188)
A	Hyosung Chemical Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	14,370	66	(6,994)
A	Hyosung Heavy Industries Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	15,656	193	(8,372)
A	Hypera S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	121,702	14,000	(5,279)
A	Hyundai Department Store Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	380,698	4,479	(14,554)
A	Hyundai Engineering & Construction Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	470,628	12,758	144,783
A	Hyundai Glovis Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	444,548	3,164	(103,972)
A	Hyundai Heavy Industries Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	72,155	781	18,456
A	Hyundai Heavy Industries Holdings Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	565,058	1,514	(40,953)
A	Hyundai Marine & Fire Industries Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	300,267	7,465	(36,624)
A	Hyundai Mobis Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	978,694	4,702	(239,752)
A	Hyundai Motor Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	904	7	(519)
A	Hyundai Motor Co. — Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	40,104	645	(2,324)
A	Hyundai Motor Co., Ltd. — Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	18,972	294	(735)
A	Indorama Ventures PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	120,232	104,300	51,018
A	Innolux Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	310,838	729,000	(65,334)
A	Inventec Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	500,476	604,000	(67,331)
A	IRPC PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	478,650	2,192,600	(75,454)
A	Itau Unibanco Holdings	Receive	1-Month LIBOR USD	6/1/2022	Term	126,451	4,650	9,904
A	Itausa-Investimentos Itau	Receive	1-Month LIBOR USD	6/1/2022	Term	21,263	8,847	7,374
A	JBS S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	293,376	120,664	68,991
A	Kai Motors Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,203,644	40,607	(112,117)
A	Kakao Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	157,530	1,848	27,307
A	Kangwon Land, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	241,256	8,960	13,535
A	Kasikornbank PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	521,673	87,500	(14,088)
A	Kasikornbank PCL — Foreign	Receive	1-Month LIBOR USD	6/1/2022	Term	517,903	85,700	(15,068)
A	KCC Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	244,567	1,016	7,505
A	Korea Electric Power Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,217	32	(392)
A	Korea Gas Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	82,679	2,005	5,807
A	Korea Zinc Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	249,541	588	(27,604)
A	Korean Air Lines Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	104,283	3,646	(2,756)
A	Kroton Educacional S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	146,047	53,200	(1,298)
A	Krung Thai Bank	Receive	1-Month LIBOR USD	6/1/2022	Term	128,689	233,300	14,119
A	KT&G Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	660,273	6,996	(20,051)
A	Kumho Petrochemical Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	365,375	4,443	(4,066)
A	LG Chem Ltd. — Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	143,918	844	2,614
A	LG Display Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	814	31	(1,368)
A	LG Electronics, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	510,753	8,241	7,230
A	LG Household & Healthcare	Receive	1-Month LIBOR USD	6/1/2022	Term	324,278	353	33,155
A	LG Household & Healthcare — Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	275,183	473	5,156

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	LG Uplus Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	$814,687	55,113	$52,523
A	Lite-On Technology Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	308,749	216,000	(29,420)
A	Lojas Renner S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	85,172	9,486	9,841
A	Lotte Chemical Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	522,153	1,464	(172,667)
A	Lotte Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	79,994	2,029	16,855
A	Lotte Shopping Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	736,124	3,607	(51,372)
A	M Dias Branco S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	83,605	7,317	(8,515)
A	Mediatek, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	287,877	35,000	(20,407)
A	Medy-Tox, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	2,210	4	(267)
A	Mega Financial Holding Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	520,189	653,000	28,827
A	Micro-Star International Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	442,538	180,000	(3,652)
A	MSCI China A Inclusion Index (c)	Receive	1-Month LIBOR USD	9/12/2019	Term	3,999,493	4,993	(66,069)
A	MSCI China A Inclusion Index (c)	Receive	1-Month LIBOR USD	6/20/2022	Term	3,000,005	3,046	(608,652)
A	MSCI Emerging Markets Index	Receive	1-Month LIBOR USD	6/20/2022	Term	14,010,321	21,593	(302,686)
A	Nan Ya Plastics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	435,407	175,000	(4,342)
A	Nanya Technology Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	430,677	262,000	86,745
A	Natura Cosmeticos S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	297,091	37,800	99,557
A	NCSoft Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	401,743	1,202	141,000
A	NetMarble Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	171,742	1,706	25,558
A	NH Investment & Securities Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	249	21	10
A	Nien Made Enterprise Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	225,551	28,000	(21,199)
A	Novatek Microelectronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	370,478	100,000	57,893
A	OCI Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	213,573	2,190	(11,822)
A	Orion Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	359,302	4,163	51,245
A	Ottogi Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	234,368	342	(14,389)
A	Pan Ocean Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	5,324	1,200	(439)
A	Pearl Abyss Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	12,381	68	(782)
A	Petrobras — Petroleo Bras	Receive	1-Month LIBOR USD	6/1/2022	Term	492,818	109,277	295,937
A	Petrobras — Petroleo Bras — Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	76,630	10,800	(5,530)
A	Phison Electronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	267,285	41,000	66,041
A	Porto Segura S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	494,586	46,400	166,751
A	Posco — ADR	Receive	1-Month LIBOR USD	6/1/2022	Term	982,111	3,316	(251,089)
A	Posco Daewood Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	355,963	19,857	(16,435)
A	Pou Chen	Receive	1-Month LIBOR USD	6/1/2022	Term	270,028	209,000	(41,333)
A	President Chain Store Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	624,172	72,000	152,397
A	PTT Exploration and Production PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	288,398	102,900	128,197
A	PTT Global Chemical PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	423,304	190,300	44,812
A	PTT PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	935,781	789,000	272,736
C	PTT PCL	Receive	1-Month LIBOR USD	9/20/2021	Term	693,012	425,600	(50,401)
A	Qualicorp Cons E Corr Seg S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	1,287	255	(367)
A	Quanta Computer, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	190,206	82,000	(56,207)
A	Raia Drogasil S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	126,432	6,557	(22,843)
A	Realtek Semiconductor Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	486,269	132,000	128,993
A	Robinson PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	174,794	103,300	34,857
A	Ruentex Development Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	19,703	14,000	2,484
A	S-1 Corporation	Receive	1-Month LIBOR USD	6/1/2022	Term	416,561	4,990	7,512
C	S-1 Corporation	Receive	1-Month LIBOR USD	9/20/2021	Term	7,741	100	804
A	Samsung C&T Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	466,553	4,561	(52,708)
C	Samsung C&T Corp.	Receive	1-Month LIBOR USD	9/20/2021	Term	11,220	100	(2,144)
A	Samsung Electronics Co.—Preference Shares	Receive	1-Month LIBOR USD	6/1/2022	Term	108,342	3,340	(6,774)
A	Samsung Electronics Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	8,714,926	208,854	(850,003)
C	Samsung Electronics Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	4,091	100	(356)
A	Samsung Engineering Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	203,432,334	11,389	15,496
A	Samsung Fire & Marine Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	405,520	1,595	(19,319)
A	Samsung Heavy Industries Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	50,887	9,385	10,382
A	Samsung Life Insurance Co. Ltd	Receive	1-Month LIBOR USD	6/1/2022	Term	22,976	223	(6,177)
A	Samsung SDS Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	924,698	5,654	44,809
A	Shin Kong Financial Holding	Receive	1-Month LIBOR USD	6/1/2022	Term	86,064	266,000	3,918
A	Shinsegae Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	54,727	241	7,674
A	Siam Cement PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	702,977	48,200	(51,609)
A	Siam Commercial Bank PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	264,368	64,500	6,615
A	Sinopac Financial Holdings Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	270,268	910,013	55,246
A	SK Holdings Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	386,872	1,572	997

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	SK Hynix, Inc.	Receive	1-Month LIBOR USD	6/1/2022	Term	$1,250,476	20,255	$(17,250)
A	SK Innovation Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	659,418	4,200	87,114
A	SK Telecom	Receive	1-Month LIBOR USD	6/1/2022	Term	796,850	3,425	86,097
A	S-Oil Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	7,960	81	151
A	Standard Foods Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	118,663	61,840	(20,770)
A	Suzano Papel E Celulose S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	25,027	1,800	12,561
A	Synnex Technology International Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	377,427	339,000	36,086
A	Taiwan Business Bank	Receive	1-Month LIBOR USD	6/1/2022	Term	134,383	403,000	3,222
A	Taiwan Cement Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	124,713	120,500	10,392
A	Taiwan Mobile Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	300,617	85,000	706
A	Taiwan Semiconductor Manufacturing Co., Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	865,634	114,000	(34,186)
A	Thai Oil PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	265,196	100,300	(26,820)
A	Thai Union Group PCL	Receive	1-Month LIBOR USD	6/1/2022	Term	189,328	359,700	2,888
A	Tim Particpacoes S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	507,604	146,356	(61,894)
A	True Corp PLC	Receive	1-Month LIBOR USD	6/1/2022	Term	27,462	148,000	(1,242)
A	Ultrapar Participcoes S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	5,127	500	942
A	Uni-President Enterprises Co.	Receive	1-Month LIBOR USD	6/1/2022	Term	642,246	318,000	131,765
A	United Microelectronics Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	107,026	266,000	(7,599)
A	Vale S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	891,750	76,661	180,384
A	Vanguard International Semiconductor Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	137,783	78,000	25,864
A	WEG S.A.	Receive	1-Month LIBOR USD	6/1/2022	Term	88,847	19,240	(870)
A	Wistron Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	416	480	(110)
A	WPG Holdings Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	74,338	53,320	(10,623)
A	Yuhan Corp.	Receive	1-Month LIBOR USD	6/1/2022	Term	297,798	1,537	8,720
A	Zhen Ding Technology Holdings Ltd.	Receive	1-Month LIBOR USD	6/1/2022	Term	170,516	73,000	15,944
A	Custom Basket Swap — Termination 1/2/2019 (d)	Pay	1-Month LIBOR USD	1/2/2019	Term	65,873,673	1	(1,862,256)
A	Custom Basket Swap — Termination 1/22/2019 (e)	Pay	1-Month LIBOR USD	1/22/2019	Term	39,298,476	1	1,433,851
A	Custom Basket Swap — Termination 1/30/2019 (f)	Pay	1-Month LIBOR USD	1/30/2019	Term	59,173,324	1	(1,408,736)

						$453,857,950		$(3,330,389)

Swaps on Futures

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION
B	RTS Index Future — December 2018 Expiration	Receive	N/A	12/20/2018	Term	$4,234,560	1,949	$117,557

						$4,234,560		$117,557

(a)	See Note 2.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Value determined using significant unobservable inputs.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

(d)	Custom Basket Swap — Termination 1/2/2019 represents a swap on a basket of short equity positions. At November 30, 2018, all constituents and their weightings were as follows:

EQUITY NAME	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)	BASKET WEIGHTING
Adobe Systems, Inc.	$4,734,536	20,411	$(385,173)	7.19%
Alphabet, Inc. — Class A	1,498,478	1,429	(65,080)	2.27%
Annaly Capital Management, Inc.	2,189,000	220,000	(19,242)	3.32%
Apple, Inc.	2,619,300	15,000	(58,732)	3.98%
Avalonbay Communities, Inc.	1,677,510	9,000	(37,192)	2.55%
Bemis Company	643,473	13,339	(6,772)	0.98%
Biogen, Inc.	2,396,250	7,500	(106,039)	3.64%
Booking Holdings, Inc.	1,802,440	1,000	(88,980)	2.74%
Brunswick Corp.	680,115	12,386	23,335	1.03%
Cisco Systems, Inc.	6,835,500	150,000	(343,257)	10.38%
Colgate-Palmolive Co.	5,080,999	80,985	(61,873)	7.71%
Dollar General Corp.	2,692,250	25,000	(81,814)	4.09%
Esterline Technologies Corp.	785,341	6,669	(6,269)	1.19%
Express Scripts Holding Co.	1,070,793	10,803	(25,114)	1.63%
Facebook, Inc.	3,750,450	27,500	(115,369)	5.69%
Federal Realty Investment Trust	2,833,160	22,000	(72,098)	4.30%
Gilead Sciences, Inc.	4,016,400	60,000	(298,976)	6.10%
Hanover Insurance Group, Inc.	633,672	5,717	(21,963)	0.96%
Hollyfrontier Corp.	120,880	2,000	(4,029)	0.18%
Illinois Tool Works	1,035,830	7,622	(23,745)	1.57%
Integrated Device Technology, Inc.	1,806,137	38,355	(32,141)	2.74%
Intelsat S.A.	684,370	26,201	32,926	1.04%
L3 Technologies, Inc.	3,438,185	18,466	54,428	5.22%
Lyondellbasell Industrials — Class A	1,332,134	14,464	(17,162)	2.02%
Pfizer, Inc.	783,587	18,080	(52,051)	1.19%
Twenty-First Century Fox — Class B	1,950,351	40,172	(18,785)	2.96%
Two Harbors Investment Corp.	706,282	50,020	(12,825)	1.07%
UGI Corp.	2,159,920	38,000	(22,629)	3.28%
United Technologies Corp.	1,369,945	10,775	57,478	2.08%
Valero Energy Corp.	4,099,711	52,040	(57,240)	6.22%
Viacom, Inc. — Class B	446,672	14,344	4,130	0.68%

	$65,873,673		$(1,862,256)	100.00%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Schedule of Investments	as of November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

(e)	Custom Basket Swap — Termination 1/22/2019 represents a swap on a basket of short equity positions. At November 30, 2018, all constituents and their weightings were as follows:

EQUITY NAME	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)	BASKET WEIGHTING
Adobe Systems, Inc.	$2,397,060	9,000	$151,609	6.10%
Amazon.com, Inc.	3,311,143	1,703	450,131	8.43%
Baker Hughes, a GE Co.	2,369,000	103,000	20,386	6.03%
Bio-Techne Corp.	1,445,120	8,000	155,472	3.68%
Cubesmart	1,470,750	53,000	(175,323)	3.74%
Essex Property Trust, Inc.	2,453,600	10,000	(177,245)	6.24%
Facebook, Inc. — Class A	2,337,064	14,077	369,941	5.95%
Garmin Ltd.	2,788,400	40,000	136,609	7.10%
Hess Corp.	2,961,920	52,000	161,948	7.54%
Ingredion, Inc.	2,618,000	25,000	4,591	6.66%
Liberty Media Corporation	1,422,220	34,000	62,344	3.62%
Michael Kors Holdings Ltd.	2,181,600	30,000	880,530	5.55%
Navient Corp	1,239,480	99,000	104,644	3.15%
Nutanix, Inc. — Class A	2,064,430	43,000	152,716	5.25%
Pfizer, Inc.	2,941,750	67,240	(282,351)	7.49%
Robert Half International, Inc.	1,521,120	24,000	31,018	3.87%
Tech Data Corp.	1,344,820	19,000	(360,255)	3.42%
Twenty-First Century Fox — Class B	2,431,000	55,000	(252,913)	6.19%

	$39,298,476		$1,433,851	100.00%

(f)	Custom Basket Swap — Termination 1/30/2019 represents a swap on a basket of short equity positions. At November 30, 2018, all constituents and their weightings were as follows:

EQUITY NAME	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)	BASKET WEIGHTING
Abbott Laboratories	$2,616,028	38,471	$(226,535)	4.42%
Apple, Inc.	4,590,003	21,519	742,335	7.76%
Arrow Electronics, Inc.	816,521	12,297	(128,039)	1.38%
Costco Wholesale Corp.	8,660,960	38,000	(128,764)	14.64%
FLIR Systems, Inc.	1,122,329	24,209	10,897	1.90%
Intl Business Machines Corp.	10,386,000	90,000	(914,926)	17.55%
Iron Mountain, Inc.	806,055	25,500	(58,265)	1.36%
Leidos Holdings, Inc.	363,256	5,755	1,554	0.61%
Nasdaq, Inc.	1,320,838	15,389	(81,348)	2.23%
Park Hotels & Resorts, Inc.	949,440	33,047	(66,813)	1.60%
Pfizer, Inc.	12,867,000	300,000	(965,284)	21.74%
Pinnacle West Capital Corp.	1,093,279	13,065	(81,247)	1.85%
Robert Half International, Inc.	842,729	14,135	(29,236)	1.42%
SBACommunications Corp.	892,210	5,500	(45,125)	1.51%
Skyworks Solutions, Inc.	944,975	11,162	130,720	1.60%
TJX Companies Inc	6,830,540	124,000	765,188	11.54%
Torchmark Corp.	1,075,095	12,681	(18,116)	1.82%
Twenty-First Century Fox — Class B	1,742,352	38,471	(139,742)	2.94%
Universal Health Services, Inc.	1,253,715	10,375	(175,990)	2.12%

	$59,173,324		$(1,408,736)	100.00%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Statement of Assets and Liabilities	November 30, 2018 (Unaudited)

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO

ASSETS:
Investments, at fair value(1)(2)	$1,029,414,751	$515,528,407
Dividends and interest receivable	1,725,847	540,969
Receivable for fund shares sold	533,245	326,545
Receivable for investments sold	55,918	—
Securities lending income receivable	8,544	45,642
Receivable from Adviser	5,897	16,006
Cash	14,881	—
Collateral held at broker for futures	157,614	205,346
Collateral segregated for swaps	—	430,000
Other assets	20,425	29,570

Total assets	1,031,937,122	517,122,485

LIABILITIES:
Unrealized depreciation on swap contracts	—	443,571
Payable for fund shares redeemed	1,033,783	262,289
Due to custodian	—	39,789
Payable to custodian	6,566	4,197
Accrued distribution fees	82,984	40,980
Payable for securities on loan	10,688,330	15,152,030
Other accrued expenses	208,999	150,112

Total liabilities	12,020,662	16,092,968

Total net assets	$1,019,916,460	$501,029,517

NET ASSETS CONSIST OF:
Capital stock	$891,446,175	$445,610,731
Total distributable earnings	128,470,285	55,418,786

Total net assets	$1,019,916,460	$501,029,517

Net Assets	$1,019,916,460	$501,029,517
Shares outstanding	87,109,232	45,783,038
Net asset value, offering and redemption price per share	$11.71	$10.94

(1) Cost of Investments	$903,536,734	$457,866,168
(2) Fair value of securities out on loan	10,386,709	14,744,037

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Statement of Assets and Liabilities	November 30, 2018 (Unaudited)

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

ASSETS:
Investments, at fair value(1)(2)	$647,057,384	$240,282,915
Unrealized appreciation on swap contracts	6,983,432	2,701,078
Dividends and interest receivable	2,117,403	680,450
Receivable for swaps sold	27,312	10,128
Receivable for fund shares sold	2,156,965	194,460
Receivable for investments sold	1,751,572	9,601,600
Securities lending income receivable	22,004	14,836
Receivable from Adviser	15,951	40,635
Collateral segregated for swaps	—	1,500,000
Due from broker	3,652,267	2,038,119
Spot trade receivable	101,010	5,585,000
Other assets	23,085	31,220

Total assets	663,908,385	262,680,441

LIABILITIES:
Unrealized depreciation on swap contracts	12,382,014	5,611,305
Spot trade payable	101,104	5,589,563
Payable for swaps purchased	—	93,311
Payable for investment securities purchased	—	10,147
Payable for fund shares redeemed	498,688	830,349
Variation margin payable for futures	856,695	228,821
Due to custodian	759,361	2,346,692
Payable to Trustees	1,124	421
Payable to custodian	50,106	46,719
Accrued distribution fees	54,576	20,876
Payable for securities on loan	27,757,160	7,641,858
Other accrued expenses	159,536	104,131

Total liabilities	42,620,364	22,524,193

Total net assets	$621,288,021	$240,156,248

NET ASSETS CONSIST OF:
Capital stock	$655,213,307	$258,573,903
Total distributable earnings	(33,925,286)	(18,417,655)

Total net assets	$621,288,021	$240,156,248

Net Assets	$621,288,021	$240,156,248
Shares outstanding	62,596,664	24,234,291
Net asset value, offering and redemption price per share	$9.93	$9.91

(1) Cost of Investments	$652,460,785	$245,992,242
(2) Fair value of securities out on loan	27,016,645	7,260,477

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Statement of Assets and Liabilities	November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

ASSETS:
Investments, at fair value(1)(2)	$283,775,202
Unrealized appreciation on swap contracts	5,474,292
Dividends and interest receivable	442,437
Receivable for fund shares sold	361,473
Securities lending income receivable	2,838
Receivable from Adviser	16,937
Cash	8,657
Foreign currencies, at value(3)	1,065,490
Other assets	54,785

Total assets	291,202,111

LIABILITIES:
Unrealized depreciation on swap contracts	8,687,124
Payable for swaps purchased	11,603
Payable for fund shares redeemed	210,558
Variation margin payable for futures	255,609
Due to broker	448,776
Payable to custodian	17,510
Accrued distribution fees	22,891
Payable for securities on loan	26,741,503
Other accrued expenses	84,666

Total liabilities	36,480,240

Total net assets	$254,721,871

NET ASSETS CONSIST OF:
Capital stock	$275,416,195
Total distributable earnings	(20,694,324)

Total net assets	$254,721,871

Net Assets	$254,721,871
Shares outstanding	26,609,339
Net asset value, offering and redemption price per share	$9.57

(1) Cost of Investments	$279,033,168
(2) Fair value of securities out on loan	26,385,854
(3) Cost of foreign currencies	1,065,182

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Statement of Operations	For the Period Ended November 30, 2018 (Unaudited)

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO

INVESTMENT INCOME:
Dividend income	$7,598,343	$3,400,516
Interest income	295,826	196,576
Securities lending income	36,582	140,284

Total investment income	7,930,751	3,737,376

EXPENSES:
Advisory fees (See Note 4)	1,483,773	1,337,212
Distribution (12b-1) fees	494,591	267,442
Fund accounting and administration fees	76,032	80,932
Legal fees	66,704	39,770
Federal and state registration fees	35,582	24,428
Transfer agency fees and expenses	35,410	24,522
Audit and tax related fees	29,467	26,722
Custody fees	24,913	13,921
Chief Compliance Officer compensation	18,972	18,972
Trustees fees and expenses	9,151	5,307
Other expenses	49,815	35,952

Total expenses before Adviser waiver	2,324,410	1,875,180
Expenses waived by Adviser (See Note 4)	(1,576,710)	(1,472,829)

Total net expenses	747,700	402,351

Net investment income	7,183,051	3,335,025

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,374,040)	(2,608,462)
Futures contracts	4,022,053	1,320,109
Swap contracts	(4,284,246)	(753,090)
Net change in unrealized appreciation (depreciation) on:
Investments	21,159,207	(17,139,475)
Futures contracts	810,280	(3,713,698)
Swap contracts	(207,850)	501,010

Net realized and unrealized gain (loss)	15,125,404	(22,393,606)

Net increase (decrease) in net assets resulting from operations	$22,308,455	$(19,058,581)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Statement of Operations	For the Period Ended November 30, 2018 (Unaudited)

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

INVESTMENT INCOME:
Dividend income	$5,600,883	$1,860,403
Interest income	225,332	161,358
Securities lending income	59,108	94,153

Total investment income	5,885,323	2,115,914

EXPENSES:
Advisory fees (See Note 4)	1,401,572	662,757
Distribution (12b-1) fees	311,460	120,501
Custody fees	129,228	122,954
Fund accounting and administration fees	91,866	95,941
Legal fees	41,518	16,699
Transfer agency fees and expenses	37,698	10,431
Federal and state registration fees	30,094	25,890
Audit and tax related fees	29,559	29,559
Chief Compliance Officer compensation	18,972	18,972
Trustees fees and expenses	5,764	2,196
Other expenses	40,488	33,745

Total expenses before Adviser waiver	2,138,219	1,139,645
Expenses waived by Adviser (See Note 4)	(1,505,001)	(889,968)

Total net expenses	633,218	249,677

Net investment income	5,252,105	1,866,237

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(24,676,913)	(10,846,516)
Foreign currency translation	(294,348)	(67,104)
Forward currency contracts	1,709	—
Futures contracts	(11,083,696)	(4,104,037)
Securities sold short	967	—
Swap contracts	(3,152,618)	70,661
Net change in unrealized appreciation (depreciation) on:
Investments	(25,001,804)	(15,701,447)
Foreign currency translation	(10,315)	(8,090)
Futures contracts	2,006,036	422,103
Securities sold short	(404)	—
Swap contracts	(11,345,934)	(5,029,762)

Net realized and unrealized loss	(73,557,320)	(35,264,192)

Net decrease in net assets resulting from operations	$(68,305,215)	$(33,397,955)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Statement of Operations	For the Period Ended November 30, 2018 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO
INVESTMENT INCOME:
Dividend income	$4,439,928
Interest income	209,709
Securities lending income	13,743
Total investment income	4,663,380
EXPENSES:
Advisory fees (See Note 4)	836,950
Distribution (12b-1) fees	139,492
Fund accounting and administration fees	62,965
Federal and state registration fees	50,220
Custody fees	36,588
Audit and tax related fees	29,559
Transfer agency fees and expenses	20,770
Chief Compliance Officer compensation	18,972
Legal fees	18,355
Trustees fees and expenses	2,653
Other expenses	30,714
Total expenses before Adviser waiver	1,247,238
Expenses waived by Adviser (See Note 4)	(957,763)
Total net expenses	289,475
Net investment income	4,373,905
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(11,823,946)
Foreign currency translation	(91,623)
Forward currency contracts	(226,152)
Futures contracts	(27,842,458)
Swap contracts	2,829,760
Net change in unrealized appreciation (depreciation) on:
Investments	(3,634,946)
Foreign currency translation	10,148
Forward currency contracts	226,152
Futures contracts	11,212,429
Swap contracts	(4,489,699)
Net realized and unrealized loss	(33,830,335)
Net decrease in net assets resulting from operations	$(29,456,430)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Statement of Changes in Net Assets

	ELEMENTS U.S. PORTFOLIO		ELEMENTS U.S. SMALL CAP PORTFOLIO

	PERIOD ENDED NOVEMBER 30, 2018 (UNAUDITED)	YEAR ENDED MAY 31, 2018	PERIOD ENDED NOVEMBER 30, 2018 (UNAUDITED)	YEAR ENDED MAY 31, 2018

OPERATIONS:
Net investment income	$7,183,051	$11,729,421	$3,335,025	$6,991,516
Net realized gain (loss) on:
Investments	(6,374,040)	(4,763,430)	(2,608,462)	(8,499,638)
Futures contracts	4,022,053	3,772,940	1,320,109	3,965,977
Swap contracts	(4,284,246)	(2,070,903)	(753,090)	1,405,729
Net change in unrealized appreciation (depreciation) on:
Investments	21,159,207	96,802,468	(17,139,475)	77,995,649
Futures contracts	810,280	(1,104,790)	(3,713,698)	976,298
Swap contracts	(207,850)	207,850	501,010	(944,579)
Net increase (decrease) in net assets resulting from operations	22,308,455	104,573,556	(19,058,581)	81,890,952

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions(1)	—	(8,149,280)	—	(5,618,678)
Total distributions	—	(8,149,280)	—	(5,618,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	125,923,613	274,412,617	55,643,653	116,390,890
Proceeds from shares issued to holders in reinvestment of dividends	—	7,685,699	—	4,316,415
Cost of shares redeemed	(59,659,873)	(63,253,906)	(60,632,749)	(95,015,674)
Net increase (decrease) in net assets from capital share transactions	66,263,740	218,844,410	(4,989,096)	25,691,631
Total increase (decrease) in net assets	88,572,195	315,268,686	(24,047,677)	101,963,905

NET ASSETS:
Beginning of period	931,344,265	616,075,579	525,077,194	423,113,289

End of period	$1,019,916,460	$931,344,265 *	$501,029,517	$525,077,194 *

(1)	Includes net investment income distributions of $7,729,315 and $4,813,383 and net realized gain distributions of $419,965 and $805,295 for the year ended May 31, 2018, for Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio, respectively.
*	Includes accumulated net investment income of $5,397,854 and $2,902,854 for the year ended May 31, 2018, for Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio, respectively.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Statement of Changes in Net Assets

	ELEMENTS INTERNATIONAL PORTFOLIO		ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	PERIOD ENDED NOVEMBER 30, 2018 (UNAUDITED)	YEAR ENDED MAY 31, 2018	PERIOD ENDED NOVEMBER 30, 2018 (UNAUDITED)	YEAR ENDED MAY 31, 2018

OPERATIONS:
Net investment income	$5,252,105	$9,949,767	$1,866,237	$3,203,054
Net realized gain (loss) on:
Investments	(24,676,913)	(33,338)	(10,846,516)	(549,559)
Foreign currency translation	(294,348)	2,561,773	(67,104)	1,132,919
Forward currency contracts	1,709	—	—	—
Futures contracts	(11,083,696)	5,292,297	(4,104,037)	2,343,036
Securities sold short	967	—	—	—
Swap contracts	(3,152,618)	4,198,382	70,661	2,214,002
Net change in unrealized appreciation (depreciation) on:
Investments	(25,001,804)	19,776,530	(15,701,447)	10,158,446
Foreign currency translation	(10,315)	(1,199,917)	(8,090)	(824,324)
Futures contracts	2,006,036	(6,385,881)	422,103	(1,755,907)
Securities sold short	(404)	404	—	—
Swap contracts	(11,345,934)	6,044,954	(5,029,762)	2,066,655
Net increase (decrease) in net assets resulting from operations	(68,305,215)	40,204,971	(33,397,955)	17,988,322

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions(1)	—	(9,862,605)	—	(4,688,352)
Total distributions	—	(9,862,605)	—	(4,688,352)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	258,969,962	250,594,918	93,619,168	94,827,677
Proceeds from shares issued to holders in reinvestment of dividends	—	9,158,096	—	4,394,257
Cost of shares redeemed	(159,861,244)	(73,973,111)	(50,860,747)	(12,990,482)
Net increase in net assets from capital share transactions	99,108,718	185,779,903	42,758,421	86,231,452
Total increase in net assets	30,803,503	216,122,269	9,360,466	99,531,422

NET ASSETS:
Beginning of period	590,484,518	374,362,249	230,795,782	131,264,360

End of period	$621,288,021	$590,484,518 *	$240,156,248	$230,795,782 *

(1)	Includes net investment income distributions of $7,854,166 and $2,802,025 and net realized gain distributions of $2,008,439 and $1,886,327 for the year ended May 31, 2018, for Elements International Portfolio and Elements International Small Cap Portfolio, respectively.
*	Includes accumulated net investment income of $6,848,710 and $1,828,313 for the year ended May 31, 2018, for Elements International Portfolio and Elements International Small Cap Portfolio, respectively.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Statement of Changes in Net Assets

	ELEMENTS EMERGING MARKETS PORTFOLIO

	PERIOD ENDED NOVEMBER 30, 2018 (UNAUDITED)	YEAR ENDED MAY 31, 2018

OPERATIONS:
Net investment income	$4,373,905	$3,042,428
Net realized gain (loss) on:
Investments	(11,823,946)	951,559
Foreign currency translation	(91,623)	(3,162)
Forward currency contracts	(226,152)	(8,378)
Futures contracts	(27,842,458)	23,259,955
Swap contracts	2,829,760	(1,887,361)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,634,946)	8,376,979
Foreign currency translation	10,148	(10,304)
Forward currency contracts	226,152	(226,152)
Futures contracts	11,212,429	(11,018,742)
Swap contracts	(4,489,699)	1,276,866
Net increase (decrease) in net assets resulting from operations	(29,456,430)	23,753,688

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions(1)	—	(14,991,583)
Total distributions	—	(14,991,583)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	110,010,255	278,569,475
Proceeds from shares issued to holders in reinvestment of dividends	—	14,277,937
Cost of shares redeemed	(101,401,849)	(26,039,622)
Net increase in net assets from capital share transactions	8,608,406	266,807,790
Total increase (decrease) in net assets	(20,848,024)	275,569,895

NET ASSETS:
Beginning of period	275,569,895	—

End of period	$254,721,871	$275,569,895 *

(1)	Includes net investment income distributions of $1,283,564 and net realized gain distributions of $13,708,019 for the year ended May 31, 2018, for Elements Emerging Markets Portfolio.
*	Includes accumulated net investment income of $1,747,324 for the year ended May 31, 2018, for Elements Emerging Markets Portfolio.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

[Intentionally Left Blank]

Financial Highlights	November 30, 2018 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(4)	Net Realized and Unrealized Gains (Losses)	Total Income (Loss) from Investment Operations
ELEMENTS U.S. PORTFOLIO
Period Ended November 30, 2018	$11.43	0.09	0.19	0.28
Year Ended May 31, 2018	$10.12	0.16	1.26	1.42
Period Ended May 31, 2017(1)	$10.00	0.03	0.09	0.12
ELEMENTS U.S. SMALL CAP PORTFOLIO
Period Ended November 30, 2018	$11.42	0.07	(0.55)	(0.48)
Year Ended May 31, 2018	$9.81	0.15	1.58	1.73
Period Ended May 31, 2017(1)	$10.00	0.02	(0.21)	(0.19)
ELEMENTS INTERNATIONAL PORTFOLIO
Period Ended November 30, 2018	$11.03	0.09	(1.19)	(1.10)
Year Ended May 31, 2018	$10.29	0.21	0.73	0.94
Period Ended May 31, 2017(2)	$10.00	0.01	0.28	0.29
ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
Period Ended November 30, 2018	$11.35	0.08	(1.52)	(1.44)
Year Ended May 31, 2018	$10.36	0.19	1.08	1.27
Period Ended May 31, 2017(2)	$10.00	0.01	0.35	0.36
ELEMENTS EMERGING MARKETS PORTFOLIO
Period Ended November 30, 2018	$10.63	0.16	(1.22)	(1.06)
Year Ended May 31, 2018(3)	$10.00	0.14	1.19	1.33
(1)	The Portfolio commenced operations on April 3, 2017.
(2)	The Portfolio commenced operations on May 1, 2017.
(3)	The Portfolio commenced operations on June 1, 2017.
(4)	Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were waived or reimbursed by the Adviser.
(5)	Results shown reflect the reinvestment of all dividends, are net of fees and expenses, and reflect waivers of all of the Portfolio’s investment management fees and partial reimbursement of the Portfolio’s expenses by Stone Ridge. Stone Ridge has contractually agreed to waive its management fee entirely through September 30, 2021 and to pay or otherwise bear operating expenses as necessary to limit total annualized expenses, other than certain excluded expenses, of the Portfolios to 0.15% (for the Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio) or 0.20% (for the Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio) for the period from September 28, 2018 through September 30, 2019. Fee waivers and expense reimbursement may be discontinued after such dates. In the absence of fee waivers and reimbursements, returns for the Portfolios would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(6)	Not annualized.
(7)	Annualized.
(8)	Turnover calculation for the Portfolio’s single stock factor investing. Calculated as the lesser of notional bought or sold in equities and single-name equity derivatives, divided by average net assets for the period. Excludes activity that the Adviser believes contributes minimal transaction cost and activity in other products such as index derivatives.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Financial Highlights	November 30, 2018 (Unaudited)

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Invest ment Income	Net Realized Gains	Total Distribu tions	Net Asset Value, End of Period	Total Return(5)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimburse ment/ Recoup ment)		Ratio of Expenses to Average Net Assets (After Expense Reimburse ment/ Recoup ment)		Ratio of Net Invest ment Income (Loss) to Average Net Assets (Before Expense Reimburse ment/ Recoup ment)		Ratio of Net Invest ment Income to Average Net Assets (After Expense Reimburse ment/ Recoup ment)		Portfolio Turnover Rate		Portfolio Turnover Rate(8)

—	—	—	$11.71	2.45	%(6)	$1,019,916	0.47	%(7)	0.15	%(7)	1.13	%(7)	1.45	%(7)	22.29	%(6)	8.83	%(6)
(0.10)	(0.01)	(0.11)	$11.43	14.02%		$931,344	0.51%		0.15%		1.06%		1.42%		21.56%		14.17%
—	—	—	$10.12	1.20	%(6)	$616,076	0.66	%(7)	0.00	%(7)	1.16	%(7)	1.82	%(7)	0.40	%(6)	N/A

—	—	—	$10.94	(4.20	)%(6)	$501,030	0.70	%(7)	0.15	%(7)	0.70	%(7)	1.25	%(7)	29.68	%(6)	13.96	%(6)
(0.10)	(0.02)	(0.12)	$11.42	17.65%		$525,077	0.75%		0.15%		0.78%		1.38%		25.19%		21.06%
—	—	—	$9.81	(1.90	)%(6)	$423,113	0.91	%(7)	0.00	%(7)	0.37	%(7)	1.28	%(7)	0.01	%(6)	N/A

—	—	—	$9.93	(9.97	)%(6)	$621,288	0.69	%(7)	0.20	%(7)	1.20	%(7)	1.69	%(7)	50.49	%(6)	28.41	%(6)
(0.16)	(0.04)	(0.20)	$11.03	9.22%		$590,485	0.76%		0.21%		1.38%		1.93%		20.84%		13.52%
—	—	—	$10.29	2.90	%(6)	$374,362	1.23	%(7)	0.00	%(7)	(0.59	)%(7)	0.64	%(7)	0.00	%(6)	N/A

—	—	—	$9.91	(12.69	)%(6)	$240,156	0.95	%(7)	0.21	%(7)	0.81	%(7)	1.55	%(7)	44.96	%(6)	28.61	%(6)
(0.17)	(0.11)	(0.28)	$11.35	12.34%		$230,796	1.11%		0.21%		0.81%		1.71%		19.19%		9.84%
—	—	—	$10.36	3.60	%(6)	$131,264	2.65	%(7)	0.00	%(7)	(1.60	)%(7)	1.05	%(7)	0.00	%(6)	N/A

—	—	—	$9.57	(9.97	)%(6)	$254,722	0.89	%(7)	0.21	%(7)	2.45	%(7)	3.14	%(7)	87.01	%(6)	10.84	%(6)
(0.06)	(0.64)	(0.70)	$10.63	13.46%		$275,570	0.98%		0.22%		0.56%		1.32%		60.28%		4.49%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) is an open-end management investment company, organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio, each a “Portfolio” and collectively the “Elements Portfolios.”

Each Portfolio is classified as non-diversified under the 1940 Act. The Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio commenced operations on April 3, 2017. The Elements International Portfolio and the Elements International Small Cap Portfolio commenced operations on May 1, 2017. The Elements Emerging Markets Portfolio commenced operations on June 1, 2017. Each Portfolio offers one class of shares with no front-end or back-end sales charges and a 0.10% 12b-1 fee to investors. No Portfolio charges redemption fees. Each Portfolio has an unlimited number of authorized shares.

The investment objective of each Portfolio is to seek long-term capital appreciation. The Elements U.S. Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. companies. The Elements U.S. Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. small capitalization companies. The Elements International Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of companies associated with countries, other than the United States, with developed markets. The Elements International Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of small capitalization companies associated with countries, other than the United States, with developed markets. The Elements Emerging Markets Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of companies associated with countries with emerging or frontier markets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Elements Portfolios in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Elements Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement The Board of Trustees (“Board”) of Stone Ridge Trust has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee composed of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Elements Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as forward currency contracts, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Elements Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Elements Portfolios can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 3 to Level 1 occurred because quoted prices became available for the securities. The following tables summarize the inputs used to value the Elements Portfolios’ investments as of November 30, 2018.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio (1)
Assets
Common Stocks	$984,179,316	$—	$—	$984,179,316
Real Estate Investment Trusts	244,512	—	—	244,512
Money Market Funds	14,308,649	—	—	14,308,649
U.S. Treasury Bills	—	19,993,944	—	19,993,944
Investments Purchased with the Cash Proceeds from Securities Lending	10,688,330	—	—	10,688,330

Total Assets	$1,009,420,807	$19,993,944	$—	$1,029,414,751
Other Financial Instruments*
Unrealized depreciation on futures contracts	$(310,088)	$—	$—	$(310,088)

Total	$(310,088)	$—	$—	$(310,088)

Elements U.S. Small Cap Portfolio (1)
Assets
Common Stocks	$475,124,390	$—	$4,664	$475,129,054
Real Estate Investment Trusts	941,567	—	—	941,567
Rights	—	—	17,992	17,992
Money Market Funds	14,390,761	—	—	14,390,761
U.S. Treasury Bills	—	9,897,003	—	9,897,003
Investments Purchased with the Cash Proceeds from Securities Lending	15,152,030	—	—	15,152,030

Total Assets	$505,608,748	$9,897,003	$22,656	$515,528,407
Other Financial Instruments*
Unrealized depreciation on futures contracts	$(2,780,027)	$—	$—	$(2,780,027)
Unrealized depreciation on swap contracts	—	(443,571)	—	(443,571)

Total	$(2,780,027)	$(443,571)	$—	$(3,223,598)

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements International Portfolio (1)
Assets
Common Stocks	$589,502,372	$—	$—	$589,502,372
Preferred Stocks	5,036,337	—	—	5,036,337
Real Estate Investment Trusts	10,053,101	—	—	10,053,101
Money Market Funds	3,385,209	—	—	3,385,209
U.S. Treasury Bills	—	11,323,205	—	11,323,205
Investments Purchased with the Cash Proceeds from Securities Lending	27,757,160	—	—	27,757,160

Total Assets	$635,734,179	$11,323,205	$—	$647,057,384
Other Financial Instruments*
Unrealized appreciation on futures contracts	$284,274	$—	$—	$284,274
Unrealized depreciation on futures contracts	(4,461,038)	—	—	(4,461,038)
Unrealized appreciation on swap contracts	—	6,983,432	—	6,983,432
Unrealized depreciation on swap contracts	—	(12,382,014)	—	(12,382,014)

Total	$(4,176,764)	$(5,398,582)	$—	$(9,575,346)

Elements International Small Cap Portfolio (1)
Assets
Common Stocks	$217,322,626	$—	$—	$217,322,626
Preferred Stocks	411,763	—	—	411,763
Real Estate Investment Trusts	822,550	—	—	822,550
Rights	—	—	49,684	49,684
Money Market Funds	7,695,252	—	—	7,695,252
U.S. Treasury Bills	—	6,339,182	—	6,339,182
Investments Purchased with the Cash Proceeds from Securities Lending	7,641,858	—	—	7,641,858

Total Assets	$233,894,049	$6,339,182	$49,684	$240,282,915
Other Financial Instruments*
Unrealized appreciation on futures contracts	$168,363	$—	$—	$168,363
Unrealized depreciation on futures contracts	(1,484,394)	—	—	(1,484,394)
Unrealized appreciation on swap contracts	—	2,701,078	—	2,701,078
Unrealized depreciation on swap contracts	—	(5,611,305)	—	(5,611,305)

Total	$(1,316,031)	$(2,910,227)	$—	$(4,226,258)

Elements Emerging Markets Portfolio (1)
Assets
Common Stocks	$215,086,536	$—	$—	$215,086,536
Real Estate Investment Trusts	14,648,916	—	—	14,648,916
Rights	—	—	—	—
Money Market Funds	21,301,845	—	—	21,301,845
U.S. Treasury Bills	—	5,996,402	—	5,996,402
Investments Purchased with the Cash Proceeds from Securities Lending	26,741,503	—	—	26,741,503

Total Assets	$277,778,800	$5,996,402	$—	$283,775,202
Other Financial Instruments*
Unrealized appreciation on futures contracts	$193,687	$—	$—	$193,687
Unrealized appreciation on swap contracts	—	5,474,292	—	5,474,292
Unrealized depreciation on swap contracts	—	(8,012,403)	(674,721)	(8,687,124)

Total	$193,687	$(2,538,111)	$(674,721)	$(3,019,145)

*	Other financial instruments are derivatives, such as futures contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	The Elements Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

Below is a reconciliation that details the activity of securities in Level 3 during the period ended November 30, 2018:

	ELEMENTS U.S. SMALL CAP PORTFOLIO		ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
	COMMON STOCKS	RIGHTS	RIGHTS	COMMON STOCKS	RIGHTS	SWAP CONTRACTS
Beginning Balance—June 1, 2018	$7,719	$—	$—	$70,828	$—	$—
Acquisitions	—	—	—	276,270	—	—
Dispositions	(982)	—	55,821	—	—	—
Realized gains	982	—	—	—	—	—
Return of capital	—	—	—	—	—	—
Change in unrealized depreciation	(3,055)	17,992	(6,137)	(6,631)	—	(674,721)
Transfers in/(out) of Level 3	—	—	—	(340,467)	—	—
Ending Balance—November 30, 2018	$4,664	$17,992	$49,684	$—	$—	$(674,721)

As of November 30, 2018, the change in unrealized appreciation (depreciation) on positions still held in the Elements U.S. Small Cap Portfolio were $(3,055) and $17,992 for common stocks and rights, respectively, in the Elements International Small Cap Portfolio were $(6,137) for rights, and in the Elements Emerging Markets Portfolio were $0 and $(674,721) for rights and swap contracts, respectively.

Unobservable inputs used to value a Portfolio’s investment in equity securities or equity swaps potentially include the analytical data relating to the security and issuer from the issuer’s financial statements, press releases and public filings, relevant material news events and other factors deemed relevant by the Adviser Valuation Committee. Significant changes in any of these inputs could impact the fair value measurement of the position.

Derivative Transactions — All of the Elements Portfolios engaged in futures and swap transactions while the Elements Emerging Markets Portfolio also engaged in forward currency transactions. These transactions were for speculative purposes, to maintain liquidity, hedge equity and foreign exchange rate exposure or to earn an enhanced return during the period ended November 30, 2018.

Futures Contracts — All of the Elements Portfolios engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A currency future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the specified currencies at the close of the last trading day of the contract and the price at which the currency contract originally was written. The Elements Portfolios are also authorized to purchase or sell call and put options on futures contracts. Each Portfolio may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

The average notional amount of futures contracts during the period ended November 30, 2018, were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Long futures contracts
Equity index contracts	$65,081,575	$61,964,204	$164,024,601	$57,496,723	$134,560,173
Total long futures contracts	$65,081,575	$61,964,204	$164,024,601	$57,496,723	$134,560,173

Total Return Swaps — All of the Elements Portfolios enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. The Elements Portfolios use swaps for both speculative and hedging purposes.

The average notional amount of total return swaps held during the period ended November 30, 2018, were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Swaps
Equity contracts	$40,035,068	$44,574,778	$278,561,724	$81,603,522	$366,710,992
Total swaps	$40,035,068	$44,574,778	$278,561,724	$81,603,522	$366,710,992

Forward Currency Contracts — The Elements Emerging Markets Portfolio enters into, and the other Elements Portfolios may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollars. The Portfolio’s net equity therein, represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts.

The average notional amount of forward currency contracts held during the period ended November 30, 2018 was as follows:

ELEMENTS EMERGING MARKETS PORTFOLIO
Forwards
Long foreign exchange contracts	$1,884,946
Short foreign exchange contracts	$1,956,925
Total forwards	$3,841,871

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

The tables below reflect the values of the derivative assets and liabilities as reflected in each Portfolio’s Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements International Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	$73,356
Foreign exchange contracts	Net assets—Unrealized appreciation*	210,918

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	6,983,432

Elements International Small Cap Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	44,937
Foreign exchange contracts	Net assets—Unrealized appreciation*	123,426

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	2,701,078

Elements Emerging Markets Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	193,687

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	5,474,292

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Futures
Equity contracts	Net assets—Unrealized depreciation*	$(310,088)

Elements U.S. Small Cap Portfolio
Futures
Equity contracts	Net assets—Unrealized depreciation*	(2,780,027)

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(443,571)

Elements International Portfolio
Futures
Foreign exchange contracts	Net assets—Unrealized depreciation*	(4,461,038)

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(12,382,014)

Elements International Small Cap Portfolio
Futures
Foreign exchange contracts	Net assets—Unrealized depreciation*	1,484,394

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(5,611,305)

Elements Emerging Markets Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(8,687,124)

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended November 30, 2018.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity contracts	$4,022,053	$(4,284,246)	$—	$(262,193)

Elements U.S. Small Cap Portfolio
Equity contracts	1,320,109	(753,090)	—	567,019

Elements International Portfolio
Equity contracts	(4,412,892)	(3,152,618)	—	(7,565,510)
Foreign exchange contracts	(6,670,804)	—	1,709	(6,669,095)

Elements International Small Cap Portfolio
Equity contracts	(2,196,295)	70,661	—	(2,125,634)
Foreign exchange contracts	(1,907,742)	—	—	(1,907,742)

Elements Emerging Markets Portfolio
Equity contracts	(27,842,458)	2,829,760	—	(25,012,698)
Foreign exchange contracts	—	—	(226,152)	(226,152)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity contracts	$810,280	$(207,850)	$—	$602,430

Elements U.S. Small Cap Portfolio
Equity contracts	(3,713,698)	501,010	—	(3,212,688)

Elements International Portfolio
Equity contracts	1,273,268	(11,345,934)	—	(10,072,666)
Foreign exchange contracts	732,768	—	—	732,768

Elements International Small Cap Portfolio
Equity contracts	277,584	(5,029,762)	—	(4,752,178)
Foreign exchange contracts	144,519	—	—	144,519

Elements Emerging Markets Portfolio
Equity contracts	11,212,429	(4,489,699)	—	6,722,730
Foreign exchange contracts	—	—	226,152	226,152

(b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

The Elements Portfolios are each subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Elements Portfolios to individually close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at prearranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Elements U.S. Portfolio
Total return swap contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Elements U.S. Small Cap Portfolio
Total return swap contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Elements International Portfolio
Total return swap contracts	$6,983,432	$—	$6,983,432	$(5,600,714)	$—	$1,382,718
	$6,983,432	$—	$6,983,432	$(5,600,714)	$—	$1,382,718
Elements International Small Cap Portfolio
Total return swap contracts	$2,701,078	$—	$2,701,078	$(2,701,078)	$—	$—
	$2,701,078	$—	$2,701,078	$(2,701,078)	$—	$—
Elements Emerging Markets Portfolio
Total return swap contracts	$5,474,292	$—	$5,474,292	$(5,356,735)	$—	$117,557
	$5,474,292	$—	$5,474,292	$(5,356,735)	$—	$117,557

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Elements U.S. Portfolio
Total return swap contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Elements U.S. Small Cap Portfolio
Total return swap contracts	$443,571	$—	$443,571	$—	$430,000	$13,571
	$443,571	$—	$443,571	$—	$430,000	$13,571
Elements International Portfolio
Total return swap contracts	$12,382,014	$—	$12,382,014	$(5,600,714)	$6,781,300	$—
	$12,382,014	$—	$12,382,014	$(5,600,714)	$6,781,300	$—
Elements International Small Cap Portfolio
Total return swap contracts	$5,611,305	$—	$5,611,305	$(2,701,078)	$2,910,227	$—
	$5,611,305	$—	$5,611,305	$(2,701,078)	$2,910,227	$—
Elements Emerging Markets Portfolio
Total return swap contracts	$8,687,124	$—	$8,687,124	$(5,356,735)	$3,330,389	$—
	$8,687,124	$—	$8,687,124	$(5,356,735)	$3,330,389	$—

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business, the Elements Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Elements Portfolios’ maximum exposure under these arrangements cannot be known; however, the Elements Portfolios expect any risk of loss to be remote.

(e) Federal Income Taxes The Elements Portfolios qualify and intend to continue to qualify as regulated investment companies (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Elements Portfolios will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Elements Portfolios intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Elements Portfolios each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Elements Portfolios’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Elements Portfolios do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio invest primarily in foreign-issued securities. Investments in foreign (non-U.S.) issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing directly or indirectly in foreign securities may result in a Portfolio experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

If the Elements Portfolios invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Elements Portfolios are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Elements Portfolios may invest a portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

(j) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Elements Portfolios is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Elements Portfolios to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Elements Portfolios’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(k) Counterparties The counterparties presented in the Schedules of Investments are as follows: A: Goldman Sachs International, B: Morgan Stanley Capital Services LLC, C: UBS Group AG

(l) Securities Lending The Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio entered into securities lending arrangements with Securities Finance Trust Company (a “securities lending agent”). The Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio entered into securities lending arrangements with Brown Brothers Harriman & Co. (a “securities lending agent”). Under the terms of the agreements, the securities lending agent is authorized to loan securities on behalf of the Elements Portfolios to approved borrowers. In exchange, the Elements Portfolios receive collateral in the amount of 102% of the value of securities loaned for domestic securities and 105% of the value of securities loaned with respect to foreign securities and the loans are marked to market daily. The Elements Portfolios’ cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the borrower may fail to return the securities in a timely manner or at all. As a result, the Elements Portfolios may lose money and there may be a delay in recovering securities. In addition, the Elements Portfolios bear the risk of loss associated with the investment of collateral received. After predetermined rebates to borrowers, a percentage of the net securities lending revenue is credited to the applicable Elements Portfolio. The securities lending agent is paid a fee for administering a securities lending program for the Elements Portfolios, equal to a predetermined percentage of such net securities lending revenues. Securities lending income is disclosed in the Elements Portfolios’ Statement of Operations.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Elements Portfolios intend to be taxed as RICs and intend to distribute substantially all taxable income and capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share. Permanent differences for the period ended May 31, 2018, were primarily attributable to differences in the book and tax treatment of foreign currencies realized gains and losses, distributions from real estate investment trusts and investment in passive foreign investment companies.

For the year ended May 31, 2018, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Elements Portfolios’ net assets as follows:

PORTFOLIO	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Elements U.S. Portfolio	$(2,719)	$2,719	$—
Elements U.S. Small Cap Portfolio	(98)	98	—
Elements International Portfolio	2,575,341	(2,575,341)	—
Elements International Small Cap Portfolio	1,139,322	(1,139,322)	—
Elements Emerging Markets Portfolio	(11,540)	11,540	—

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

As of May 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Tax cost of Investments	835,888,809	467,889,113	550,869,372	210,981,737	274,600,116
Unrealized Appreciation	130,697,258	99,045,773	50,116,028	23,840,203	37,037,848
Unrealized Depreciation	(31,216,702)	(28,274,416)	(30,418,218)	(13,366,990)	(39,733,675)
Net unrealized appreciation (depreciation)	99,480,556	70,771,357	19,697,810	10,473,213	(2,695,827)
Undistributed Ordinary Income	6,681,276	2,902,854	16,085,782	5,061,112	12,830,839
Undistributed Long-Term Capital Gains	—	803,137	—	—	—
Distributable earnings	6,681,276	3,705,991	16,085,782	5,061,112	12,830,839
Post October Capital Loss/Late Year Ordinary Loss Deferral	—	—	(1,403,662)	(554,152)	(1,123,695)
Other accumulated loss	—	—	—	—	(249,212)
Total accumulated gain/(loss)	106,161,832	74,477,348	34,379,930	14,980,173	8,762,105

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily attributable to passive foreign investments and wash sales loss deferrals.

The tax character of distributions paid during the year ended May 31, 2018 was as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
	YEAR ENDED MAY 31, 2018	YEAR ENDED MAY 31, 2018	YEAR ENDED MAY 31, 2018	YEAR ENDED MAY 31, 2018	YEAR ENDED MAY 31, 2018
Distributions paid from:
Ordinary Income	$7,965,223	$5,215,054	$8,060,355	$3,519,708	$6,954,814
Long Term Capital Gain	184,057	403,624	1,802,250	1,168,644	8,036,769
Return of Capital	—	—	—	—	—

Total Distributions Paid	8,149,280	5,618,678	9,862,605	4,688,352	14,991,583

Each of the Portfolios designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gains to zero for the tax year ended May 31, 2018.

The Portfolios do not have net capital losses to be carried forward to future years.

Pursuant to Federal income tax regulations applicable to RICs, the Portfolios elected to defer, on a tax basis, capital losses incurred between November 1, 2017 and May 31, 2018. These losses are deemed to arise on June 1, 2018. There are no capital loss carryovers for the year ended May 31, 2018.

Elements U.S. Portfolio	$—
Elements U.S. Small Cap Portfolio	—
Elements International Portfolio	1,403,662
Elements International Small Cap Portfolio	554,152
Elements Emerging Markets Portfolio	1,123,695

The Portfolios did not incur Late Year Ordinary Losses between January 1, 2018 and May 31, 2018.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the year ended May 31, 2018. As of May 31, 2018 open tax years include the periods ended May 31, 2017 and 2018. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Portfolios did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the Elements Portfolios’ investment adviser, and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Elements Portfolios.

As compensation for its services, the Adviser is paid by each of the Elements Portfolios a fee, computed daily and paid monthly in arrears, at the annual rate of 0.30% of the average daily net assets for the Elements U.S. Portfolio, 0.50% of the average daily net assets for the Elements U.S. Small Cap Portfolio, 0.45% of the average daily net assets for the Elements International Portfolio, 0.55% of the average daily net assets of the Elements International Small Cap Portfolio, and 0.60% of the average daily net assets of the Elements Emerging Markets Portfolio.

Effective September 28, 2018 and through September 30, 2021 for the Elements Portfolios, the Adviser has agreed to waive its management fee in its entirety. In addition, effective September 28, 2018 and through September 30, 2019, the Adviser has agreed to pay or otherwise bear operating and other expenses of certain portfolios (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Portfolios’ business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Elements Portfolios’ total annualized expenses, other than Excluded Expenses, and for the period from September 28, 2018 through September 30, 2019, to 0.15% of the average daily net assets attributable to the applicable Portfolio for the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio and 0.20% of the average daily net assets attributable to the applicable Portfolio for the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio.

As of November 30, 2018, the amounts waived or reimbursed by the Adviser during the fiscal period ended with respect to the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio were $1,576,710, $1,472,829, $1,505,001, $889,968, and $957,763, respectively.

As of September 28, 2018, expenses reimbursed by the Adviser, not including advisory fees waived, on or after such date will be available for recoupment to the extent that the expenses for the Portfolio after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment. However, the Adviser shall not be permitted to recoup any such expenses beyond three years from the month end in which the Adviser reimbursed an expense. As of November 30, 2018, no expenses have been recouped by the Adviser. As of November 30, 2018, the amounts available to be recouped by the Adviser with respect to the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio were as follows:

PORTFOLIO	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY MAY 31, 2022)
Elements U.S. Portfolio	$13,064
Elements U.S. Small Cap Portfolio	34,159
Elements International Portfolio	32,041
Elements International Small Cap Portfolio	86,405
Elements Emerging Markets Portfolio	34,022

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

(b) Custodian, Administrator and Transfer Agent The custodians to the Trust are U.S. Bank, N.A for the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio and Brown Brothers Harriman & Co. for the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A. doing business as U.S. Bank Global Fund Services.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Elements Portfolios’ distributor.

5. Distribution Plan

The Elements Portfolios pay Rule 12b-1 fees to compensate financial intermediaries in connection with (i) personal and account maintenance services rendered to Portfolio shareholders (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of Portfolio shares (fees for such services, if any, “distribution fees”). Servicing fees and distribution fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Portfolio at the maximum annual rate of 0.25% of such Portfolio’s average daily net assets. Each Portfolio currently pays a rate of 0.10% unless authorized by the Board to pay a higher rate (not to exceed 0.25%). These fees are paid out of each Portfolio’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Distributor does not retain any portion of the distribution fees. The Adviser performs certain services and incurs certain expenses with respect to the promotion of Portfolio shares and the servicing of shareholders. If amounts remain from the 12b-1 fees after the Distributor has paid the intermediaries, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears in connection with the distribution of Portfolio shares.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

7. Investment Transactions

For the period ended November 30, 2018, aggregate purchases and sales of securities (excluding short-term securities) by the Elements Portfolios were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Purchases	$293,389,413	$157,212,646	$419,828,459	$138,184,348	$223,085,838
Sales	212,490,677	150,148,399	295,881,026	97,724,222	233,607,634
U.S. Government Security Purchases	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—

8. Capital Share Transactions

ELEMENTS U.S. PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2018	YEAR ENDED MAY 31, 2018
Shares sold	10,644,675	25,543,456
Shares issued to holders in reinvestment of dividends	—	683,781
Shares redeemed	(5,005,783)	(5,638,072)
Net increase in shares	5,638,892	20,589,165
Shares outstanding:
Beginning of year	81,470,340	60,881,175
End of year	87,109,232	81,470,340

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2018	YEAR ENDED MAY 31, 2018
Shares sold	4,920,501	11,100,520
Shares issued to holders in reinvestment of dividends	—	400,039
Shares redeemed	(5,132,888)	(8,615,960)
Net increase (decrease) in shares	(212,387)	2,884,599
Shares outstanding:
Beginning of year	45,995,425	43,110,826
End of year	45,783,038	45,995,425

ELEMENTS INTERNATIONAL PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2018	YEAR ENDED MAY 31, 2018
Shares sold	24,677,055	22,998,616
Shares issued to holders in reinvestment of dividends	—	838,653
Shares redeemed	(15,633,653)	(6,657,301)
Net increase in shares	9,043,402	17,179,968
Shares outstanding:
Beginning of year	53,553,262	36,373,294
End of year	62,596,664	53,553,262

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2018	YEAR ENDED MAY 31, 2018
Shares sold	8,897,720	8,418,582
Shares issued to holders in reinvestment of dividends	—	394,104
Shares redeemed	(5,002,755)	(1,146,308)
Net increase in shares	3,894,965	7,666,378
Shares outstanding:
Beginning of year	20,339,326	12,672,948
End of year	24,234,291	20,339,326

ELEMENTS EMERGING MARKETS PORTFOLIO	PERIOD ENDED NOVEMBER 30, 2018	YEAR ENDED MAY 31, 2018
Shares sold	11,521,289	27,019,063
Shares issued to holders in reinvestment of dividends	—	1,374,200
Shares redeemed	(10,833,539)	(2,471,674)
Net increase in shares	687,750	25,921,589
Shares outstanding:
Beginning of year	25,921,589	—
End of year	26,609,339	25,921,589

9. Financing

The Portfolios may obtain leverage through borrowings in seeking to achieve their investment objectives. As of November 30, 2018, the Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio, along with six other series of the Trust advised by the Adviser (the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”), the Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”) and the Stone Ridge Global Equity Variance Risk Premium Fund (the “Global Equity VRP Master Fund”), shared an umbrella line of credit with a maximum withdrawal capacity of the lesser of (1) $50,000,000 across all Stone Ridge Trust funds less any loans outstanding with Stone Ridge Trust III to the extent

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Notes to Financial Statements	November 30, 2018 (Unaudited)

such loans exceed $25,000,000 or (2) (a) for funds with a secured line of credit, 33.3% of the net market value of the collateral posted by the fund or (b) for funds with an unsecured line of credit, 33.3% of the net assets of the fund. For the High Yield Fund, the U.S. VRP Master Fund, the International Developed Markets VRP Fund, the Global Equity VRP Master Fund, the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio, the umbrella line of credit takes the form of a secured loan agreement, which is effective November 28, 2017—October 29, 2019. For the U.S. Large Cap VRP Fund and U.S. Small Cap VRP Fund, the umbrella line of credit takes the form of an unsecured loan agreement, which is effective June 6, 2018- October 29, 2019.

Through the period ended November 30, 2018, the Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio did not draw on the line of credit and as of November 30, 2018 the Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio did not have an outstanding loan balance.

11. Subsequent Events Evaluation

In preparing these financial statements, the Elements Portfolios have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

12. Other Information

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have early adopted this standard effective November 30, 2018, and the changes are incorporated into the financial statements.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Expense Examples (Unaudited)

As a shareholder of the Elements Portfolios, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Portfolio expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 through November 30, 2018.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Elements Portfolios’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each Portfolio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Elements Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Elements U.S. Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2018	ENDING ACCOUNT VALUE NOVEMBER 30, 2018	EXPENSES PAID DURING PERIOD* JUNE 1, 2018 – NOVEMBER 30, 2018
Actual	$1,000.00	1,024.50	0.76
Hypothetical (5% annual return before expenses)*	$1,000.00	1,024.32	0.76

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period.

Elements U.S. Small Cap Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2018	ENDING ACCOUNT VALUE NOVEMBER 30, 2018	EXPENSES PAID DURING PERIOD* JUNE 1, 2018 – NOVEMBER 30, 2018
Actual	$1,000.00	957.97	0.74
Hypothetical (5% annual return before expenses)*	$1,000.00	1,024.32	0.76

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Elements International Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2018	ENDING ACCOUNT VALUE NOVEMBER 30, 2018	EXPENSES PAID DURING PERIOD* JUNE 1, 2018 – NOVEMBER 30, 2018
Actual	$1,000.00	900.27	0.95
Hypothetical (5% annual return before expenses)*	$1,000.00	1,024.07	1.01

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period.

Elements International Small Cap Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2018	ENDING ACCOUNT VALUE NOVEMBER 30, 2018	EXPENSES PAID DURING PERIOD* JUNE 1, 2018 – NOVEMBER 30, 2018
Actual	$1,000.00	873.13	0.99
Hypothetical (5% annual return before expenses)*	$1,000.00	1,024.02	1.07

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period.

Elements Emerging Markets Portfolio

	BEGINNING ACCOUNT VALUE JUNE 1, 2018	ENDING ACCOUNT VALUE NOVEMBER 30, 2018	EXPENSES PAID DURING PERIOD* JUNE 1, 2018 – NOVEMBER 30, 2018
Actual	$1,000.00	900.28	1.00
Hypothetical (5% annual return before expenses)*	$1,000.00	1,024.02	1.07

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Additional Information (Unaudited)

1. Board Approval of the Continuation of the Investment Management Agreement

Stone Ridge Trust

Semi-Annual Report

November 30, 2018

Elements U.S. Portfolio

Elements U.S. Small Cap Portfolio

Elements International Portfolio

Elements International Small Cap Portfolio

Elements Emerging Markets Portfolio

Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds an in-person meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.

At an in-person meeting held on October 30, 2018, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of the investment management agreement (the “Existing Agreement”) between the Adviser and the Trust on behalf of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio (each, a “Portfolio”). Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the Existing Agreement. In evaluating the Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreement.

The Board’s consideration of the Existing Agreement included but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Portfolios and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each Portfolio; and (4) the extent to which economies of scale may be realized as the Portfolios grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the Portfolios. In determining whether to approve the continuation of the Existing Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including management of each Portfolio’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the Portfolios’ investment programs in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, proprietary software, technology and personnel needed to implement each Portfolio’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities.

The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Portfolios. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to each Portfolio under the Existing Agreement and analyzed the Adviser’s ongoing ability to service the Portfolios through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreement.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Additional Information (Unaudited)

In considering the investment performance of the Portfolios and the Adviser, the Board reviewed information provided by the Adviser relating to each Portfolio’s performance together with the performance of each Portfolio’s corresponding index or indexes (where applicable). For each Portfolio, the Board considered the performance information for the 1 month, 3 month, 6 month and 1 year periods ended August 31, 2018 as well as for the period ended August 31, 2018 since the Portfolio’s commencement of investment operations. The Board also reviewed performance information for funds within Morningstar categories that include U.S. equity large cap growth, value and blended funds with greater than $1.5 billion in assets (for the Elements U.S. Portfolio), U.S. equity small cap funds with greater than $1.5 billion in assets (for the Elements U.S. Small Cap Portfolio), global equity large cap funds with greater than $1.5 billion in assets (for the Elements International Portfolio), global equity mid/small cap funds with greater than $1 billion in assets (for the Elements International Small Cap Portfolio) and emerging markets equity funds with greater than $1 billion in assets (for the Elements Emerging Markets Portfolio), in each case, with specified characteristics as determined by the Adviser in consultation with the Portfolios’ third-party administrator (the “peer groups”). The Board considered the performance information for any comparable registered investment funds managed by the Adviser. The Board also considered the performance information for select multi-style factor funds that the Adviser believes are the most comparable registered investment funds to the Portfolios. The Board also considered the Adviser’s explanation that it does not manage any other accounts with strategies similar to those of the Portfolios and that there are very few, if any, funds that follow investment strategies similar to those of the Portfolios due to the unique nature of the Portfolios’ investment strategies among registered funds, thus making it difficult to identify appropriate peer groups for the Portfolios and that the peer groups identified were based on an assessment of how the Adviser and the Portfolios’ third-party administrator believed Morningstar would likely categorize the Portfolios. The Board, including the Independent Trustees, concluded that each Portfolio’s performance and/or other relevant factors supported the renewal of the Existing Agreement.

In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each Portfolio, the Board considered the fees paid under the Existing Agreement, the expense ratio for each Portfolio and any contractual expense limitation undertaken by the Adviser. In considering the appropriateness of the management fees, expense ratios and expense limitations applicable to the Portfolios, the Board also compared this data against the corresponding information for the funds in the applicable peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreement. The Board also noted that the Adviser may receive reputational benefits from its relationships with the Portfolios. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the management fee arrangements applicable to each of the Portfolios pursuant to the Existing Agreement were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationships with the Portfolios supported the continuation of the Existing Agreement.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Portfolios grow and whether the Portfolios’ fee levels reflect such economies of scale, such as through breakpoints in their investment management fees or through expense waiver and/or limitation agreements. The Board noted the Adviser’s views regarding its ability to achieve economies of scale in respect of the different asset classes represented by the Portfolios’ investment programs. In addition, the Board noted that each of the Portfolios was subject to a contractual expense limitation agreement. The Board noted that the Adviser generally sets the expense limitations for the Portfolios at levels that it believes reflect market levels for the services provided to, and expenses borne by, the Portfolios. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Portfolios supported the continuation of the Existing Agreement.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of the Existing Agreement was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that the Existing Agreement should be continued for a one-year period.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Additional Information (Unaudited)

2. Shareholder Notification of Federal Tax Status

For the fiscal period ended November 30, 2018, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

QDI
Elements U.S. Portfolio	87.72%
Elements U.S. Small Cap Portfolio	81.46%
Elements International Portfolio	34.25%
Elements International Small Cap Portfolio	35.04%
Elements Emerging Market Portfolio	8.75%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended May 31, 2018 was as follows:

DRD
Elements U.S. Portfolio	86.97%
Elements U.S. Small Cap Portfolio	81.70%
Elements International Portfolio	3.90%
Elements International Small Cap Portfolio	3.61%
Elements Emerging Market Portfolio	6.67%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Portfolio was as follows:

Elements U.S. Portfolio	2.96%
Elements U.S. Small Cap Portfolio	7.70%
Elements International Portfolio	2.56%
Elements International Small Cap Portfolio	20.39%
Elements Emerging Market Portfolio	81.54%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal

Revenue Section 871(k)(1)(C) for each Portfolio was as follows:

Elements U.S. Portfolio	3.84%
Elements U.S. Small Cap Portfolio	7.76%
Elements International Portfolio	1.73%
Elements International Small Cap Portfolio	2.29%
Elements Emerging Market Portfolio	4.75%

Pursuant to Section 853 of the Internal Revenue Code, the following Portfolios elect to pass-through to shareholders the credit for taxes paid to eligible foreign countries, which may be less than the actual amount paid for financial statement purposes.

	PER SHARE
FUND	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	SHARES OUTSTANDING AT 5/31/2018
Elements International Portfolio	10,168,154	1,047,817	0.189869928	0.020000000	53,553,262
Elements International Small Cap Portfolio	3,353,390	376,143	0.164872227	0.018493386	20,339,326

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Additional Information (Unaudited)

3. Availability of Quarterly Portfolio Holdings Schedules

The Elements Portfolios are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Elements Portfolios’ Form N-Q is available without charge on the SEC’s website, www.sec.gov or by calling 1.855.609.3680.

4. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Elements Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website www.sec.gov. The Elements Portfolios are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	November 30, 2018

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

ALPS Distributors, Inc.

1290 Broadway #1100

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Elements Portfolios P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.elementsfunds.com	SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

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Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 2/5/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 2/5/2019

By (Signature and Title)*	/s/ Anthony Zuco Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 2/5/2019

* Print the name and title of each signing officer under his or her signature.

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